ANNUAL REPORT

 . PACIFIC SELECT FUND





[LOGO OF PACIFIC SELECT FUND APPEARS HERE]

Dear Shareholders:

     We are pleased to share with you the Pacific Select Fund (the "Fund") Annual Report dated December 31, 1995. The Fund is the underlying investment vehicle for variable life insurance policies and variable annuity contracts offered by Pacific Mutual Life Insurance Company ("Pacific Mutual") and variable annuity contracts administered by Pacific Corinthian Life Insurance Company.

     Pacific Mutual, as Adviser to the Fund and Portfolio Manager of the Money Market Portfolio and High Yield Bond Portfolio, with input from each of the Portfolio Managers of the other Portfolios of the Fund, has prepared the attached discussion of the results for each Portfolio of the Fund for year ended December 31, 1995. These discussions reflect the views of the Portfolio Managers as of the time that they were written. These views can change at any time based on market or other conditions.

     The Adviser and the Fund engaged other firms to serve as Portfolio Managers under Pacific Mutual's supervision for ten of the Portfolios. Pacific Investment Management Company ("PIMCO") serves as Portfolio Manager for the Managed Bond Portfolio and the Government Securities Portfolio. Capital Guardian Trust Company ("Capital Guardian") serves as Portfolio Manager for the Growth Portfolio. J.P. Morgan Investment Management Inc. ("JPMIM") serves as Portfolio Manager for the Equity Income Portfolio and the Multi-Strategy Portfolio. Templeton Investment Counsel, Inc. ("Templeton") serves as Portfolio Manager for the International Portfolio. Bankers Trust Company ("Bankers Trust") serves as Portfolio Manager for the Equity Index Portfolio. Janus Capital Corporation ("Janus") serves as Portfolio Manager for the Growth LT Portfolio. Greenwich Street Advisors, a division of Smith Barney Mutual Funds Management Inc. ("Greenwich"), serves as Portfolio Manager for the Equity Portfolio and Bond and Income Portfolio.

     We look forward to continued growth in assets in 1996 and beyond.

Sincerely,



Thomas C. Sutton
Chairman and President
Pacific Select Fund

                  PACIFIC SELECT FUND PERFORMANCE DISCUSSION



MONEY MARKET/HIGH YIELD BOND PORTFOLIOS
---------------------------------------

The total return for the Money Market Portfolio for the year ended December 31, 1995 was 5.5%.** The yield, measured during the 7 day period ending December 31, 1995, was 5.5% for the Money Market Portfolio.

The Federal Reserve's Federal Open Market Committee ("FOMC") on December 19, 1995 surprised many analysts by lowering the target Federal funds' rate by 25 basis points from 5.75% to 5.50%. The FOMC cited a more favorable inflation rate coupled with moderation in inflation expectations. This interest rate reduction furthers the trend towards an easier monetary policy and will gain significance if additional cuts take place. Many economists generally believe that further reductions in the Federal funds' rate are likely because the current levels, by historical standards, are restrictive.

Pacific Mutual has looked to maintaining an extended average maturity in the Portfolio of about 55 days; however decreasing supply and a shortening in maturities offered resulted in the Portfolio's average maturity to drop to 40.2 days. The yield levels, however, have remained strong.

The total return for the High Yield Bond Portfolio for the year ended December 31, 1995 was 18.9%.** The yield, measured during the 30 day period ending December 31, 1995, was 9.1% for the High Yield Bond Portfolio. The strong performance of the high yield market in 1995 was attributed to a stable interest rate environment and a strong demand from high yield mutual funds. Pacific Mutual believes that most economic indicators point to a stable interest rate environment in 1996 and currently intends to continue to have the High Yield Bond Portfolio fully invested in 1996.

As the graph below indicates, the High Yield Bond Portfolio outperformed the First Boston High Yield Bond Index by 1.49% and slightly underperformed the Lehman Brothers Government Corporate Bond Index by .37% for the year ended December 31, 1995.

                                        -------------------------------------------------------------------------
                                                                  Performance Comparison
                                                                      as of 12/31/95
                                        -------------------------------------------------------------------------
                                           1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95
                                        -------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO                 $10,000  10,600  11,039  11,081  13,805  16,389  19,341  19,421  23,088
                                        -------------------------------------------------------------------------
First Boston High Yield Index             $10,000  10,989  11,033  10,330  14,850  17,325  20,601  20,402  23,953
                                        -------------------------------------------------------------------------
Lehman Brothers Government Corporate
 Bond Index                               $10,000  10,396  11,875  12,858  14,932  16,065  17,837  17,212  20,521
                                         -------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.



MANAGED BOND/GOVERNMENT SECURITIES PORTFOLIOS
---------------------------------------------

The total returns for 1995 for the Managed Bond Portfolio and the Government Securities Portfolio were 19.0%** and 18.8%**, respectively. The total returns for the Lehman Brothers Government Corporate Bond Index ("LBG/C Index") and Lehman Brothers Government Bond Index for 1995 were 19.2% and 18.3%, respectively. The Portfolios' returns represent price gains plus coupon income. PIMCO reports that both Portfolios realized significant price gains from the bond rally that occurred during 1995. PIMCO believes that a slowing economy, diminished prospects for inflation, and less government spending helped to contribute to lower interest rates and higher bond prices in 1995.



__________________________________
** The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

PIMCO explains that the Managed Bond Portfolio's competitive performance was the result of longer-than-index duration in the second half of 1995, and an allocation to currency-hedged foreign government bonds, which rose in price as growth and inflation slowed in many foreign countries.

PIMCO explains that the Government Securities Portfolio's strong performance in the fourth quarter was due to a large allocation to long-maturity U.S. Government bonds and an allocation to currency-hedged foreign government securities. PIMCO reports that the Portfolio's longer-than-index duration during the fourth quarter also helped to boost the Portfolio's 1995 performance above that of the Lehman Brothers Government Bond Index.

For both Portfolios in 1996, PIMCO currently intends to maintain an average maturity above that of market indexes to reflect a moderately bullish stance on interest rates. PIMCO anticipates slow, steady economic growth in 1996 with low inflation. PIMCO also currently intends to continue to seek yield in each Portfolio through purchasing currency-hedged foreign bonds and short-term mortgage securities.

                                        -------------------------------------------------------------------------
                                                                   Performance Comparison
                                                                      as of 12/31/95
                                        -------------------------------------------------------------------------
                                           1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95
                                        -------------------------------------------------------------------------
MANAGED BOND PORTFOLIO                    $10,000  10,399  11,929  12,946  15,151  16,466  18,382  17,581  20,929
                                        -------------------------------------------------------------------------
Lehman Brothers Government Corporate
 Bond Index                               $10,000  10,396  11,875  12,858  14,932  16,065  17,837  17,212  20,521
                                        -------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.

                                       -------------------------------------------------------------------------
                                                                  Performance Comparison
                                                                     as of 12/31/95
                                       -------------------------------------------------------------------------
                                          1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95
                                       -------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO          $10,000  10,355  11,864  12,814  14,949  16,073  17,808  16,902  20,081
                                       -------------------------------------------------------------------------
Lehman Brothers Government Bond Index    $10,000  10,364  11,839  12,872  14,843  15,917  17,613  17,018  20,140
                                       -------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.












__________________________________
** The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

GROWTH PORTFOLIO
----------------

The Growth Portfolio's total return for the year ending December 31, 1995 was 25.8%** versus 31.7% for the Russell 2500 Index and 37.6% for the Standard and Poor's 500 Stock Index ("S&P 500 Index").

With the Standard and Poor's 500 Stock Index up over 37%, Capital Guardian reports that 1995 was the third year of the past seven in which U.S. equities gained more than 30%. Capital Guardian explains that the U.S. equities market seemed to be driven by an almost perfect combination of events: strong corporate profits, based substantially on productivity gains; a rebound in the bond market; modest inflation despite a good economy; an increase in merger and acquisition activity; huge equity mutual fund inflows; and sluggish returns in several non-U.S. markets.

Capital Guardian reports that the Portfolio benefitted from maintaining a close to fully invested posture, holding large positions in financial institutions, and scaling back some large technology holdings before the recent sharp declines in that sector. Capital Guardian reports that factors which negatively affected the Portfolio included holdings in the consumer discretionary and services sector, such as media, and some of the more economically sensitive areas, such as autos, and not enough of the highly predictable consumer growth companies. Additionally, the equity market's strong returns meant that even the small amount of cash that was held was a drag on the Portfolio's results.

Looking ahead, Capital Guardian currently intends that the Portfolio will continue to have significant holdings in financial institutions and media companies on the anticipation that the two industries will benefit from continuing consolidation and merger activity. Capital Guardian believes that many technology stocks are generally outside of attractive valuations, but will look for opportunities to selectively rebuild some technology positions. Capital Guardian does not anticipate U.S. equity results in 1996 to match the phenomenal gains of 1995. Capital Guardian believes that corporate profit growth will almost certainly slow as profit margins have little room to expand, consumers are more cautious, inventories are rising in many sectors after a slow fourth quarter, and economic growth projections for much of Europe and Japan are modest.

                    -------------------------------------------------------------------------
                                              Performance Comparison
                                                  as of 12/31/95
                    -------------------------------------------------------------------------
                       1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95
                    -------------------------------------------------------------------------
GROWTH PORTFOLIO      $10,000  11,507  15,529  12,844  17,872  21,541  26,259  23,505  29,559
                    -------------------------------------------------------------------------
Russell 2500 Index    $10,000  11,756  14,041  11,951  17,531  20,369  23,736  23,484  30,927
                    -------------------------------------------------------------------------
S&P 500 Index         $10,000  11,188  14,735  14,277  18,617  20,035  22,040  22,320  30,733
                    -------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.

EQUITY INCOME/MULTI-STRATEGY PORTFOLIOS
---------------------------------------

The total return for the Equity Income Portfolio for the year ending December 31, 1995 was 31.7%** versus the S&P 500 Index of 37.6%. The Multi-Strategy Portfolio's total return for the year ending December 31, 1995 was 25.3%** versus 18.3% for the Lehman Brothers Government Corporate Bond Index and 37.6% for the S&P 500 Index.

JPMIM reports that U.S. equities closed out an extraordinary year by earning a total return of almost 6% for the fourth quarter, as measured by the S&P 500 Index. The annual S&P 500 Index return was the best since 1958 and the second best annual return in post World War II history. The end of the year saw a continuation of the year's major trends: a record level of mergers and acquisitions; corporate profits as a percent of Gross Domestic Product were the highest in more than 15 years; the lowest inflation in 30 years; and a long bond yield approaching the lowest levels in 25 years. JPMIM adds that during 1995 the largest decline the market suffered over any period was 2.5% while setting a new high every four days on average.

____________________
** The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

JPMIM reports that after declining dramatically in 1994, the bond market had one of its best years on record in 1995, with most bonds showing total returns of 15-20% and the bellwether 30-year Treasury producing a return of over 30%. The primary catalyst behind this strong performance was a big decline in short-term interest rates caused by benign inflation reports, weak economic growth, and expectations for further interest rate easings by the Federal Reserve.

The Federal Reserve lowered interest rates twice, trimming them by 25 basis points in both July and December. JPMIM believes this further fueled the bond market's rally: intermediate-term bonds ended the year with a yield of 5.94%, down from 8.22% at the beginning of 1995, while the long-term bond closed out the year with a yield of 5.94% versus 7.88% at the beginning of the year.

JPMIM reports that the Multi-Strategy Portfolio's usual allocation is a 60% weighting in stocks and a 40% weighting in bonds. Throughout the year, the Portfolio made only modest shifts in its allocation, with a slight bias towards equities, due to equities' superior performance. The Portfolio also took advantage of opportunities in the bond market, especially in the long end of the yield curve. The Portfolio concluded the year with a slightly overweighted position of 63% in equities versus 37% in bonds.

During the first quarter, JPMIM maintained a defensive strategy by keeping the Multi-Strategy's fixed income maturities short, a move which slightly hurt performance as the bond market began to rally. As interest rates began to change direction, however, JPMIM adjusted maturities to a slightly longer duration position, a strategy which added value throughout the remainder of the year.

During the year, JPMIM actively managed the Portfolio's allocation to Treasuries, corporates, and mortgages based on their relative attractiveness. In early 1995, JPMIM decreased the allocation to "spread" products such as corporates and mortgages (so called because their yields are higher than those of Treasuries) due to expectations that yield spreads would widen and that these sectors would underperform. In the second half of the year, JPMIM overweighted corporate bonds on expectations that their yield spreads relative to Treasuries would remain stable. In addition, JPMIM moved from an underweighted position in mortgages to a "neutral" position relative to the index in order to take advantage of attractive valuations in that sector and capture additional yield.

JPMIM reports that fixed income security selection also added value to performance during this period. The Multi-Strategy Portfolio maintained its focus on high-quality issuers, keeping the average quality of its holdings between AA and AAA.

JPMIM currently believes that it is very unlikely that the stellar bond market returns of 1995 will be repeated in 1996. JPMIM currently intends to continue their cautious optimism on bonds, given continued weaker economic data, a positive inflation environment and secular factors, including credible deficit reduction talk in Washington and, therefore, currently intends to continue to manage the Multi-Strategy Portfolio's bonds with slightly longer durations. In addition, JPMIM currently intends to continue to overweight corporates and mortgages in order to take advantage of their higher yields relative to Treasuries.

JPMIM reports that the Equity Income Portfolio generated positive returns on an absolute basis, but underperformed the S&P 500 Index. JPMIM observes that its investment strategy of broad diversification proved difficult in a market where returns were highly concentrated among the 50 largest stocks. This trend did not bode well for their value-oriented approach to stock selection which seeks to identify companies that are undervalued relative to a forecast of their long-term earnings and dividend payouts. In addition, the uncertain economic environment for most of the year caused investors to focus on near-term corporate earnings and to overpenalize companies with near-term earnings disappointments. JPMIM's style, which focuses on longer-term forecasts, is uniquely vulnerable during these periods since they are invariably drawn to stocks that have underperformed due to near-term earnings disappointments. JPMIM believes that while this psychology of the market was not ideal for their valuation approach, experience indicates that these types of markets tend to be short-lived.

JPMIM currently believes that U.S. stock market returns are expected to be lower in 1996 and may experience some volatility in the coming months. However, as the emotions that drove the markets and many stocks to historical highs in 1995 begin to dissipate, superior stock selection will become increasingly critical in producing good performance. JPMIM believes that this should bode well for both Portfolios' investment process, which focuses on identifying undervalued stocks with attractive long-term fundamentals.

                         -------------------------------------------------------------------------
                                                   Performance Comparison
                                                       as of 12/31/95
                         -------------------------------------------------------------------------
                            1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95
                         -------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO    $10,000  10,896  14,082  13,020  17,111  18,027  19,522  19,467  25,629
                         -------------------------------------------------------------------------
S&P 500 Index              $10,000  11,188  14,735  14,277  18,617  20,035  22,040  22,320  30,733
                         -------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.

                                                    -----------------------------------------------------------------------
                                                                          Performance Comparison
                                                                              as of 12/31/95
               ------------------------------------------------------------------------------------------------------------
                                                    1/88     12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95
               ------------------------------------------------------------------------------------------------------------
               MULTI-STRATEGY PORTFOLIO             $10,000  10,601  13,083  12,891  15,989  16,878  18,438  18,162  22,750
               ------------------------------------------------------------------------------------------------------------
               S&P 500 Index                        $10,000  11,188  14,735  14,277  18,617  20,035  22,040  22,320  30,733
               ------------------------------------------------------------------------------------------------------------
               Lehman Brothers Government Corporate
               Bond Index                           $10,000  10,396  11,875  12,858  14,932  16,065  17,837  17,212  20,521
               ------------------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.


INTERNATIONAL PORTFOLIO
-----------------------

The International Portfolio's total return for 1995 was 10.56%** versus 11.21% for the Morgan Stanley Capital International Europe Australia and Far East Index ("EAFE Index"). Templeton reports that lower costs, stronger balance sheets, and higher earnings continued to push up prices for financial companies in Scandinavia, Spain and Anglo-Saxon countries. Therefore, the Portfolio's overweighting (i.e., 19.6% more in the Portfolio than in the EAFE Index) in Scandinavian companies and banks helped to propel the Portfolio's performance. Other defensive companies, such as pharmaceuticals, also appreciated strongly in 1995 and enhanced the performance of the European portion of the Portfolio.

Templeton reports that in Asia, the Hong Kong market staged a recovery throughout the year and the Portfolio's overweighting (3.9% more in the Portfolio than in the EAFE Index) contributed to the Portfolio's performance in Asia. Overall for 1995 the Portfolio's 41% underweighting in Japan versus the EAFE Index helped the Portfolio's performance; however, the Japanese market did have a positive fourth quarter and Templeton intends to review opportunities in Japan as warranted.

In local and U.S. dollar terms, Templeton notes that many Latin American stocks staged a come-back in the last quarter of 1995 and that some of the Portfolio's positions in the more liquid stocks yielded positive returns for the year.

                         -------------------------------------------------------------------------
                                                   Performance Comparison
                                                       as of 12/31/95
                         -------------------------------------------------------------------------
                            1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95
                         -------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO    $10,000  11,688  14,078  12,181  13,511  12,190  15,851  16,329  18,053
                         -------------------------------------------------------------------------
EAFE Index                 $10,000  12,609  13,938  10,668  11,958  10,492  13,916  15,001  16,694
                         -------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.

____________________
** The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

EQUITY INDEX PORTFOLIO
----------------------

For the year ended December 31, 1995, the total return for the Equity Index Portfolio was 36.9%* versus 37.6% for the S&P 500 Index. The Equity Index Portfolio seeks to replicate the performance of the S&P 500 Index.

Bankers Trust reports that with surging equity markets and falling interest rates, 1995 was truly a year for the record books. After raising rates for more than a year, the Federal Reserve cut rates twice in 1995, once in July and again in December, bringing the Federal funds' short term rate to 5.50% at year-end and the yield on the 30 year Treasury to 5.94% (from a year ago close of 7.78%). The S&P 500 Index had its best year since 1958, returning over 37% for the year. Biotechnology and technology were the sectors leading the pack with trucking and steel bringing up the rear for the year. Healthcare was one of the best performing sectors returning 31.0% for the fourth quarter. The weakest sector was electronic semi-conductors down 22.49% for the fourth quarter.

Bankers Trust believes that, as the economy proceeds on a course that includes real growth and inflation at around 2.5% and corporate profits rising by 5-7%, the equity markets should be presented with a favorable background but believes it is extremely unlikely that the extent of the strength in stocks in 1995 will be repeated in 1996.


GROWTH LT PORTFOLIO
-------------------

For the year ending December 31, 1995, the total return for the Growth LT Portfolio was 36.8%** versus 37.6% for the S&P 500 Index and 31.7% for the Russell 2500 Index.

Janus reports that at year end the Growth LT Portfolio asset allocation was 71.5% in domestic stocks, 10.2% in foreign stocks and 18.3% in cash and cash equivalents. In addition, 78% of the Portfolio comprised investments in companies with capitalization of $5 billion or less. The average weighted market capitalization for the Portfolio was $8.32 billion.

Janus believes that during 1995 the Portfolio benefitted from holdings in the technology, telecommunication, financial services and pharmaceutical sectors along with good individual performances from a number of other positions. Janus reports that while the Portfolio had strong equity gains in 1995, the fourth quarter performance was affected by a general slowdown in the economy which provided disappointments in both the telecommunication and technology sectors.

Janus adds that although many of the Portfolio's foreign holdings turned in positive performances, others did not fully meet Janus' expectations and were a drag on performance during the fourth quarter.

Janus concludes that the overall performance of the Portfolio was pleasing for 1995, as a low interest rate environment and high corporate earnings helped fuel one of the best equity markets on record.

                     -------------------------
                       Performance Comparison
                           as of 12/31/95
                     -------------------------
                        1/94   12/94   12/95
                     -------------------------
GROWTH LT PORTFOLIO    $10,000  11,326  15,489
                     -------------------------
S&P 500 Index          $10,000  10,127  13,944
                     -------------------------
Russell 2500 Index     $10,000   9,894  13,030
                     -------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.


____________________
** The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

EQUITY PORTFOLIO
----------------

For the year ending December 31, 1995, the total return for the Equity Portfolio was 23.8%** versus 37.6% for the S&P 500 Index.

Greenwich reports that equity investment continued to grow in the fourth quarter, as the S&P 500 Index rose a healthy 5.4%. A shift occurred though, away from technology to more traditional, defensive areas, as investors grew more concerned about a slowing economic environment, and the possibilities of a recession. Greenwich believes that many companies did not perform up to analysts' expectations and therefore there was downward pressure on the stock even though the companies had sound fundamentals. Greenwich believes that as a result of these fears, the equity markets became enormously volatile with rapidly changing leadership and even more volatile price action in specific stocks.

Greenwich explains that the Equity Portfolio was not immune to the wild swings of the market. After performing better than the S&P 500 Index for part of 1995, the Portfolio gave up some performance in the fourth quarter, when technology and select consumer stocks underperformed.

In looking to 1996, Greenwich believes equities will continue to perform well, but at least at this juncture, at a slower pace than 1995. Greenwich currently intends to invest more in healthcare companies that produce products as opposed to managed care healthcare companies, and to add stocks of financial service companies. Greenwich remains quite optimistic that technology and healthcare represent two major long-term areas of interest. Greenwich intends to remain committed to an investment approach that owns high quality, high-growth companies.

                  ------------------------------------------------------------------------------------------------
                                                        Performance Comparison
                                                            as of 12/31/95
                  ------------------------------------------------------------------------------------------------
                    1/85   12/85   12/86   12/87   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95
                  ------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO  $10,000  13,000  15,721  16,064  17,253  22,451  21,881  28,386  30,183  35,029  34,023  42,120
                  ------------------------------------------------------------------------------------------------
S&P 500 Index     $10,000  13,169  15,628  16,458  19,182  25,262  24,478  31,919  34,350  37,787  38,267  52,690
                  ------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.


BOND AND INCOME PORTFOLIO
-------------------------

For the year ending December 31, 1995, the total return for the Bond and Income Portfolio was 33.7%* versus 27.2% for the Salomon Brothers High Grade Long Term Index and 30.9% for the Lehman Brothers Government Corporate Long Term Index.

Greenwich reports that in 1995 the Bond and Income Portfolio had an average credit quality rating of A and an average bond duration of 13.3 years.

Greenwich reports that additional economic evidence of slow growth and continued improvement in both the Producer Price Index and the Consumer Price Index provided a positive backdrop for the bond market in 1995. The Federal Reserve also contributed to a strong fixed income market by lowering short-term rates 25 basis points in both July and December. In 1995 the prospect for passage of a balanced budget agreement in the foreseeable future supported both the fixed income and equity markets.

Looking back to 1995, Greenwich notes that the flow of funds into the Portfolio was good and allowed Greenwich to buy Treasuries and corporate bonds throughout the year. Greenwich favored the corporate sector in 1995 because corporate earnings were strong and corporate cash flows were good.

Greenwich currently believes the trend for lower interest rates will continue into 1996. Greenwich currently anticipates that the average bond duration in 1996 will stay around 13 years and that the corporate sector will continue to be more attractive than Treasuries. Greenwich notes that the economy appears to be growing at a rate of 2% or less and corporations appear intent on holding cost increases to a minimum.


____________________
** The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

                                   -------------------------------------------------------------------------------------------------
                                                                         Performance Comparison
                                                                             as of 12/31/95
                                   -------------------------------------------------------------------------------------------------
                                      1/85   12/85   12/86   12/87   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95
                                   -------------------------------------------------------------------------------------------------
BOND AND INCOME PORTFOLIO            $10,000  13,087  15,577  15,253  16,224  18,989  19,609  24,379  26,350  31,459  28,827  38,543
                                   -------------------------------------------------------------------------------------------------
Salomon Brothers High
 Grade LT Index                      $10,000  13,010  15,591  15,550  17,216  20,010  21,367  25,617  28,026  31,729  29,908  38,044
                                   -------------------------------------------------------------------------------------------------
Lehman Brothers Government
 Corporate LT Index                  $10,000  12,976  15,758  15,627  17,147  20,154  21,452  25,640  27,830  32,327  30,036  39,031
                                   -------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predicitive of future performance.


____________________
** The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

                         INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders
Pacific Select Fund


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Pacific Select Fund, (the "Fund"), comprised of the Money Market, Managed Bond, Government Securities, High Yield Bond, Growth, Equity Income, Multi-Strategy, International, Equity Index, Growth LT, Equity, and Bond and Income Portfolios as of December 31, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years then ended (as to the Equity Index Portfolio and the Growth LT Portfolio, for the periods from commencement of operations through December 31, 1995). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the Equity and the Bond and Income Portfolios for the three years ended December 31, 1993 were audited by other auditors whose report dated February 15, 1994, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios constituting Pacific Select Fund as of December 31, 1995 and the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 16, 1996

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                    HIGH
                                                                MONEY      MANAGED    GOVERNMENT   YIELD                 EQUITY
                                                                MARKET      BOND      SECURITIES    BOND      GROWTH     INCOME
                                                               PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO
                                                               ---------  ---------   ---------   ---------  ---------  ---------
ASSETS
Investments in securities at market value....................             $ 109,020   $  31,924   $  79,962  $ 125,624  $ 194,850
Short-term investments at amortized cost.....................  $  94,486     17,588      34,761       2,609      3,943     10,086
Cash.........................................................                    14                      10          1        214
Receivables:
 Dividends and interest......................................        491      2,150         465       1,748         89        250
 Fund shares sold............................................      1,042      1,156         220         148        954      1,095
 Securities sold.............................................                   134       3,761                      5        291
 Variation margin............................................                   117          77
                                                               ---------  ---------   ---------   ---------  ---------  ---------
TOTAL ASSETS.................................................     96,019    130,179      71,208      84,477    130,616    206,786
                                                               ---------  ---------   ---------   ---------  ---------  ---------

LIABILITIES
Payables:
 Fund shares redeemed........................................         21
 Securities purchased........................................                 3,021      11,369                    494
 Accrued advisory fees.......................................         34         62          29          42         70        110
 Accrued custodian fees and recordkeeping fees...............          7         23           9           6         19         14
 Accrued other...............................................          8         17           6           4        292          9
Forwarding foreign currency contracts depreciation...........                    64          28
                                                               ---------  ---------   ---------   ---------  ---------  ---------
TOTAL LIABILITIES............................................         70      3,187      11,441          52        875        133
                                                               ---------  ---------   ---------   ---------  ---------  ---------
NET ASSETS...................................................  $  95,949  $ 126,992   $  59,767   $  84,425  $ 129,741  $ 206,653
                                                               =========  =========   =========   =========  =========  =========

NET ASSETS CONSIST OF:
Paid-in capital..............................................  $  95,975  $ 121,763   $  57,506   $  80,958  $ 111,305  $ 177,898
Under (over) distributed net investment income...............        (26)       127          56          29        (20)       (18)
Undistributed capital gains..................................                 2,377       1,107         989      8,911     11,054
Net unrealized appreciation of investments and on
 translation of other assets denominated in
 foreign currencies..........................................                 2,725       1,098       2,449     9,545      17,719
                                                               ---------  ---------   ---------   ---------  ---------  ---------
NET ASSETS...................................................  $  95,949  $ 126,992   $  59,767   $  84,425  $129,741   $ 206,653
                                                               =========  =========   =========   =========  =========  =========
Shares of beneficial interest outstanding $.001 par value....      9,579     11,440       5,511       8,622     6,988      11,351
                                                               =========  =========   =========   =========  =========  =========
NET ASSETS PER SHARE.........................................  $  10.017  $  11.101   $  10.844   $   9.792  $ 18.566   $  18.206
                                                               =========  =========   =========   =========  =========  =========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1995
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                MULTI-     INTER-      EQUITY      GROWTH               BOND AND
                                                               STRATEGY   NATIONAL     INDEX         LT       EQUITY     INCOME
                                                               PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO
                                                               ---------  ---------   ---------   ---------  ---------  ---------
ASSETS
Investments in securities at market value....................  $ 125,108  $ 163,139   $ 120,682   $ 163,740  $  99,223  $  54,793
Short-term investments at amortized cost.....................     12,351     21,266      16,396      34,882      8,630      1,114
Cash.........................................................         74                     28          16          1          1
Receivables:
 Dividends and interest......................................        843        646         229          35         55        922
 Fund shares sold............................................        841        685         401         936        317         71
 Securities sold.............................................        106                              2,031
 Variation margin............................................                                18
 Other receivables...........................................                    14
Organization costs...........................................                                             3
                                                               ---------  ---------   ---------   ---------  ---------  ---------
TOTAL ASSETS.................................................    139,323    185,750     137,754     201,643    108,226     56,901
                                                               ---------  ---------   ---------   ---------  ---------  ---------

LIABILITIES
Payables:
 Fund shares redeemed........................................         16
 Securities purchased........................................      4,772      3,343         203         543
 Accrued advisory fees.......................................         69        124          27         122         59         28
 Accrued custodian fees and recordkeeping fees...............          9         52           3          16         15         11
 Accrued other...............................................          6         32           2          15         16          9
Forward foreign currency contracts depreciation..............                                           162
                                                               ---------  ---------   ---------   ---------  ---------  ---------
TOTAL LIABILITIES............................................      4,822      3,551         235         858         90         48
                                                               ---------  ---------   ---------   ---------  ---------  ---------
NET ASSETS...................................................  $ 134,501  $ 182,199   $ 137,519   $ 200,785  $ 108,136  $  56,853
                                                               =========  =========   =========   =========  =========  =========

NET ASSETS CONSIST OF:
Paid-in capital..............................................  $ 118,536  $ 171,521   $ 111,798   $ 180,342  $  88,141  $  51,130
Under (over) distributed net investment income...............         30     (1,286)         (9)       (427)       (62)
Undistributed capital gains (losses).........................      6,564      3,299       4,558         164      8,332       (484)
Net unrealized appreciation of investments and on
 translation of other assets denominated in
 foreign currencies..........................................      9,371      8,665      21,172      20,706    11,725       6,207
                                                               ---------  ---------   ---------   ---------  ---------  ---------
NET ASSETS...................................................  $ 134,501  $ 182,199   $ 137,519   $ 200,785  $108,136   $  56,853
                                                               =========  =========   =========   =========  =========  =========
Shares of beneficial interest outstanding $.001 par value....      9,471     14,090       7,880      14,221     6,174       4,368
                                                               =========  =========   =========   =========  =========  =========
NET ASSETS PER SHARES........................................  $  14.201  $  12.931   $  17.451   $  14.119  $ 17.515   $  13.017
                                                               =========  =========   =========   =========  =========  =========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
(IN THOUSANDS)

                                                                                                      HIGH
                                                            MONEY       MANAGED       GOVERNMENT      YIELD                 EQUITY
                                                            MARKET       BOND         SECURITIES      BOND       GROWTH     INCOME
                                                           PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO  PORTFOLIO
                                                           ---------   ---------      ---------     ---------   ---------  ---------
INVESTMENT INCOME
Dividends, net of foreign taxes.........................                                            $      82   $   1,309  $   2,852
Interest................................................   $   5,737   $   5,892      $   2,422         4,868         509        281
Other...................................................                       4              1
                                                           ---------   ---------      ---------     ---------   ---------  ---------
Total Investment Income.................................       5,737       5,896          2,423         4,950       1,818      3,133
                                                           ---------   ---------      ---------     ---------   ---------  ---------

EXPENSES
Advisory fees...........................................         386         519            227           319         709        841
Custodial fees..........................................          32          41             25            31          49        102
Recordkeeping fees......................................          47          51             39            41          54         62
Trustees fees...........................................           5           5              2             3           6          7
Legal fees..............................................           5           3              2             2           3         12
Printing fees...........................................           9           7              3             5           9         12
Insurance expenses......................................           6           5              2             3           7          8
Other...................................................          22          24              9             9          25         26
                                                           ---------   ---------      ---------     ---------   ---------  ---------
Total Expenses..........................................         512         655            309           413         862      1,070
                                                           ---------   ---------      ---------     ---------   ---------  ---------
NET INVESTMENT INCOME...................................       5,225       5,241          2,114         4,537         956      2,063
                                                           ---------   ---------      ---------     ---------   ---------  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from security transactions............                     473            334           990       8,911     12,389
Net realized gain from futures contracts................                   4,975          2,403
Net realized foreign exchange gain......................                     286            126
                                                           ---------   ---------      ---------     ---------   ---------  ---------
Net Realized Gain on Investments
 and Foreign Currency Transactions......................                   5,734          2,863           990       8,911     12,389
                                                           ---------   ---------      ---------     ---------   ---------  ---------

Net unrealized appreciation on investments..............                   3,331          1,014         3,249      14,638     19,133
Net unrealized appreciation on futures contracts........                     462            350
Net unrealized foreign exchange loss....................                     (77)           (34)
                                                           ---------   ---------      ---------     ---------   ---------  ---------
Net Unrealized Gain on Investments and Foreign
 Currency Transactions..................................                   3,716          1,330         3,249      14,638     19,133
                                                           ---------   ---------      ---------     ---------   ---------  ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS......................                   9,450          4,193         4,239      23,549     31,522
                                                           ---------   ---------      ---------     ---------   ---------  ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................................   $   5,225   $  14,691      $   6,307     $   8,776   $  24,505  $  33,585
                                                           =========   =========      =========     =========   =========  =========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1995
(IN THOUSANDS)

                                                            MULTI-      INTER-         EQUITY        GROWTH                BOND AND
                                                           STRATEGY    NATIONAL        INDEX           LT        EQUITY     INCOME
                                                           PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO  PORTFOLIO
                                                           ---------   ---------      ---------     ---------   ---------  ---------
INVESTMENT INCOME
Dividends, net of foreign taxes.........................   $   1,237   $   2,889      $   1,861     $     634   $     606
Interest................................................       3,096         735            254         1,438         326  $   3,297
Other...................................................           1                          6
                                                           ---------   ---------      ---------     ---------   ---------  ---------
Total Investment Income.................................       4,334       3,624          2,121         2,072         932      3,297
                                                           ---------   ---------      ---------     ---------   ---------  ---------

EXPENSES
Advisory fees...........................................         650       1,031            195           845         565        255
Custodial fees..........................................          84         169             59           102          36         16
Recordkeeping fees......................................          53          98             43            63          42         37
Trustees fees...........................................           6           6              4             5           5          2
Legal fees..............................................           9           6              3             6          12          8
Printing fees...........................................           9          11              5            10          11          5
Insurance expenses......................................           6           7              5             6           5          2
Other...................................................          22          26             16            21          21         14
                                                           ---------   ---------      ---------     ---------   ---------  ---------
Total Expenses..........................................         839       1,354            330         1,058         697        339
                                                           ---------   ---------      ---------     ---------   ---------  ---------
NET INVESTMENT INCOME...................................       3,495       2,270          1,791         1,014         235      2,958
                                                           ---------   ---------      ---------     ---------   ---------  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from security transactions............       7,344       3,349          3,366        12,730       9,658        294
Net realized gain from futures contracts................                                  1,188
Net realized foreign exchange gain (loss)...............           1        (249)                        (502)
                                                           ---------   ---------      ---------     ---------   ---------  ---------
Net Realized Gain on Investments
 and Foreign Currency Transactions......................       7,345       3,100          4,554        12,228       9,658        294
                                                           ---------   ---------      ---------     ---------   ---------  ---------

Net unrealized appreciation on investments..............      11,136       6,435         17,060        18,848       7,633      8,971
Net unrealized depreciation on futures contracts........                                   (104)
Net unrealized foreign exchange loss....................                      (8)                        (286)
                                                           ---------   ---------      ---------     ---------   ---------  ---------
Net Unrealized Gain on Investments and Foreign
 Currency Transactions..................................      11,136       6,427         16,956        18,562       7,633      8,971
                                                           ---------   ---------      ---------     ---------   ---------  ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS......................      18,481       9,527         21,510        30,790      17,291      9,265
                                                           ---------   ---------      ---------     ---------   ---------  ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................................   $  21,976   $  11,797      $  23,301     $  31,804   $  17,526  $  12,223
                                                           =========   =========      =========     =========   =========  =========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
(IN THOUSANDS)

                                                                                                 HIGH
                                                   MONEY          MANAGED      GOVERNMENT       YIELD                      EQUITY
                                                   MARKET          BOND        SECURITIES        BOND          GROWTH      INCOME
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO   PORTFOLIO
                                                  ---------      ---------     ---------       ---------      ---------   ---------
OPERATIONS
Net investment income..........................   $   5,225      $   5,241     $   2,114       $   4,537      $     956   $   2,063
Net realized gain on investments
 and foreign currency transactions.............                      5,734         2,863             990          8,911      12,389
Net unrealized gain on investments
 and foreign currency transactions.............                      3,716         1,330           3,249         14,638      19,133
                                                  ---------      ---------     ---------       ---------      ---------   ---------
Net increase in net assets resulting
 from operations...............................       5,225         14,691         6,307           8,776         24,505      33,585
                                                  ---------      ---------     ---------       ---------      ---------   ---------

NET EQUALIZATION CREDITS (DEBITS)..............         (34)         1,230           300             795             76         430
                                                  ---------      ---------     ---------       ---------      ---------   ---------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..........................      (5,251)        (5,400)       (2,184)         (4,508)          (976)     (2,080)
Capital gains..................................                                                                     (13)        (55)
                                                  ---------      ---------     ---------       ---------      ---------   ---------
Net decrease in net assets resulting from
 distributions to shareholders.................      (5,251)        (5,400)       (2,184)         (4,508)          (989)     (2,135)
                                                  ---------      ---------     ---------       ---------      ---------   ---------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares...................     252,865         69,995        37,934          73,272         58,165     116,224
Dividend reinvestments.........................       5,229          5,311         2,169           4,459            987       2,129
Cost of shares repurchased.....................    (256,235)       (12,054)       (6,248)        (23,707)       (34,454)    (18,663)
                                                  ---------      ---------     ---------       ---------      ---------   ---------
Net increase in net assets derived from
 capital share transactions....................       1,859         63,252        33,855          54,024         24,698      99,690
                                                  ---------      ---------     ---------       ---------      ---------   ---------

NET INCREASE IN NET ASSETS.....................       1,799         73,773        38,278          59,087         48,290     131,570
                                                  ---------      ---------     ---------       ---------      ---------   ---------

NET ASSETS
Beginning of year..............................      94,150         53,219        21,489          25,338         81,451      75,083
                                                  ---------      ---------     ---------       ---------      ---------   ---------
End of year....................................   $  95,949      $ 126,992     $  59,767       $  84,425      $ 129,741   $ 206,653
                                                  =========      =========     =========       =========      =========   =========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1995
(IN THOUSANDS)

                                                   MULTI-         INTER-        EQUITY          GROWTH                    BOND AND
                                                  STRATEGY       NATIONAL        INDEX            LT           EQUITY      INCOME
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO   PORTFOLIO
                                                  ---------      ---------     ---------       ---------      ---------   ---------
OPERATIONS
Net investment income..........................   $   3,495      $   2,270     $   1,791       $   1,014      $     235   $   2,958
Net realized gain on investments
 and foreign currency transactions.............       7,345          3,100         4,554          12,228          9,658         294
Net unrealized gain on investments
 and foreign currency transactions.............      11,136          6,427        16,956          18,562          7,633       8,971
                                                  ---------      ---------     ---------       ---------      ---------   ---------
Net increase in net assets resulting
 from operations...............................      21,976         11,797        23,301          31,804         17,526      12,223
                                                  ---------      ---------     ---------       ---------      ---------   ---------

NET EQUALIZATION CREDITS.......................         272          1,864           288             181                         35
                                                  ---------      ---------     ---------       ---------      ---------   ---------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..........................      (3,457)        (3,358)       (1,800)           (815)          (296)     (2,958)
Capital gains..................................         (12)           (58)           (6)        (12,566)
                                                  ---------      ---------     ---------       ---------      ---------   ---------
Net decrease in net assets resulting from
 distributions to shareholders.................      (3,469)        (3,416)       (1,806)        (13,381)          (296)     (2,958)
                                                  ---------      ---------     ---------       ---------      ---------   ---------


CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares...................      43,830        115,563        89,775         162,889         29,095      18,183
Dividend reinvestments.........................       3,449          3,370         1,801          13,486            296       2,958
Cost of shares repurchased.....................     (10,704)       (22,950)      (16,452)        (43,568)       (11,610)     (7,666)
                                                  ---------      ---------     ---------       ---------      ---------   ---------
Net increase in net assets derived from
 capital share transactions....................      36,575         95,983        75,124         132,807         17,781      13,475
                                                  ---------      ---------     ---------       ---------      ---------   ---------

NET INCREASE IN NET ASSETS.....................      55,354        106,228        96,907         151,411         35,011      22,775
                                                  ---------      ---------     ---------       ---------      ---------   ---------


NET ASSETS

Beginning of year..............................      79,147         75,971        40,612          49,374         73,125      34,078
                                                  ---------      ---------     ---------       ---------      ---------   ---------
End of year....................................   $ 134,501      $ 182,199     $ 137,519       $ 200,785      $ 108,136   $  56,853
                                                  =========      =========     =========       =========      =========   =========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
(IN THOUSANDS)

                                                                                                 HIGH
                                                           MONEY       MANAGED    GOVERNMENT    YIELD                  EQUITY
                                                           MARKET       BOND      SECURITIES    BOND        GROWTH     INCOME
                                                          PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO
                                                          ---------   ---------   ---------    ---------   ---------  ---------
OPERATIONS
Net investment income..................................   $  2,061     $  2,493   $    915      $  1,503    $    478  $    589
Net realized gain (loss) on investments
 and foreign currency transactions.....................                  (3,119)    (1,524)          173       6,505     4,280
Net unrealized  depreciation on  investments
   and foreign currency transactions...................                  (1,577)      (562)       (1,521)    (16,416)   (5,106)
                                                          --------     --------   --------      --------    --------  --------
Net increase (decrease) in  net assets resulting
  from operations......................................      2,061       (2,203)    (1,171)          155      (9,433)     (237)
                                                          --------     --------   --------      --------    --------  --------

NET EQUALIZATION CREDITS (DEBITS)......................        338          306        (38)          126          52       155
                                                          --------     --------   --------      --------    --------  --------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..................................     (2,061)      (2,479)      (915)       (1,503)       (478)     (589)
From capital gains.....................................                     (51)       (30)         (173)     (6,492)   (4,280)
Return of capital......................................                     (10)        (1)
                                                          --------     --------   --------      --------    --------  --------
Net decrease in net assets resulting from
 distributions to shareholders.........................     (2,061)      (2,540)      (946)       (1,676)     (6,970)   (4,869)
                                                          --------     --------   --------      --------    --------  --------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares...........................    201,092       24,038      8,671        23,416      65,720    24,648
Proceeds from shares issued in asset acquisition.......      8,160                   2,255                              21,434
Dividend reinvestments.................................      2,052        2,500        950         1,669       6,951     4,883
Cost of shares repurchased.............................   (151,402)     (11,998)   (11,816)      (14,369)    (52,274)   (4,287)
                                                          --------     --------   --------      --------    --------  --------
Net increase in net assets derived from
   capital share transactions..........................     59,902       14,540         60        10,716      20,397    46,678
                                                          --------     --------   --------      --------    --------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................     60,240       10,103     (2,095)        9,321       4,046    41,727
                                                          --------     --------   --------      --------    --------  --------

NET ASSETS
Beginning of year......................................     33,910       43,116     23,584        16,017      77,405    33,356
                                                          --------     --------   --------      --------    --------  --------
End of year............................................   $ 94,150     $ 53,219   $ 21,489      $ 25,338    $ 81,451  $ 75,083
                                                          ========     ========   ========      ========    ========  ========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1994
(IN THOUSANDS)


                                                    MULTI-      INTER-      EQUITY       GROWTH                   BOND AND
                                                   STRATEGY    NATIONAL     INDEX          LT        EQUITY        INCOME
                                                   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                   ---------   ---------   ---------   ---------    ---------     ---------
OPERATIONS
Net investment income.............................. $  1,310    $    689   $    848     $    297   $   1,759      $  2,704
Net realized gain (loss) on investments
 and foreign currency transactions.................    2,028       2,902        136          344        (737)          839
Net unrealized appreciation (depreciation)
 on investments and foreign currency transactions..   (4,093)     (3,173)      (607)       2,144      (3,284)       (7,013)
                                                    --------    --------   --------     --------   ---------      --------
Net increase (decrease) in net assets resulting
 from operations...................................     (755)        418        377        2,785      (2,262)       (3,470)
                                                    --------    --------   --------     --------   ---------      --------

NET EQUALIZATION CREDITS (DEBITS)..................      253         397         41          139          (1)
                                                    --------    --------   --------     --------   ---------      --------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..............................   (1,310)       (419)      (848)        (399)     (1,759)       (2,711)
From capital gains.................................   (2,028)     (2,723)      (132)        (367)                   (2,291)
Return of capital..................................                                                      (20)         (150)
                                                    --------    --------   --------     --------   ---------      --------
Net decrease in net assets resulting from
 distributions to shareholders.....................   (3,338)     (3,142)      (980)        (766)     (1,779)       (5,152)
                                                    --------    --------   --------     --------   ---------      --------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares.......................   33,860      71,841     16,440       65,691       1,517           800
Proceeds from shares issued in asset acquisition...   19,687
Dividend reinvestments.............................    3,311       3,113        978          765       1,790         5,385
Cost of shares repurchased.........................  (15,319)    (27,230)   (10,080)     (19,240)    (10,931)       (6,708)
                                                    --------    --------   --------     --------   ---------      --------
Net increase (decrease) in net assets derived from
 capital share transactions........................   41,539      47,724      7,338       47,216      (7,624)         (523)
                                                    --------    --------   --------     --------   ---------      --------

NET INCREASE (DECREASE) IN NET ASSETS..............   37,699      45,397      6,776       49,374     (11,666)       (9,145)
                                                    --------    --------   --------     --------   ---------      --------

NET ASSETS

Beginning of year..................................   41,448      30,574     33,836            0      84,791        43,223
                                                    --------    --------   --------     --------   ---------      --------
End of year........................................ $ 79,147    $ 75,971   $ 40,612     $ 49,374   $  73,125      $ 34,078
                                                    ========    ========   ========     ========   =========      ========

See Notes to Financial Statements.

                              PACIFIC SELECT FUND

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

     The Pacific Select Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, organized as a Massachusetts business trust on May 4, 1987. The Fund currently consists of twelve separate portfolios (the "Portfolios"): the Money Market Portfolio, the Managed Bond Portfolio, the Government Securities Portfolio, the High Yield Bond Portfolio, the Growth Portfolio, the Equity Income Portfolio, the Multi-Strategy Portfolio, the International Portfolio, the Equity Index Portfolio, the Growth LT Portfolio, the Equity Portfolio and the Bond and Income Portfolio. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are owned at December 31, 1995. Shares of each Portfolio were offered only to Pacific Select, Pacific Select Exec, Pacific COLI and Pacific Select Variable Annuity Separate Accounts of Pacific Mutual Life Insurance Company ("Pacific Mutual") and Pacific Corinthian Variable Separate Account of Pacific Corinthian Life Insurance Company ("Pacific Corinthian"). Pacific Corinthian is a wholly-owned subsidiary of Pacific Mutual.

     The investment objective of each Portfolio is summarized in the following table:

--------------------------------------------------------------------------------
   Money Market               Current income consistent with preservation of
                              capital.
--------------------------------------------------------------------------------
   Managed Bond               Maximize total return consistent with prudent
                              investment management.
--------------------------------------------------------------------------------
   Government Securities      Maximize total return consistent with prudent
                              investment management.
--------------------------------------------------------------------------------
   High Yield Bond            High level of current income.
--------------------------------------------------------------------------------
   Growth                     Growth of capital.
--------------------------------------------------------------------------------
   Equity Income              Long-term growth of capital and income.
--------------------------------------------------------------------------------
   Multi-Strategy             High total return.
--------------------------------------------------------------------------------
   International              Long-term capital appreciation.
--------------------------------------------------------------------------------
   Equity Index               Provide investment results that correspond to the
                              total return performance of common stocks publicly
                              traded in the U.S.
--------------------------------------------------------------------------------
   Growth LT                  Long-term growth of capital consistent with the
                              preservation of capital.
--------------------------------------------------------------------------------
   Equity                     Capital appreciation.
--------------------------------------------------------------------------------
   Bond and Income            High level of current income consistent with
                              prudent investment management and preservation of
                              capital.
--------------------------------------------------------------------------------

     The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     The Fund commenced operations on January 4, 1988. All Portfolios began operations at that date, except the Equity Index Portfolio which commenced operations on January 30, 1991, the Growth LT Portfolio which commenced operations on January 4, 1994, and the Equity Portfolio and the Bond and Income Portfolio which commenced operations on January 19, 1984 as series of the Pacific Corinthian Variable Fund ("PCVF") (see next page).

                              PACIFIC SELECT FUND

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     On December 31, 1994, the Fund acquired substantially all the assets of each of the series of PCVF, in a non-taxable exchange for shares of beneficial interest in the Fund and the assumption of certain liabilities of PCVF. PCVF was an open-end management company that consisted of eight series and served as an investment medium for flexible premium deferred annuity and variable accumulation contracts funded by Pacific Corinthian Variable Separate Account of Pacific Corinthian. The net assets acquired for six of the eight series and the shares issued by the four acquiring "portfolios" were as follows:

                                                                     Related
                                                                   Unrealized
                                            Fair value of Net     Appreciation/
                                            Assets Acquired       (Depreciation)     Shares Issued
                                            ---------------       --------------     -------------
     Money Market Portfolio                 $     8,160,063                                813,974

     Government Securities Portfolio              2,255,283       $       23,232           233,962

     Equity Income Portfolio                     21,433,832              245,806         1,525,192

     Multi-Strategy Portfolio                    19,687,369              (13,953)        1,678,307

     The Equity Portfolio and the Bond and Income Portfolio of the Fund were formed expressly for the purpose of acquiring the Equity Series and the Bond and Income Series of PCVF. The statements of changes of net assets for the year ended December 31, 1994, as presented for these two "portfolios" are based on the operations of the predecessor series of PCVF.


   A. Security Trading and Valuation

     The net asset value per share is calculated separately for each Portfolio. The net asset value per share is determined by dividing the value of each Portfolio's net assets by the number of outstanding shares of the Portfolio. Portfolio securities are valued and the net asset value per share is determined at or about 4:00 p.m. New York City time on each day the New York Stock Exchange is closed.

     Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between the representative bid and asked quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith pursuant to procedures established by the Board of Trustees of the Fund (such valuation methods were used for approximately 29% and 19% of the Managed Bond and Government Securities Portfolios' investments, respectively, as of December 31, 1995). Money market instruments are valued at amortized cost which approximates market value.

   B. Foreign Currency Translation

     Foreign securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions. Pursuant to U.S. Federal income tax regulations, the Fund computes the effect of changes in foreign exchange rates from the fluctuations arising from changes in market prices on the sale of foreign currency denominated debt obligations. This foreign exchange component of the net gains or losses realized on the sales and maturities of such debt obligations is treated as ordinary income or loss for Federal income tax purposes.

     The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions.

                              PACIFIC SELECT FUND

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Reported net realized foreign exchange gains or losses arise from sales of Portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.


   C. Income Taxes

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.


   D. Foreign Taxes on Dividends

     Dividend income in the statements of operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: Equity Income Portfolio - $10,340; Multi-Strategy Portfolio- $3,902; International Portfolio - $361,709; Equity Index Portfolio -$10,996; Growth LT Portfolio - $36,381.


   E. Securities Gains or Losses and Investment Income

     Gains or losses on the sale of Portfolio securities are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is accrued daily.


   F. Allocation of General Expenses

     General expenses of the Fund (including trustees legal and audit fees, proxy and annual meeting costs) are allocated among the Portfolios in proportion to their relative average daily net assets. Expenses which relate exclusively to a particular Portfolio (including advisory fees, registration fees, brokerage commissions, interest expenses and certain taxes) are borne directly by the particular Portfolio.


   G. Organization Costs

     Organization costs of $40,358 for the Equity Index Portfolio and $3,952 for the Growth LT Portfolio are currently being amortized over five years at the rates of 10%, 15%, and 25% in years one, two, and three through five, respectively. The organization cost for the Equity Index Portfolio was fully amortized at the end of 1995.


   H. Equalization

     The Fund, including the Money Market Portfolio, follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemption's of Fund shares.

                              PACIFIC SELECT FUND

2. DERIVATIVE FINANCIAL INSTRUMENTS

   A. Interest Rate and Stock Index Futures Contracts

     An interest rate contract is an agreement between two parties to buy and sell a specified quantity of a financial instrument at a specified price at a future date. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin receivables or payables represent the difference between the unrealized appreciation (depreciation) on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund's cost of the contract. Interest rate futures contracts are used as non-leveraged substitutes for the underlying physical securities. Stock index futures are entered into for the purposes of maintaining a perfect correlation with the Standard & Poor's Composite 500 Index. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular classes of instruments. Risks associated with the use of the stock index futures contracts include an imperfect correlation between the movement in the index and the movement in the market values of the securities held in that market. Risks may also arise if there is an illiquid secondary market for the instruments, or the inability of counterparties to perform.

     For the Managed Bond Portfolio, securities with an approximate aggregate market value of $794,363 have been segregated with the custodian to cover margin requirements for the following open interest rate futures contracts at December 31, 1995:

                                                    Value per   Unrealized
                   Type                  Contracts  Contract   Appreciation
                   ----                  ---------  ---------  ------------
   U.S. Treasury 5 year Notes (3/96)        135      $100,000   $ 117,919

   U.S. Treasury 10 year Notes (3/96)       147       100,000     193,750

   U.S. Treasury 30 year Bonds (3/96)       139       100,000     189,630
                                                                ---------
                                                                $ 501,299
                                                                =========

     For the Government Securities Portfolio, securities with an approximate aggregate market value of $372,395 have been segregated with the custodian to cover margin requirements for the following open interest rate futures contracts at December 31, 1995:

                                                    Value per   Unrealized
                   Type                  Contracts  Contract   Appreciation
                   ----                  ---------  ---------  ------------
   U.S. Treasury 2 year Notes (3/96)          7     $200,000    $   4,281

   U.S. Treasury 5 year Notes (3/96)        215      100,000      225,875

   U.S. Treasury 10 year Notes (3/96)        57      100,000       56,250

   U.S. Treasury 30 year Bonds (3/96)        48      100,000       65,594
                                                                ---------
                                                                $ 352,000
                                                                =========

                              PACIFIC SELECT FUND

2. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

     For the Equity Index Portfolio, securities with an approximate aggregate market value of $550,628 have been segregated with the custodian to cover margin requirements for the following open stock index futures contracts at December 31, 1995:

                                                    Value per    Unrealized
                   Type                  Contracts  Index Point  Appreciation
                   ----                  ---------  -----------  ------------
   S & P 500 (3/96)                          52       $ 500       $ 114,425
                                                                  =========


   B. Options on Futures Contracts

     The Managed Bond and Government Securities Portfolios wrote options on interest rate futures contracts during the period ended December 31, 1995. When the Fund writes (sells) an option, an amount equal to the premium received is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuation in the value of such an instrument is recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. The purposes of using options on futures contracts include hedging exposure to rising interest rates while retaining capital gain potential from falling rates and capitalizing on anticipated changes in market volatility. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the statements of assets and liabilities. Risks may include an imperfect correlation between the changes in the market values of the securities held by the Fund and the prices of futures options, an illiquid secondary market for the instruments, or the inability of counterparties to perform.

     For the Managed Bond Portfolio, transactions in options for the period ended December 31, 1995 were as follows:

                                               Number of
                                               Contracts   Premium
                                               ---------   -------
             Outstanding, December 31, 1994               $      0
             Options written                       165      68,451
             Options exercised                      75     (46,191)
             Options expired                        50      (7,500)
             Options repurchased                    40     (14,760)
                                                          --------
             Outstanding, December 31, 1995               $      0
                                                          ========

     For the Government Securities Portfolio, transactions in options for the period ended December 31, 1995 were as follows:

                                               Number of
                                               Contracts   Premium
                                               ---------   -------
             Outstanding, December 31, 1994               $      0
             Options written                        70      28,971
             Options exercised                      30     (18,883)
             Options expired                        25      (4,553)
             Options repurchased                    15      (5,535)
                                                          --------
             Outstanding, December 31, 1995               $      0
                                                          ========

                              PACIFIC SELECT FUND

2. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

   C. Forward Foreign Currency Contracts

     Forward foreign currency contracts may be used for the purpose of hedging against foreign exchange risk arising from the Fund's investment in foreign securities. These contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     For the Managed Bond Portfolio, the following forward foreign currency sales contract was outstanding at December 31, 1995:

                                                            Unrealized
                                                 Expires   Depreciation
                                                 -------   ------------
           Sell 11,395,611 German Deutschmark    12/16/96    $ 63,648
                                                             ========


     For the Government Securities Portfolio, the following forward foreign currency sales contract was outstanding at December 31, 1995:

                                                            Unrealized
                                                 Expires   Depreciation
                                                 -------   ------------
           Sell 4,994,373 German Deutschmark     12/16/96    $ 27,895
                                                             ========


     For the Growth LT Portfolio, the following forward foreign currency sales contracts were outstanding at December 31, 1995:

                                                            Unrealized
                                                            Appreciation/
                                                 Expires   (Depreciation)
                                                 -------   --------------
           Sell 585,602 German Deutschemark      01/11/96   $  21,037
           Sell 673,924 German Deutschemark      02/08/96      17,868
           Sell 519,285 German Deutschemark      02/12/96      13,724
           Sell 1,365,936 German Deutschemark    03/28/96     (39,374)
           Sell 61,268 German Deutschemark       03/28/96         471
           Sell 2,578,846 German Deutschemark    06/13/96     (16,898)
           Buy 802,232 German  Deutschmark       03/28/96       1,402
           Sell 1,235,458 Finnish Mark           01/11/96      15,077
           Sell 142,326 Finnish Mark             01/25/96       1,581
           Sell 940,644 Finnish Mark             02/08/96      26,450
           Sell 3,007,444 Finnish Mark           02/12/96      78,729
           Sell 1,640,830 Finnish Mark           03/28/96         984
           Sell 109,570 Finnish Mark             05/09/96       2,708

                              PACIFIC SELECT FUND

2. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

                                                             Unrealized
                                                            Appreciation/
                                                 Expires   (Depreciation)
                                                 -------   --------------
           Buy 142,681 Finnish Mark              01/25/96   $   (1,936)
           Buy 635,313 Finnish Mark              02/12/96       (7,961)
           Buy 160,949 Finnish Mark              02/12/96          146
           Buy 1,406,008 Finnish Mark            03/28/96      (22,755)
           Sell 618,945 Swedish Krona            01/11/96      (68,309)
           Sell 1,897,327 Swedish Krona          01/11/96     (206,204)
           Sell 1,107,210 Swedish Krona          01/25/96     (123,316)
           Sell 982,838 Swedish Krona            03/28/96      (69,416)
           Buy 158,831 Swedish Krona             01/11/96       17,565
           Buy 461,505 Swedish Krona             01/11/96       49,353
           Buy 2,031,960 Swedish Krona           01/11/96       71,572
           Buy 599,395 Swedish Krona             01/25/96          862
           Sell 587,180 British Pound            03/28/96        8,490
           Sell 591,930 British Pound            03/28/96      (13,240)
           Sell 248,558 Japanese Yen             02/08/96        5,311
           Sell 2,036,764 Japanese Yen           03/14/96       81,258
           Sell 875,702 Japanese Yen             03/14/96       44,612
           Sell 150,090 Japanese Yen             03/14/96        3,427
           Buy 253,062 Japanese Yen              02/08/96       (9,815)
           Buy 1,009,387 Japanese Yen            03/14/96      (31,634)
           Buy 692,795 Japanese Yen              03/14/96       (8,368)
           Buy 380,000 Japanese Yen              03/14/96       (3,921)
           Buy 99,783 Japanese Yen               03/14/96       (2,008)
                                                             ---------
                                                             $(162,528)
                                                             =========


3. INVESTMENT ADVISORY, AGENCY, AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, Pacific Mutual serves as Investment Adviser to the Fund, and receives from the Fund the following advisory fees: for the Money Market Portfolio, an annual rate of .40% of the first $250 million of the average daily net assets of the Portfolio, .35% of the next $250 million of the average daily net assets of the Portfolio, and .30% of the average daily net assets of the Portfolio in excess of $500 million; for the Managed Bond, Government Securities, High Yield Bond and Bond and Income Portfolios, an annual rate of .60% of average daily net assets of each of the Portfolios; for the Growth, Equity Income, Multi-Strategy and Equity Portfolios, an annual rate of .65% of average daily net assets of each of the Portfolios; for the International Portfolio, an annual rate of .85% of the average daily net assets of the Portfolio; for the Equity Index Portfolio, an annual rate of .25% of the first $100 million of the average daily net assets of the Portfolio, .20% of the next $100 million of the average daily net assets of the Portfolio, and .15% of the average daily net assets of the Portfolio in excess of $200 million; and for the Growth LT Portfolio, an annual rate of .75% of the average daily net assets of the Portfolio. The fees are accrued daily.

                              PACIFIC SELECT FUND

3. INVESTMENT ADVISORY, AGENCY, AND DISTRIBUTION AGREEMENT - (CONTINUED)

     The Fund and Pacific Mutual also entered into an Agreement for Support Services effective October 1, 1995, pursuant to which Pacific Mutual provides support services that are outside the scope of Pacific Mutual's responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Mutual for its expenses in providing support services to the Fund in connection with various matters including the expense of registering and qualifying the Fund on State and Federal levels, providing legal and accounting services, maintaining the Fund's legal existence, shareholders' meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. Pacific Mutual has no intention of profiting by provision of support services to the Fund.

     Pursuant to Portfolio Management Agreements, the Fund and Pacific Mutual employ portfolio managers for ten of the twelve Portfolios of the Fund. The costs of such services are borne by Pacific Mutual as Investment Adviser to the Fund.

     Pursuant to an Agency Agreement, Pacific Mutual serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.

     Pacific Equities Network, a wholly-owned subsidiary of Pacific Mutual, serves as distributor of the Fund's shares without remuneration from the Fund.


4. CUSTODIAN AND RECORDKEEPING AGENT

     Custodial and recordkeeping service costs are accrued under the Custody Agreement on a daily basis by the Fund on a per transaction and net asset basis for each Portfolio.


5. DISTRIBUTIONS TO SHAREHOLDERS

     The Fund currently declares and pays dividends on net investment income monthly for all the Portfolios, except the International Portfolio, for which dividends are declared and paid at least annually. All realized capital gains are distributed at least annually for all Portfolios. Distributions to shareholders are recorded on the ex-dividend date. All dividends are reinvested in additional shares of the related Portfolios unless a shareholder elects to receive a dividend in cash.

     The Fund declared and paid sufficient net investment income, dividends, and capital gains distributions during 1994 to qualify as a regulated investment company, and is not required to pay the Federal excise tax under Regulation M of the Internal Revenue Code. The Fund also intends to declare and distribute sufficient dividends during 1995 to avoid Federal income and capital gains taxes, pursuant to the Code.

     Income, dividends, and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of wash sales, futures and options. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital.


6. TRANSACTIONS WITH AFFILIATES

     The Fund has incurred $6,541,535 of investment advisory fees and $28,550 of support services expenses to Pacific Mutual for the period ended December 31, 1995 (Note 3). As of December 31, 1995, $775,269 and $28,550 respectively, remained payable.

     Pacific Mutual has voluntarily undertaken to waive or otherwise reimburse the Fund for its operating expenses, exclusive of advisory fees, additional custodial charges associated with holding foreign securities, foreign tax on dividends, interest, or gains, and extraordinary expenses, in excess of .25% of average daily net assets, through December 31, 1995. For the year ended December 31, 1995, these operating expenses for each Portfolio were under the 0.25% expense cap.

     Certain officers and directors of Pacific Mutual are also officers and trustees of the Fund.

                              PACIFIC SELECT FUND

7. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 1995 were as follows:

                                    U.S. Government Securities              Other Securities

                                      Purchases        Sales           Purchases           Sales
                                      ---------        -----           ---------           -----
Managed Bond Portfolio              $25,712,641     $13,806,066     $  151,856,712     $ 99,621,581
Government Securities Portfolio       9,201,861      18,244,079         62,795,555       39,915,786
High Yield Bond Portfolio                                              115,081,681       60,426,958
Growth Portfolio                                                        75,814,714       47,095,056
Equity Income Portfolio                                                204,822,505      107,819,547
Multi-Strategy Portfolio             54,667,500      58,239,809        163,093,897      111,551,030
International Portfolio                                                102,764,144       17,674,573
Equity Index Portfolio                                                  66,539,723        5,624,238
Growth LT Portfolio                                                    253,530,772      148,770,448
Equity Portfolio                                                       198,668,836      185,121,658
Bond and Income Portfolio             2,069,531       5,533,750         31,341,541       15,924,380

No activity is shown for the Money Market Portfolio since it trades exclusively in short-term debt securities.

8. FEDERAL TAX BASIS ON PORTFOLIOS

     Unrealized appreciation (depreciation) at December 31, 1995 based on cost of investments for federal income tax purposes was as follows:

                                                          Gross           Gross             Net
                                                       Unrealized       Unrealized       Unrealized
                                    Tax Cost Basis    Appreciation    (Depreciation)    Appreciation
                                    --------------    ------------    --------------    ------------
Managed Bond Portfolio              $  124,305,729   $   2,423,471    $    (121,790)   $   2,301,681
Government Securities Portfolio         65,962,408         774,122          (52,022)         722,100
High Yield Bond Portfolio               80,122,361       2,701,334         (252,843)       2,448,491
Growth Portfolio                       120,022,453      18,552,098       (9,007,620)       9,544,478
Equity Income Portfolio                187,333,883      22,163,070       (4,560,712)      17,602,358
Multi-Strategy Portfolio               128,092,005      11,173,305       (1,806,507)       9,366,798
International Portfolio                175,731,868      20,144,710      (11,471,413)       8,673,297
Equity Index Portfolio                 115,790,836      22,494,763       (1,208,236)      21,286,527
Growth LT Portfolio                    177,754,272      24,288,886       (3,421,125)      20,867,761
Equity Portfolio                        96,128,886      14,052,158       (2,327,606)      11,724,552
Bond and Income Portfolio               50,191,844       5,736,738          (21,287)       5,715,451

                              PACIFIC SELECT FUND

9. SHARES OF BENEFICIAL INTEREST
   Transactions in fund shares for the years ended December 31, 1995 and 1994 were as follows:

                                               MONEY MARKET PORTFOLIO           MANAGED BOND PORTFOLIO
                                          -------------------------------  -------------------------------
                                                 1995           1994              1995           1994
                                                 ----           ----              ----           ----
Beginning Balances                             9,390,330     3,394,942          5,375,772      3,960,603
Shares sold                                   25,343,548    20,180,409          6,714,926      2,350,884
Shares issued in asset acquisition                             813,974
Distributions reinvested                         524,082       205,810            506,029        251,641
Shares redeemed                              (25,679,194)  (15,204,805)        (1,157,058)    (1,187,356)
                                             -----------   -----------        -----------    -----------
Ending Balances                                9,578,766     9,390,330         11,439,669      5,375,772
                                             ===========   ===========        ===========    ===========

                                              HIGH YIELD BOND PORTFOLIO           GROWTH PORTFOLIO
                                          -------------------------------  -------------------------------
                                                 1995           1994              1995           1994
                                                 ----           ----              ----           ----
Beginning Balances                             2,842,865     1,656,367          5,467,523      4,254,209
Shares sold                                    7,806,880     2,553,279          3,533,055      3,793,214
Shares issued in asset acquisition
Distributions reinvested                         472,260       184,168             58,016        465,536
Shares redeemed                               (2,500,363)   (1,550,949)        (2,070,582)    (3,045,436)
                                             -----------   -----------        -----------    -----------
Ending Balances                                8,621,642     2,842,865          6,988,012      5,467,523
                                             ===========   ===========        ===========    ===========

                                              MULTI-STRATEGY PORTFOLIO         INTERNATIONAL PORTFOLIO
                                          -------------------------------  -------------------------------
                                                 1995           1994              1995           1994
                                                 ----           ----              ----           ----
Beginning Balances                             6,746,932     3,274,592          6,360,464      2,529,129
Shares sold                                    3,299,929     2,769,965          9,289,337      5,753,331
Shares issued in asset acquisition                           1,678,307
Distributions reinvested                         262,384       281,225            263,214        263,269
Shares redeemed                                 (838,293)   (1,257,157)        (1,823,380)    (2,185,265)
                                             -----------   -----------        -----------    -----------
Ending Balances                                9,470,952     6,746,932         14,089,635      6,360,464
                                             ===========   ===========        ===========    ===========

                                                GROWTH LT PORTFOLIO               EQUITY PORTFOLIO
                                          -------------------------------  -------------------------------
                                                 1995           1994              1995           1994
                                                 ----           ----              ----           ----
Beginning Balances                             4,442,921                        5,148,862      5,680,030
Shares sold                                   12,137,609     6,110,241          1,727,815        103,106
Distributions reinvested                         962,783        69,657             19,835        119,973
Shares redeemed                               (3,322,060)   (1,736,977)          (722,496)      (754,247)
                                             -----------   -----------        -----------    -----------
Ending Balances                               14,221,253     4,442,921          6,174,016      5,148,862
                                             ===========   ===========        ===========    ===========

                                           GOVERNMENT SECURITIES PORTFOLIO
                                           -------------------------------
                                                 1995           1994
                                                 ----           ----
Beginning Balances                             2,229,122     2,216,666
Shares sold                                    3,681,411       876,668
Shares issued in asset acquisition                             233,962
Distributions reinvested                         209,247        97,572
Shares redeemed                                 (608,507)   (1,195,746)
                                             -----------   -----------
Ending Balances                                5,511,273     2,229,122
                                             ===========   ===========


                                               EQUITY INCOME PORTFOLIO
                                          ---------------------------------
                                                 1995           1994
                                                 ----           ----
Beginning Balances                             5,342,866     2,148,818
Shares sold                                    7,041,236     1,603,917
Shares issued in asset acquisition                           1,525,192
Distributions reinvested                         128,064       347,855
Shares redeemed                               (1,161,294)     (282,916)
                                             -----------   -----------
Ending Balances                               11,350,872     5,342,866
                                             ===========   ===========

                                               EQUITY INDEX PORTFOLIO
                                          ---------------------------------
                                                 1995           1994
                                                 ----           ----
Beginning Balances                             3,118,551     2,556,189
Shares sold                                    5,687,418     1,250,840
Shares issued in asset acquisition
Distributions reinvested                         113,444        76,107
Shares redeemed                               (1,039,100)     (764,585)
                                             -----------   -----------
Ending Balances                                7,880,313     3,118,551
                                             ===========   ===========

                                              BOND AND INCOME PORTFOLIO
                                          ---------------------------------
                                                 1995           1994
                                                 ----           ----
Beginning Balances                             3,269,303     3,315,647
Shares sold                                    1,500,665        71,965
Distributions reinvested                         248,058       468,642
Shares redeemed                                 (650,291)     (586,951)
                                             -----------   -----------
Ending Balances                                4,367,735     3,269,303
                                             ===========   ===========

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

                                        MONEY MARKET PORTFOLIO                                  MANAGED BOND PORTFOLIO
                                        ----------------------                                  ----------------------
                                     For the year ended December 31,                        For the year ended December 31,
                                     -------------------------------                        -------------------------------
                               1995      1994      1993      1992      1991         1995      1994       1993      1992     1991
                               ----      ----      ----      ----      ----         ----      ----       ----      ----     ----
Net Asset Value, Beginning
 of Period                    $10.03      $9.99     $9.96     $9.94     $9.94        $9.90   $10.89     $10.62    $10.79   $10.35
                              ------     ------    ------    ------    ------       ------   ------     ------    ------   ------
Income from investment
----------------------
 Operations
 ----------
Net investment income           0.54       0.33      0.23      0.29      0.56         0.65     0.50       0.52      0.68     0.82
Net realized and
 unrealized gain (loss) on
 securities                     0.00       0.04      0.03      0.02      0.00         1.19    (0.98)      0.70      0.23     0.88
                              ------     ------    ------    ------    ------       ------   ------     ------    ------   ------
  Total from Investment
   Operations                   0.54       0.37      0.26      0.31      0.56         1.84    (0.48)      1.22      0.91     1.70
                              ------     ------    ------    ------    ------       ------   ------     ------    ------   ------
Less Distributions
------------------
Dividends (from net
 investment income)             0.55       0.33      0.23      0.29      0.56         0.64     0.50       0.52      0.67     0.82
Distributions (from
 capital gains)                 0.00       0.00      0.00      0.00      0.00         0.00     0.01       0.43      0.41     0.44
                              ------     ------    ------    ------    ------       ------   ------     ------    ------   ------
  Total Distribution            0.55       0.33      0.23      0.29      0.56         0.64     0.51       0.95      1.08     1.26
                              ------     ------    ------    ------    ------       ------   ------     ------    ------   ------
Net Asset Value, End of
 Period                       $10.02     $10.03     $9.99     $9.96     $9.94       $11.10    $9.90     $10.89    $10.62   $10.79
                              ======     ======    ======    ======    ======       ======   ======     ======    ======   ======

__________________________

Total Return                   5.54%      3.76%     2.58%     3.22%     5.74%       19.04%  (4.36)%     11.63%     8.68%   17.03%
------------

Ratios/Supplemental Data
------------------------

Net assets, end of period
 (in thousands)              $95,949    $94,150   $33,910   $23,905   $14,502     $126,992  $53,219    $43,116   $26,406  $16,645
Ratio of expenses to
 average net assets            0.53%      0.64%     0.65%     0.65%     0.65%        0.76%    0.84%      0.75%     0.75%    0.75%
Ratio of net investment
 income to average net
 assets                        5.41%      3.94%     2.56%     3.13%     5.53%        6.04%    5.04%      4.74%     6.39%    7.74%
Portfolio turnover rate         N/A        N/A       N/A       N/A       N/A       191.39%  127.95%    163.11%    89.55%   80.96%

PACIFIC SELECTED FUND
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

                                        GOVERNMENT SECURITIES PORTFOLIO                     HIGH YIELD BOND PORTFOLIO
                                        -------------------------------                     -------------------------

                                        For the year ended December 31,                   For the year ended December 31,
                                        -------------------------------                   -------------------------------
                               1995      1994      1993      1992      1991         1995      1994       1993      1992     1991
                               ----      ----      ----      ----      ----         ----      ----       ----      ----     ----
Net Asset Value, Beginning
 of Period                    $ 9.64    $10.64    $10.48    $10.55    $10.07       $8.91     $9.67      $9.24     $8.54    $7.84
                              ------    ------    ------    ------    ------      ------    ------     ------    ------   ------
Income from Investment
----------------------
 Operations
 ----------
Net investment income           0.58      0.44      0.34      0.51      0.69        0.76      0.73       0.86      0.87     0.91
Net realized and
 unrealized gain (loss) on
 securities                     1.19     (0.99)     0.78      0.27      0.93        0.88     (0.70)      0.77      0.69     0.95
                              ------    ------    ------    ------    ------      ------    ------     ------    ------   ------
  Total from Investment
   Operations                   1.77     (0.55)     1.12      0.78      1.62        1.64      0.03       1.63      1.56     1.86
                              ------    ------    ------    ------    ------      ------    ------     ------    ------   ------
Less Distributions
------------------
Dividends (from net
 investment income)             0.57      0.44      0.34      0.51      0.71        0.76      0.73       0.86      0.86     0.91
Distributions (from
 capital gains)                 0.00      0.01      0.62      0.34      0.43        0.00      0.06       0.34      0.00     0.25
                              ------    ------    ------    ------    ------      ------    ------     ------    ------   ------
  Total Distributions           0.57      0.45      0.96      0.85      1.14        0.76      0.79       1.20      0.86     1.16
                              ------    ------    ------    ------    ------      ------    ------     ------    ------   ------
Net Asset Value, End of
 Period                       $10.84    $ 9.64    $10.64    $10.48    $10.55       $9.79     $8.91      $9.67     $9.24    $8.54
                              ======    ======    ======    ======    ======      ======    ======     ======    ======   ======
____________________________

Total Return                  18.81%   (5.10)%    10.79%     7.52%    16.67%      18.87%     0.42%     18.01%    18.72%   24.58%
------------

Ratios/Supplemental Data
------------------------

Net assets, end of period
 (in thousands)              $59,767   $21,489   $23,584   $17,701   $10,841     $84,425   $25,338    $16,017   $14,152  $10,356
Ratio of expenses to
 average net assets            0.82%     0.88%     0.75%     0.75%     0.75%       0.77%     0.88%      0.75%     0.75%    0.75%
Ratio of net investment
 income to average net
 assets                        5.58%     4.29%     3.15%     4.95%     6.90%       8.51%     8.13%      8.37%     9.46%   10.77%
Portfolio turnover rate      298.81%   232.99%   402.37%   212.31%   110.74%     127.31%   141.86%    185.83%   186.23%  149.20%

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period were as follows:

                                                                            GROWTH PORTFOLIO
                                                                            ----------------

                                                                      For the year ended December 31,
                                                                      -------------------------------
                                                              1995       1994        1993       1992       1991
                                                              ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period                         $14.90     $18.20      $15.76     $13.70     $10.09
                                                             ------     ------      ------     ------     ------

Income from Investment Operations
---------------------------------
Net investment income                                          0.15       0.10        0.08       0.11       0.15
Net realized and unrealized gain (loss) on securities          3.67      (2.01)       3.37       2.69       3.78
                                                             ------     ------      ------     ------     ------
 Total from Investment Operations                              3.82      (1.91)       3.45       2.80       3.93
                                                             ------     ------      ------     ------     ------

Less Distributions
------------------
Dividends (from net investment income)                         0.15       0.10        0.08       0.11       0.15
Distributions (from capital gains)                             0.00       1.29        0.93       0.63       0.17
                                                             ------     ------      ------     ------     ------
 Total Distributions                                           0.15       1.39        1.01       0.74       0.32
                                                             ------     ------      ------     ------     ------

Net Asset Value, End of Period                               $18.57     $14.90      $18.20     $15.76     $13.70
                                                             ======     ======      ======     ======     ======
_________________________________________________

Total Return                                                 25.75%   (10.49)%      21.89%     20.53%     39.15%
------------

Ratios/Supplemental Data
------------------------

Net assets, end of period (in thousands)                   $129,741    $81,451     $77,405    $34,747    $13,482
Ratio of expenses to average net assets**                     0.79%      0.86%       0.71%      0.75%      0.75%
Ratio of net investment income to average net assets          0.88%      0.58%       0.51%      0.81%      1.31%
Portfolio turnover rate                                      46.76%     40.42%      35.08%     39.97%     31.48%

                                                                         EQUITY INCOME PORTFOLIO
                                                                         -----------------------

                                                                      For the year ended December 31,
                                                                      -------------------------------
                                                              1995       1994        1993       1992       1991
                                                              ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period                         $14.05     $15.52      $15.11     $14.74     $11.64
                                                             ------     ------      ------     ------     ------

Income from Investment Operations
---------------------------------
Net investment income                                          0.26       0.20        0.26       0.19       0.32
Net realized and unrealized gain (loss) on securities          4.16      (0.25)       0.98       0.59       3.28
                                                             ------     ------      ------     ------     ------
 Total from Investment Operations                              4.42      (0.05)       1.24       0.78       3.60
                                                             ------     ------      ------     ------     ------

Less Distributions
------------------
Dividends (from net investment income)                         0.26       0.20        0.26       0.19       0.32
Distributions (from capital gains)                             0.00       1.22        0.57       0.22       0.18
                                                             ------     ------      ------     ------     ------
 Total Distributions                                           0.26       1.42        0.83       0.41       0.50
                                                             ------     ------      ------     ------     ------

Net Asset Value, End of Period                               $18.21     $14.05      $15.52     $15.11     $14.74
                                                             ======     ======      ======     ======     ======
_________________________________________________

Total Return                                                 31.66%    (0.28)%       8.29%      5.36%     31.42%
------------

Ratios/Supplemental Data
------------------------

Net assets, end of period (in thousands)                   $206,653    $75,083     $33,356    $22,021    $12,117
Ratio of expenses to average net assets**                     0.83%      0.94%       0.75%      0.75%      0.76%
Ratio of net investment income to average net assets          1.59%      1.39%       1.74%      1.39%      2.49%
Portfolio turnover rate                                      86.47%    134.57%      27.67%     18.52%     17.43%

_________________
**The years prior to 1994 have been restated for comparative purposes to reflect expenses exclusive of foreign taxes on dividends.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period were as follows:

                                                                         MULTI-STRATEGY PORTFOLIO
                                                                         ------------------------

                                                                      For the year ended December 31,
                                                                      -------------------------------
                                                              1995       1994        1993       1992       1991
                                                              ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period                         $11.73     $12.66      $12.18     $11.99     $10.14
                                                             ------     ------      ------     ------     ------

Income from Investment Operations
---------------------------------
Net investment income                                          0.45       0.32        0.35       0.37       0.46
Net realized and unrealized gain (loss) on securities          2.47      (0.51)       0.77       0.27       1.93
                                                             ------     ------      ------     ------     ------
 Total from Investment Operations                              2.92      (0.19)       1.12       0.64       2.39
                                                             ------     ------      ------     ------     ------

Less Distributions
------------------
Dividends (from net investment income)                         0.45       0.32        0.35       0.37       0.45
Distributions (in excess of net investment income)             0.00       0.00        0.00       0.00       0.00
Distributions (from capital gains)                             0.00       0.42        0.29       0.08       0.09
                                                             ------     ------      ------     ------     ------
 Total Distributions                                           0.45       0.74        0.64       0.45       0.54
                                                             ------     ------      ------     ------     ------

Net Asset Value, End of Period                               $14.20     $11.73      $12.66     $12.18     $11.99
                                                             ======     ======      ======     ======     ======
_________________________________________________

Total Return                                                 25.25%    (1.50)%       9.25%      5.57%     24.03%
------------

Ratios/Supplemental Data
------------------------

Net assets, end of period (in thousands)                   $134,501    $79,147     $41,448    $19,931    $10,454
Ratio of expenses to average net assets**                     0.84%      0.94%       0.75%      0.75%      0.75%
Ratio of net investment income to average net assets          3.49%      2.78%       3.01%      3.36%      4.30%
Portfolio turnover rate                                     176.45%    187.40%      27.87%     16.52%     11.24%

                                                                         INTERNATIONAL PORTFOLIO
                                                                         -----------------------

                                                                      For the year ended December 31,
                                                                      -------------------------------
                                                              1995       1994        1993       1992       1991
                                                              ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period                         $11.94     $12.09      $ 9.38     $10.59      $9.72
                                                             ------     ------      ------     ------     ------

Income from Investment Operations
---------------------------------
Net investment income                                          0.33       0.07        0.09       0.15       0.13
Net realized and unrealized gain (loss) on securities          0.91       0.30        2.73      (1.19)      0.94
                                                             ------     ------      ------     ------     ------
 Total from Investment Operations                              1.24       0.37        2.82      (1.04)      1.07
                                                             ------     ------      ------     ------     ------

Less Distributions
------------------
Dividends (from net investment income)                         0.25       0.07        0.09       0.17       0.17
Distributions (in excess of net investment income)             0.00       0.00        0.02       0.00       0.00
Distributions (from capital gains)                             0.00       0.45        0.00       0.00       0.03
                                                             ------     ------      ------     ------     ------
 Total Distributions                                           0.25       0.52        0.11       0.17       0.20
                                                             ------     ------      ------     ------     ------

Net Asset Value, End of Period                               $12.93     $11.94      $12.09      $9.38     $10.59
                                                             ======     ======      ======     ======     ======
_________________________________________________

Total Return                                                 10.56%      3.01%      30.02%    (9.78)%     10.92%
------------

Ratios/Supplemental Data
------------------------

Net assets, end of period (in thousands)                   $182,199    $75,971     $30,574    $19,402    $18,239
Ratio of expenses to average net assets**                     1.12%      1.22%       1.04%      1.05%      1.04%
Ratio of net investment income to average net assets          1.87%      1.28%       0.92%      1.43%      1.19%
Portfolio turnover rate                                      16.07%     52.22%      46.48%     38.99%     69.71%

__________________
**The years prior to 1994 have been restated for comparative purposes to reflect expenses exclusive of foreign taxes on dividends.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period were as follows:

                                                                 EQUITY INDEX PORTFOLIO
                                                                 ----------------------

                                                             For the year ended December 31,
                                                             -------------------------------
                                                          1995       1994       1993       1992       1991(1)
                                                          ----       ----       ----       ----       ----
Net Asset Value, Beginning of Period                     $13.02     $13.24     $12.43     $11.98     $10.00
                                                        -------    -------    -------    -------    -------

Income from Investment Operations
---------------------------------
Net investment income                                      0.34       0.30       0.29       0.29       0.30
Net realized and unrealized gain on securities             4.43      (0.18)      0.86       0.53       2.16
                                                        -------    -------    -------    -------    -------
  Total from Investment Operations                         4.77       0.12       1.15       0.82       2.46
                                                        -------    -------    -------    -------    -------

Less Distributions
------------------
Dividends (from net investment income)                     0.34       0.30       0.29       0.29       0.30
Distributions (from capital gains)                         0.00       0.04       0.05       0.08       0.18
                                                        -------    -------    -------    -------    -------
  Total Distributions                                      0.34       0.34       0.34       0.37       0.48
                                                        -------    -------    -------    -------    -------

Net Asset Value, End of Period                           $17.45     $13.02     $13.24     $12.43     $11.98
                                                        =======    =======    =======    =======    =======

__________________________________

Total Return                                             36.92%      1.05%      9.38%      6.95%     24.88%
------------

Ratios/Supplemental Data
------------------------

Net assets, end of period (in thousands)               $137,519    $40,612    $33,836    $23,030    $15,205
Ratio of expenses to average net assets**                 0.42%      0.51%      0.50%      0.50%      0.50%*
Ratio of net investment income to average net assets      2.26%      2.37%      2.34%      2.53%      3.03%*
Portfolio turnover rate                                   7.52%      2.02%      1.15%      3.52%      4.26%

                                                          GROWTH LT PORTFOLIO
                                                          -------------------

                                                   For the period ended December 31,
                                                   ---------------------------------
                                                            1995        1994(2)
                                                            ----        ----
Net Asset Value, Beginning of Period                       $11.11      $10.00
                                                          -------     -------

Income from Investment Operations
---------------------------------
Net investment income                                        0.10        0.10
Net realized and unrealized gain on securities               3.96        1.21
                                                          -------     -------
  Total from Investment Operations                           4.06        1.31
                                                          -------     -------

Less Distributions
------------------
Dividends (from net investment income)                       0.10        0.12
Distributions (from capital gains)                           0.95        0.08
                                                          -------     -------
  Total Distributions                                        1.05        0.20
                                                          -------     -------

Net Asset Value, End of Period                             $14.12      $11.11
                                                          =======     =======

__________________________________

Total Return                                               36.75%      13.25%
------------

Ratios/Supplemental Data
------------------------

Net assets, end of period (in thousands)                 $200,785     $49,374
Ratio of expenses to average net assets**                   0.94%       1.08%*
Ratio of net investment income to average net assets        0.90%       1.32%*
Portfolio turnover rate                                   165.83%     257.20%

__________________
(1)Information is for the period from January 30, 1991(commencement of operations) to December 31, 1991.
(2)Information is for the period from January 4, 1994(commencement of operations) to December 31,1994.
 * Ratios are annualized.
** The years prior to 1994 have been restated for comparative purposes to reflect expenses exclusive of foreign taxes on dividends.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period were as follows:

                                                     EQUITY PORTFOLIO                          BOND AND INCOME PORTFOLIO
                                                     ----------------                          -------------------------

                                               For the year ended December 31,               For the year ended December 31,
                                               -------------------------------               -------------------------------
                                       1995      1994     1993      1992      1991      1995     1994     1993     1992      1991
                                       ----      ----     ----      ----      ----      ----     ----     ----     ----      ----
Net asset value, beginning
 of period                             $14.20    $14.94   $14.39    $14.83    $11.71    $10.42  $13.05    $11.70   $11.69    $10.27
                                       ------    ------   ------    ------    ------    ------  ------    ------   ------    ------

Income From Investment Operations
---------------------------------
Net investment income                    0.05      0.32     0.22      0.19      0.33      0.82    0.83      0.87     0.89      0.93
Net realized and unrealized gain
 (loss) on securities                    3.33     (0.74)    1.90      0.49      3.12      2.59   (1.87)     1.35     0.01      1.42
                                       ------    ------   ------    ------    ------    ------  ------    ------   ------    ------

   Total from investment operations      3.38     (0.42)    2.12      0.68      3.45      3.41   (1.04)     2.22     0.90      2.35
                                       ------    ------   ------    ------    ------    ------  ------    ------   ------    ------

Less Distributions
------------------
Dividends (from net investment income)   0.06      0.32     0.22      0.19      0.33      0.81    0.83      0.86     0.89      0.93
Distributions (in excess of net
 investment income)                      0.00      0.00     0.00      0.00      0.00      0.00    0.00      0.01     0.00      0.00
Distributions (from capital gains)       0.00      0.00     0.81      0.93      0.00      0.00    0.53      0.00     0.00      0.00
Return of capital                        0.00      0.00     0.54      0.00      0.00      0.00    0.23      0.00     0.00      0.00
                                       ------    ------   ------    ------    ------    ------  ------    ------   ------    ------
   Total Distribution                    0.06      0.32     1.57      1.12      0.33      0.81    1.59      0.87     0.89      0.93
                                       ------    ------   ------    ------    ------    ------  ------    ------   ------    ------


Net Asset Value, End of Period         $17.52    $14.20   $14.94    $14.39    $14.83    $13.02  $10.42    $13.05   $11.70    $11.69
                                       ======    ======   ======    ======    ======    ======  ======    ======   ======    ======
------------------------------------

Total Return                           23.80%    (2.87%)  16.06%     6.30%    29.77%    33.71%  (8.36%)   19.39%    8.09%    24.32%
------------

Ratios/Supplemental Data
------------------------

Net assets, end of period
 (in thousands)                      $108,136   $73,125  $84,791   $81,902  $107,366   $56,853 $34,078   $43,223  $42,731   $59,323
Ratio of expenses to average
 net assets                             0.80%     0.96%    0.93%     0.93%     0.91%     0.80%   0.93%     0.84%    0.85%     0.78%
Ratio of net investment income to
 average net assets                     0.27%     2.19%    1.52%     1.30%     2.52%     6.93%   7.25%     6.86%    7.67%     8.70%
Portfolio turnover rate               226.45%   178.63%  229.77%   242.37%   449.75%    51.84%  31.97%    41.92%   21.99%   131.40%

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT               VALUE
                                                              ------               -----
COMMERCIAL PAPER - 99.80%

Allied Corp
  7.540% due 01/15/96                                       $  3,400,000       $  3,392,587
AT&T Capital Corp
  5.800% due 01/29/96                                          2,500,000          2,488,722
Avco Financial Services
  5.750% due 02/16/96                                          4,000,000          3,970,611
Avnet Inc
  5.750% due 01/31/96                                          5,000,000          4,976,042
Beneficial Corp
  5.770% due 01/25/96                                          1,000,000            996,153
  5.800% due 01/31/96                                          2,000,000          1,990,333
  9.400% due 02/07/96                                          1,125,000          1,128,657
Boatmen Auto Trust
  5.773% due 10/15/96                                          2,062,860          2,062,860
Carolina Power & Light
  5.800% due 01/25/96                                          2,000,000          1,992,267
Case Equipment Loan Trust
  5.825% due 09/15/96                                          1,653,216          1,653,216
Caterpillar Financial Asset Trust
  5.850% due 08/25/96                                          1,546,606          1,546,606
Chevron
  5.770% due 02/01/96                                          1,900,000          1,890,560
Consolidated Rail Corp
  5.720% due 01/12/96                                          3,000,000          2,994,757
Echlin Inc
  5.650% due 02/09/96                                          1,000,000            993,879
  5.700% due 02/02/96                                          2,000,000          1,989,867
  5.740% due 01/22/96                                          2,000,000          1,993,303
General Electric Capital Corp
  6.120% due 05/06/96                                          5,000,000          4,999,464
Georgia Power
  4.750% due 03/01/96                                          2,000,000          1,996,355
Great-West Life
  5.730% due 01/05/96                                          1,500,000          1,499,045
  5.770% due 01/05/96                                          1,000,000            999,359
Heinz (H.J.) Co
  5.750% due 02/02/96                                          3,000,000          2,984,667
Household Financial Corp Mtn
  5.000% due 03/18/96                                          3,000,000          2,991,851
  5.640% due 01/25/96                                          1,000,000            999,773
IBM Credit Corp
  5.770% due 01/25/96                                       $  2,000,000       $  1,992,307
  5.780% due 01/26/96                                          2,000,000          1,991,972
Michelin North America Inc
  5.750% due 01/10/96                                          2,000,000          1,997,125
  5.820% due 01/24/96                                          2,000,000          1,992,563
New Center Asset Trust
  5.800% due 01/24/96                                          2,000,000          1,992,589
PHH Corp
  5.750% due 01/19/96                                          3,000,000          2,991,375
  5.760% due 01/10/96                                          1,000,000            998,560
Providence of Quebec Mtn
  8.410% due 02/01/96                                          5,000,000          5,009,333
Sallie Mae Global FRN
  5.750% due 02/08/96                                          2,000,000          2,000,000
  5.770% due 05/09/96                                          4,000,000          4,000,000
  5.830% due 01/11/96                                          2,000,000          2,000,000
  5.950% due 04/16/96                                          5,000,000          5,000,925
South Carolina Fuel Co
  5.580% due 02/02/96                                          2,000,000          1,990,080
USL Capital Corp
  5.750% due 01/16/96                                          2,000,000          1,995,208
Virginia Electric & Power
  8.950% due 02/26/96                                          1,000,000          1,004,334
  9.250% due 02/23/96                                          1,800,000          1,808,167
Xerox Credit
  6.250% due 01/15/96                                          3,000,000          3,000,294
                                                                               ------------

Total Commercial Paper                                                           94,295,766
                                                                               ------------

TIME DEPOSITS - 0.20%

State Street Bank and Trust
  4.250% due 01/02/96                                            190,413            190,413
                                                                               ------------

Total Time Deposits                                                                 190,413
                                                                               ------------

TOTAL MONEY MARKET PORTFOLIO                                                   $ 94,486,179
                                                                               ============

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

------------------------------------------------------------------------
                                              PRINCIPAL         MARKET
                                               AMOUNT            VALUE
                                               ------            -----
CORPORATE BONDS & NOTES - 28.07%

CONSUMER DISCRETIONARY - 3.03%

Associated Corp of North America
  6.750% due 07/15/97                       $ 1,650,000      $ 1,678,479
News America Holding
  9.125% due 10/15/99                         1,000,000        1,105,380
Time Warner Inc
  8.110% due 08/15/06                           750,000          798,555
  6.835% due 08/15/00 +                         250,000          251,625
                                                             -----------
                                                               3,834,039
                                                             -----------

CONSUMER STAPLES - 2.42%

RJR Holdings Capital Corp
  8.000% due 07/15/01 +                       3,000,000        3,064,935
                                                             -----------
                                                               3,064,935
                                                             -----------

ENERGY - 0.41%

Arkla Inc
  7.500% due 08/01/00                           500,000          513,065
                                                             -----------
                                                                 513,065
                                                             -----------

FINANCIAL & BUSINESS SERVICES - 10.47%

Bankers Life Holding Corp
  13.000% due 11/01/02                          750,000          847,500
Capital One Funding Senior Note
  8.050% due 01/18/96                         1,000,000        1,000,770
Chrysler Financial Corp
  5.990% due 11/17/97 +                       3,000,000        3,013,206
CTC Mansfield Funding
  11.125% due 09/30/16                        1,000,000        1,047,500
GMAC
  4.950% due 02/03/97                         1,000,000          994,340
  5.250% due 12/06/96                         1,000,000          997,370
  8.125% due 01/13/97                         2,000,000        2,051,280
Merrill Lynch & Co Mtn
  7.053% due 02/16/96 +                         500,000          501,195

------------------------------------------------------------------------
                                              PRINCIPAL         MARKET
                                               AMOUNT            VALUE
                                               ------            -----
Salomon Inc
  4.970% due 02/15/96 +                     $ 2,000,000      $ 1,996,740
  7.400% due 03/28/96 +                         800,000          802,054
                                                             -----------
                                                              13,251,955
                                                             -----------
HEALTHCARE - 2.16%

McGaw Inc Senior Note
  10.375% due 04/01/99                        2,640,000        2,739,000
                                                             -----------
                                                               2,739,000
                                                             -----------
TRANSPORTATION - 6.51%

Delta Air Lines
  8.250% due 05/15/96                         1,000,000        1,006,510
  9.375% due 09/11/07                         1,839,952        2,090,112
  9.875% due 01/01/98                           750,000          800,010
  9.875% due 04/30/08                         1,283,075        1,518,793
UAL Equipment Trust
  9.210% due 01/21/17 +                         800,000          910,742
  9.560% due 10/19/18                         1,650,000        1,921,095
                                                             -----------
                                                               8,247,262
                                                             -----------
UTILITIES - 3.07%

Hydro Quebec
  6.563% due 09/30/49 +                       1,000,000          853,750
Long Island Lighting
  7.850% due 05/15/99                         3,000,000        3,030,840
                                                             -----------
                                                               3,884,590
                                                             -----------
Total Corporate Bonds & Notes
  (Cost $34,846,327)                                          35,534,846
                                                             -----------

MORTGAGE-BACKED SECURITIES - 26.46%

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.59%

Citibank 1986-D
  10.000% due 03/01/16 +                        177,191          184,943

Citibank 1988-2
  8.000% due 07/25/18 +                          40,531           41,620

  + VALUED UNDER PROCEDURES ESTABLISHED BY THE BOARD OF TRUSTEES.

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

------------------------------------------------------------------------------
                                                     PRINCIPAL        MARKET
                                                      AMOUNT           VALUE
                                                      ------           -----
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)

Countrywide
  7.507% due 11/25/24 +                            $    764,667   $    784,262
  6.750% due 05/25/24 +                               1,000,000        957,073
GE Capital Mortgage
  6.500% due 04/25/24                                 1,164,798      1,164,705
Paine Webber 1993-3Aa
  6.500% due 03/25/24                                 1,095,294      1,091,187
Residential Funding Corp
  8.000% due 10/25/24 +                               2,611,087      2,613,717
Resolution Trust Corp
  7.200% due 06/25/23                                   590,939        594,263
  7.500% due 08/25/23 +                                 280,829        281,706
  8.000% due 04/25/25 +                               1,000,000      1,068,282
  8.000% due 06/25/26 +                                 934,747        821,701
                                                                  ------------
                                                                     9,603,459
                                                                  ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.78%

   6.500% due 01/16/26 #                              1,000,000        986,562
                                                                  ------------
                                                                       986,562
                                                                  ------------

FEDERAL HOUSING AUTHORITY - 2.42%

   7.430% due 02/01/23                                  377,815        395,081
   7.430% due 02/01/23 +                                354,250        370,413
   7.845% due 08/01/23 +                              1,382,719      1,419,886
   7.850% due 05/01/23                                  863,966        884,217
                                                                  ------------
                                                                     3,069,597
                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.04%

   5.637% due 11/01/23                                  676,728        691,636
   5.752% due 10/01/23                                1,535,380      1,589,118
   5.797% due 04/01/24 +                              1,625,614      1,671,343
   6.050% due 01/01/25                                3,286,110      3,391,365

------------------------------------------------------------------------------
                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       ------         -----
   6.818% due 04/01/24                             $  2,425,962   $  2,489,644
   7.729% due 12/01/22                                1,558,182      1,608,340
                                                                  ------------
                                                                    11,441,446
                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.68%

   6.500% due 03/20/24 +                                862,593        878,629
   7.000% due 02/22/26 # +                            2,000,000      2,045,000
   9.000% due 02/15/17                                  160,294        169,811
   9.500% due 04/15/18                                    7,100          7,665
   9.500% due 08/15/17                                   28,481         30,821
   9.500% due 09/15/18                                  186,459        201,473
   9.750% due 04/15/98                                   18,091         18,832
   10.000% due 05/15/19                                  40,623         44,711
                                                                  ------------
                                                                     3,396,942
                                                                  ------------

STUDENT LOAN MORTGAGE ASSOCIATION - 3.95%

   5.955% due 04/26/04 +                              5,000,000      5,000,000
                                                                  ------------
                                                                     5,000,000
                                                                  ------------
Total Mortgage-Backed Securities
   (Cost $32,562,426)                                               33,498,006
                                                                  ------------

OTHER ASSET-BACKED SECURITIES - 5.86%

Greenwich Capital Mortgage
   7.660% due 01/25/22 +                                 95,214         95,229
Imperial Savings & Loan
   9.900% due 02/25/18 +                                 78,482         83,755
Main Place Funding
   6.108% due 10/25/00 +                              3,000,000      3,001,875
Ryland Mortgage
   7.571% due 11/28/22 +                              2,000,000      2,034,062
   14.000% due 11/25/31 +                               118,186        131,112
Sears Mortgage
   8.712% due 05/25/32 +                                100,844        101,900
Securitized Assets Sales Inc
   6.500% due 11/25/25 +                              1,975,238      1,975,238
                                                                  ------------

Total Other Asset-Backed Securities
   (Cost $7,380,430)                                                 7,423,171
                                                                  ------------

   # FORWARD BUY CONTRACT.
   + VALUED UNDER PROCEDURES ESTABLISHED BY THE BOARD OF TRUSTEES.

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

--------------------------------------------------------------------------
                                               PRINCIPAL            MARKET
                                                AMOUNT               VALUE
                                                ------               -----
U.S. TREASURY NOTES - 16.89%

  6.875% due 03/31/00                       $ 20,000,000      $ 21,128,200
  9.125% due 05/15/99                            230,000           256,667
                                                              ------------
Total U.S. Treasury Notes
  (Cost $21,191,255)                                            21,384,867
                                                              ------------

U.S. TREASURY STRIPPED - 0.38%

  0.000% due 08/15/15 *                        1,600,000           479,248
                                                              ------------

Total U.S. Treasury Stripped
  (Cost $328,910)                                                  479,248
                                                              ------------

FOREIGN GOVERNMENT - 8.45%

GERMANY - 8.45%

Bundes Republic
  6.250% due 01/04/24                         16,500,000        10,699,445
                                                              ------------

Total Foreign Government
  (Cost $10,404,237)                                            10,699,445
                                                              ------------
Total Investments in Securities
  at Market Value (Cost $106,713,585)                          109,019,583
                                                              ------------

                                                                     VALUE
                                                                     -----
COMMERCIAL PAPER - 11.27%

Abbott Laboratories
  5.600% due 01/23/96                            700,000           697,604
AT&T Corp
  5.450% due 04/19/96                          2,500,000         2,455,732
Bell South
  5.750% due 01/09/96                            500,000           499,361

--------------------------------------------------------------------------
                                                PRINIPAL
                                                 AMOUNT              VALUE
                                                 ------              -----
Commonwealth
  5.700% due 01/18/96                       $    100,000      $     99,731
FNMA
  5.470% due 02/13/96                          1,000,000           993,466
General Electric Capital Corp
  5.650% due 01/31/96                            500,000           497,646
  5.690% due 01/24/96                            600,000           597,819
KFW International Financial
  5.700% due 01/26/96                            600,000           597,625
National Rural Utilities
  5.550% due 03/22/96                          2,500,000         2,466,800
  5.640% due 02/16/96                            800,000           794,235
Procter & Gamble
  5.540% due 02/16/96                          2,500,000         2,482,303
  5.620% due 02/21/96                            800,000           793,631
  5.670% due 01/22/96                            700,000           697,685
  5.670% due 01/24/96                            600,000           597,826
                                                              ------------

Total Commercial Paper                                          14,271,464
                                                              ------------

U.S. TREASURY BILLS - 0.63%

  5.200% due 04/04/96 **                          95,000            93,780
  5.250% due 02/15/96 **                         320,000           318,154
  5.305% due 02/22/96 **                         360,000           357,574
  5.360% due 02/15/96 **                          25,000            24,855
                                                              ------------

Total U.S. Treasury Bills                                          794,363
                                                              ------------

TIME DEPOSITS - 1.99%

State Street Bank and Trust
  4.250% due 01/02/96                          2,522,000         2,522,000
                                                              ------------
Total Time Deposits                                              2,522,000
                                                              ------------

Total Short-Term Investments
  at Amortized Cost                                             17,587,827
                                                              ------------

TOTAL MANAGED BOND PORTFOLIO
  (COST $124,305,729)                                          126,607,410
                                                              ============

 * NON-INCOME PRODUCING SECURITIES.
** SECURITIES HAVE BEEN SEGREGATED WITH THE CUSTODIAN TO COVER
   MARGIN REQUIREMENT FOR OPEN FUTURE CONTRACTS AS OF
   DECEMBER 31, 1995.

PACIFIC SELECT FUND
GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

-------------------------------------------------------------------
                                           PRINCIPAL         MARKET
                                            AMOUNT            VALUE
                                            ------            -----
CORPORATE BONDS & NOTES - 0.16%

FINANCIAL & BUSINESS SERVICES - 0.16%

International American Dev Bank
  9.450% due 09/15/98                    $   100,000   $    109,763
                                                       ------------

Total Corporate Bonds & Notes
  (Cost $100,647)                                           109,763
                                                       ------------

GOVERNMENT BONDS - 0.88%

Federal Farm Credit Bank
  8.650% due 10/01/99                        530,000        585,237
                                                       ------------

Total Government Bonds (Cost $526,083)                      585,237
                                                       ------------

MORTGAGE-BACKED SECURITIES - 36.49%

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.07%

Citibank 1988-2
  8.000% due 07/25/18 +                       21,688         22,270
Countrywide
  6.602% due 03/25/24 +                      738,063        757,437
  7.507% due 11/25/24 +                      764,667        784,262
GE Capital Mortgage
  6.500% due 04/25/24                        776,532        776,470
Residential Funding Corp
  6.750% due 03/25/25 +                      616,078        628,400
Resolution Trust Corp
  7.500% due 08/25/23 +                      140,414        140,853
  8.000% due 04/25/25 +                    1,500,000      1,602,423
                                                       ------------
                                                          4,712,115
                                                       ------------

-------------------------------------------------------------------
                                          PRINCIPAL          MARKET
                                            AMOUNT            VALUE
                                            ------            -----

FEDERAL HOME LOAN MORTGAGE CORP - 8.44%

  6.500% due 01/16/26 #                  $ 5,700,000   $  5,623,406
  6.750% due 02/01/08                          7,140          7,178
                                                       ------------
                                                          5,630,584
                                                       ------------

FEDERAL HOUSING AUTHORITY - 1.01%

  7.400% due 07/25/19                        463,542        484,619
  7.430% due 07/01/21 +                      180,652        189,139
                                                       ------------
                                                            673,758
                                                       ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.79%

  5.752% due 10/01/23                        575,767        595,919
  6.050% due 01/01/25                      2,447,548      2,525,944
  6.818% due 04/01/24                      1,617,308      1,659,763
  7.000% due 03/25/23                      2,195,671      2,020,019
  7.729% due 12/01/22                      1,025,817      1,058,838
                                                       ------------
                                                          7,860,483
                                                       ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.43%

  6.500% due 09/20/23                        208,420        211,871
  7.000% due 02/22/26 # +                  2,000,000      2,045,000
  7.375% due 05/20/23                        393,763        399,918
  9.000% due 01/15/17                        264,403        280,101
  9.750% due 04/15/98                         19,034         19,813
                                                       ------------
                                                          2,956,703
                                                       ------------

STUDENT LOAN MORTGAGE ASSOCIATION - 3.75%

  5.955% due 04/26/04 +                    2,500,000      2,500,000
                                                       ------------
                                                          2,500,000
                                                       ------------
Total Mortgage-Backed Securities
  (Cost $23,722,614)                                     24,333,643
                                                       ------------

OTHER ASSET-BACKED SECURITIES - 2.89%

Greenwich Capital Mortgage
  7.660% due 01/25/22 +                      142,820        142,842

# FORWARD BUY CONTRACT.
+ VALUED UNDER PROCEDURES ESTABLISHED BY THE BOARD OF TRUSTEES.

PACIFIC SELECT FUND
GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

---------------------------------------------------------------------------
                                             PRINCIPAL
                                              AMOUNT                VALUE
                                              ------                -----
OTHER ASSET-BACKED SECURITIES - (CONTINUED)

Imperial Savings & Loan
  9.802% due 07/25/17 +                   $     25,517       $     25,701
  9.900% due 02/25/18 +                         78,482             83,755
Main Place Funding
  6.108% due 10/25/00 +                      1,500,000          1,500,938
Ryland Mortgage
  5.000% due 11/25/31 +                        185,875            174,141
                                                             ------------
Total Other Asset-Backed Securities
  (Cost $1,920,615)                                             1,927,377
                                                             ------------
STRIPPED MORTGAGE-BACKED SECURITIES - 0.40%

FHLMC (IO)
  6.500% due 09/15/18                        2,275,588            266,487
                                                             ------------
Total Stripped Mortgage-Backed Securities
  (Cost $298,440)                                                 266,487
                                                             ------------

FOREIGN GOVERNMENT - 7.05%

GERMANY - 7.05%

Bundes Republic
  6.250% due 01/04/24                        7,250,000          4,701,270
                                                             ------------
Total Foreign Government (Cost $4,571,558)                      4,701,270
                                                             ------------

Total Investments in Securities
  at Market Value (Cost $31,139,957)                           31,923,777
                                                             ------------
---------------------------------------------------------------------------
                                             PRINCIPAL
                                              AMOUNT                VALUE
                                              ------                -----
COMMERCIAL PAPER - 46.94%

Abbott Laboratories
  5.600% due 01/23/96                     $  2,500,000       $  2,491,444
AT&T Corp
  5.450% due 04/19/96                        1,000,000            982,293
  5.550% due 03/20/96                        1,500,000          1,480,554
FHLMC
  5.700% due 01/02/96                        4,400,000          4,399,303
  5.580% due 01/29/96                        7,000,000          6,969,620
General Electric Capital Corp
  5.650% due 01/31/96                        1,250,000          1,244,115
  5.690% due 01/24/96                        1,400,000          1,394,911
Hewlett Packard
  5.670% due 01/04/96                          500,000            499,764
  5.720% due 01/04/96                        1,500,000          1,499,285
McDonalds Corp
  5.630% due 01/04/96                        2,500,000          2,498,827
National Rural Utility Corp
  5.650% due 02/20/96                        2,500,000          2,480,382
Procter & Gamble
  5.620% due 02/20/96                          500,000            496,097
  5.670% due 01/24/96                        2,000,000          1,992,755
United Parcel Service
  5.430% due 04/04/96                          600,000            590,798
U.S. West Communications
  5.700% due 01/17/96                          800,000            797,973
Warner-Lambert Co
  5.550% due 03/13/96                        1,500,000          1,482,215
                                                             ------------
Total Commercial Paper                                         31,300,336
                                                             ------------

U.S. TREASURY BILLS - 0.56%

  5.200% due 04/04/96 **                        35,000             34,551
  5.250% due 02/15/96 **                       115,000            114,336
  5.270% due 02/15/96 **                        20,000             19,885
  5.305% due 02/22/96 **                       160,000            158,922
  5.325% due 03/07/96 **                        20,000             19,824
  5.330% due 02/08/96 **                        25,000             24,877
                                                             ------------
Total U.S. Treasury Bills                                         372,395
                                                             ------------

+  VALUED UNDER PROCEDURES ESTABLISHED BY THE BOARD OF TRUSTEES.

** SECURITIES HAVE BEEN SEGREGATED WITH THE CUSTODIAN TO COVER
   MARGIN REQUIREMENT FOR OPEN FUTURE CONTRACTS AS OF
   DECEMBER 31, 1995.

PACIFIC SELECT FUND
GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

------------------------------------------------------------------------
                                             PRINCIPAL
                                              AMOUNT              VALUE
                                              ------              -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENTS - 2.85%

   With Daiwa, dated 12/29/95
   repurchased price of $1,901,193;
   collateralized by U.S. Treasury
   Notes (market value $1,897,500;
   due 01/15/99)                           $  1,900,000     $  1,900,000
                                                            ------------

Total Securities Held Under Repurchase
   Agreements                                                  1,900,000
                                                            ------------


TIME DEPOSITS - 1.78%

State Street Bank and Trust
   4.250% due 01/02/96                        1,188,000        1,188,000
                                                            ------------

Total Time Deposits                                            1,188,000
                                                            ------------

Total Short-Term Investments
   at Amortized Cost                                          34,760,731
                                                            ------------


TOTAL GOVERNMENT SECURITIES
   PORTFOLIO (COST $65,904,582)                             $ 66,684,508
                                                            ============

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------


                                                                        MARKET
                                                           SHARES        VALUE
                                                           ------        -----
PREFERRED STOCKS - 1.52%

UTILITIES - 1.52%

Columbia Gas                                                3,866  $    92,784
Gulf States Utilities                                      17,309    1,161,867
                                                                   -----------

Total Preferred Stocks (Cost $1,220,177)                             1,254,651
                                                                   -----------
CONVERTIBLE PREFERRED STOCKS - 1.36%

CONSUMER DISCRETIONARY - 1.25%

Cablevision Systems ~                                      10,000    1,035,000
                                                                   -----------
                                                                     1,035,000
                                                                   -----------
UTILITIES - 0.11%

Columbia Gas                                                2,367       93,497
                                                                   -----------
                                                                        93,497
                                                                   -----------

Total Convertible Preferred Stocks
 (Cost $1,096,620)                                                   1,128,497
                                                                   -----------

                                                         PRINCIPAL      MARKET
                                                          AMOUNT         VALUE
                                                          ------         -----
CORPORATE BONDS & NOTES - 75.16%

CAPITAL GOODS - 8.00%

Earle M. Jorgensen
  10.750% due 03/01/00                              $  1,000,000       920,000
Figgie International
  9.875% due 10/01/99                                  2,000,000     2,000,000
Hines Horticulture
  11.750% due 10/15/05 ~                                 500,000       520,000


--------------------------------------------------------------------------------
                                                         PRINCIPAL      MARKET
                                                          AMOUNT         VALUE
                                                          ------         -----
International Semi-tech
  0.000% due 08/15/03 *                             $  3,000,000  $  1,608,750
Portola Packaging
  10.750% due 10/01/05                                 1,000,000     1,035,000
Westinghouse Air Brake
  9.375% due 06/15/05                                    500,000       521,250
                                                                   -----------
                                                                     6,605,000
                                                                   -----------
CONSUMER DISCRETIONARY - 33.01%

Aztar Corp
  11.000% due 10/01/02                                 1,000,000     1,000,000
Boyd Gaming Corp
  10.750% due 09/01/03                                 1,000,000     1,055,000
Casino America
  11.500% due 11/15/01                                 1,000,000       925,000
Casino Magic
  11.500% due 10/15/01 ~                                 500,000       430,000
Cf Cable Tv
  9.125% due 07/15/07                                  1,000,000     1,026,250
Comcast Cellular
  0.000% due 03/05/00 *                                1,500,000     1,158,750
Comcast Corp
  9.125% due 10/15/06                                  1,000,000     1,042,500
Continental Cablevision
  8.300% due 05/15/06 ~                                1,000,000     1,003,750
Diamond Cable
  0.000% due 12/15/00 *                                2,000,000     1,175,000
Dictaphone Corp
  11.750% due 08/01/05                                 1,000,000       990,000
Empress Riverboat Casino
  10.750% due 04/01/02                                 1,500,000     1,548,750
Four Seasons Hotel
  9.125% due 07/01/00 ~                                1,500,000     1,500,000
Granite Broadcasting
  10.375% due 05/15/05                                   500,000       512,500
Hammons Hotels (John Q.)
  8.875% due 02/15/04                                    500,000       490,000
  9.750% due 10/01/05 ~                                1,500,000     1,505,625
Harrahs Operating Inc
  8.750% due 03/15/00                                  1,000,000     1,012,500
Host Marriot Travel Plaza
  9.500% due 05/15/05                                  1,000,000       990,000

* NON-INCOME PRODUCING SECURITIES.

~ PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE
  REGISTRATION.

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                    PRINCIPAL           MARKET
                                                     AMOUNT              VALUE
                                                     ------              -----
CONSUMER DISCRETIONARY - (CONTINUED)

Lenfest Communications Inc
  8.375% due 11/01/05                            $  1,500,000     $  1,505,625
MGM Grand Hotels
  11.750% due 05/01/99                                500,000          532,500
Panamsat L.P.
  9.750% due 08/01/00                               1,000,000        1,060,000
Rogers Cablesystems Limited
  10.000% due 03/15/05                                500,000          537,500
SCI Television
  11.000% due 06/30/05                              1,000,000        1,057,500
Showboat Inc
  13.000% due 08/01/09                                500,000          562,500
Station Casinos
  9.625% due 06/01/03                               2,000,000        1,975,000
United Artist Theater
  9.300% due 07/01/15                               1,000,000        1,000,000
Viacom International
  10.250% due 09/15/01                              1,000,000        1,130,000
Videotron Ltee
  10.250% due 10/15/02                                500,000          527,500
                                                                  ------------
                                                                    27,253,750
                                                                  ------------

CONSUMER STAPLES - 8.06%

ARA Group Inc
  8.500% due 06/01/03                                 300,000          307,500
ARA Services Inc
  10.625% due 08/01/00                                200,000          230,000
Chiquita Brands
  9.125% due 03/01/04                                 500,000          495,000
Dominick's Finer Foods
  10.875% due 05/01/05                              1,000,000        1,060,000
Pathmark Stores
  9.625% due 05/01/03                               1,000,000          972,500
Ralph's Grocery Corp
  10.450% due 06/15/04                              1,500,000        1,522,500
Revco Drug Stores Inc
  9.125% due 01/15/00                                 500,000          537,500

--------------------------------------------------------------------------------
                                                    PRINCIPAL           MARKET
                                                     AMOUNT              VALUE
                                                     ------              -----
Sequa Corp
  8.750% due 12/15/01                              $  300,000       $  283,500
Southland Corp
  5.000% due 12/15/03                               1,500,000        1,248,750
                                                                  ------------
                                                                     6,657,250
                                                                  ------------

ENERGY - 4.71%

Amerigas Partners L.P.
  10.125% due 04/15/07                                500,000          540,000
California Energy Cos Inc
  9.875% due 06/30/03                               1,000,000        1,040,000
Giant Industries
  9.750% due 11/15/03                               1,000,000        1,005,000
Louis Dreyfus Natural Gas
  9.250% due 06/15/04                                 500,000          540,000
Vintage Petroleum
  9.000% due 12/15/05                                 750,000          760,313
                                                                  ------------
                                                                     3,885,313
                                                                  ------------

FINANCIAL BUSINESS & SERVICES - 1.90%

Phoenix Re Corp
  9.750% due 08/15/03                               1,000,000        1,068,750
Salomon Inc Mtn
  6.100% due 06/15/00                                 250,000          246,578
  7.240% due 05/27/03                                 250,000          251,625
                                                                  ------------
                                                                     1,566,953
                                                                  ------------

HEALTH CARE - 10.21%

Abbey Healthcare
  9.500% due 11/01/02                               1,000,000        1,065,000
Genesis Health Care
  9.750% due 06/15/05                                 500,000          530,000
Magellan Health Service
  11.250% due 04/15/04                              1,000,000        1,097,500
Merit Behavioral
  11.500% due 11/15/05 ~                              500,000          517,500
Quorum Health Group Inc
  8.750% due 11/01/05                               1,000,000        1,038,750
Tenet Healthcare Corp
  8.625% due 12/01/03                               1,500,000        1,575,000
  10.125% due 03/01/05                                500,000          556,250

~ PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO
  THE PUBLIC MAY REQUIRE REGISTRATION.

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                    PRINCIPAL           MARKET
                                                     AMOUNT              VALUE
                                                     ------              -----
HEALTH CARE - (CONTINUED)

Universal Health Services
  8.750% due 03/15/05                            $  2,000,000     $  2,050,000
                                                                  ------------
                                                                     8,430,000
                                                                  ------------

MATERIALS & PROCESSING - 5.50%

Bell & Howell Co
  9.250% due 07/15/00                               2,000,000        2,055,000
Owens-Illinois Inc
  10.250% due 04/01/99                                500,000          515,000
Republic Engineer Steel
  9.875% due 12/15/01                               1,000,000          900,000
USG Corp
  9.250% due 09/15/01                               1,000,000        1,070,000
                                                                  ------------
                                                                     4,540,000
                                                                  ------------

TRANSPORTATION - 1.83%

Santa Fe Pacific
  8.375% due 07/01/05                                 500,000          517,500
Walbro Corp 'B'
  9.875% due 07/15/05                               1,000,000          997,500
                                                                  ------------
                                                                     1,515,000
                                                                  ------------

UTILITIES - 1.94%

El Paso Electric
  9.000% due 11/01/04                                 500,000          536,250
Ferrell Gas Corp 'A'
  10.000% due 08/01/01                              1,000,000        1,065,000
                                                                  ------------
                                                                     1,601,250
                                                                  ------------

Total Corporate Bonds & Notes
  (Cost $60,211,925)                                                62,054,516
                                                                  ------------


CONVERTIBLE BONDS - 2.33%

CONSUMER STAPLES - 0.54%

Chiquita Brands International Inc
  7.000% due 03/28/01                                 500,000          444,373
                                                                  ------------
                                                                       444,373
                                                                  ------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL           MARKET
                                                     AMOUNT              VALUE
                                                     ------              -----
ENERGY - 0.62%

AES Corp
  9.750% due 06/15/96                            $    500,000     $    516,250
                                                                  ------------
                                                                       516,250
                                                                  ------------

HEALTH CARE - 0.58%

Amsco International Inc
  6.500% due 10/15/02                                 500,000          482,500
                                                                  ------------
                                                                       482,500
                                                                  ------------

MATERIALS & PROCESSING - 0.59%

FMC Gold
  6.750% due 01/16/05                                 500,000          483,750
                                                                  ------------
                                                                       483,750
                                                                  ------------

Total Convertible Bonds
  (Cost $1,718,706)                                                  1,926,873
                                                                  ------------


FOREIGN BONDS - 16.47%

CANADA - 3.19%

Gulf Canada Resources
  9.250% due 01/15/04                               1,000,000        1,035,000
Rogers Cablesystems Debenture
  10.000% due 12/01/07                              1,000,000        1,077,500
Rogers Cablesystems Limited
  9.625% due 08/01/02                                 500,000          523,750
                                                                  ------------
                                                                     2,636,250
                                                                  ------------

HONG KONG - 4.38%

Henderson Capital
  5.000% due 10/27/96                               1,000,000        1,025,000
PIV Investment Finance
  4.500% due 12/01/00                                 600,000          498,000
RHG Finance Corp
  8.875% due 10/01/05                               2,000,000        2,090,000
                                                                  ------------
                                                                     3,613,000
                                                                  ------------

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

------------------------------------------------------------------
                                           PRINCIPAL        MARKET
                                            AMOUNT           VALUE
                                            ------           -----
INDONESIA - 1.76%

Asia Pulp & Paper International Finance
   11.750% due 10/01/05                 $  1,000,000   $    980,000
PT Indah Kiat Pulp & Paper
   8.875% due 11/01/00                       500,000        470,000
                                                       ------------
                                                          1,450,000
                                                       ------------
MEXICO - 1.16%

Liverpool El Puerto Df Mtn
   7.250% due 10/19/96                     1,000,000        960,000
                                                       ------------
                                                            960,000
                                                       ------------
NETHERLANDS - 2.39%

GPA Holland Mtn
   8.500% due 02/10/97                     1,000,000        975,000
   9.940% due 07/26/96 ~                   1,000,000      1,000,000
                                                       ------------
                                                          1,975,000
                                                       ------------
PHILIPPINES - 1.29%

Philippines Long Distance
   9.875% due 08/01/05                     1,000,000      1,063,750
                                                       ------------
                                                          1,063,750
                                                       ------------
SOUTH AFRICA - 0.45%

Protea Investment Limited FRN
   6.938% due 04/30/98                       357,141        367,855
                                                       ------------
                                                            367,855
                                                       ------------
UNITED KINGDOM - 1.85%

Telewest PLC
   9.625% due 10/01/06                     1,500,000      1,531,876
                                                       ------------
                                                          1,531,876
                                                       ------------

Total Foreign Bonds
   (Cost $13,266,348)                                    13,597,731
                                                       ------------


Total Investments in Securities
   at Market Value (Cost $77,513,776)                    79,962,268
                                                       ------------

-------------------------------------------------------------------
                                           PRINCIPAL
                                            AMOUNT         VALUE
                                            ------         -----
COMMERCIAL PAPER - 3.03%

Associated Corp of North America
   5.990% due 01/02/96                  $  2,500,000   $  2,499,584
                                                       ------------

Total Commercial Paper                                    2,499,584
                                                       ------------


TIME DEPOSITS - 0.13%

State Street Bank and Trust
   4.250% due 01/02/96                       109,000        109,000
                                                       ------------

Total Time Deposits                                         109,000
                                                       ------------

Total Short-Term Investments
   At Amortized Cost                                      2,608,584
                                                       ------------

TOTAL HIGH YIELD BOND PORTFOLIO
   (COST $80,122,361)                                  $ 82,570,852
                                                       ============

   ~ PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION.

PACIFIC SELECT FUND
GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

------------------------------------------------------------------
                                                          MARKET
                                           SHARES          VALUE
                                           ------          -----
COMMON STOCKS - 96.74%

CAPITAL GOODS - 3.27%

Allegheny Ludlum Corp                      40,000   $    740,000
Briggs & Stratton Co                       33,000      1,431,375
Figgie International *                     92,700        961,763
Schuler Homes Inc *                        61,800        482,813
Tecumseh Products Co 'A'                   12,000        621,000
                                                    ------------
                                                       4,236,951
                                                    ------------

CONSUMER DISCRETIONARY - 30.78%

Adelphia Communications *                  53,000        371,000
Banta Corp                                 35,000      1,540,000
Buffets Inc *                              87,000      1,196,250
Cablevision Systems 'A' *                  13,000        705,250
Cole National Corp 'A' *                   29,200        405,150
Consolidated Stores *                      41,300        898,275
DMX Inc *                                 101,700        247,894
Duracraft Corp *                           12,200        306,525
Duty Free International Inc                90,000      1,440,000
Foodmaker Inc *                           125,000        734,375
Gaylord Entertainment 'A'                  87,150      2,418,413
GT Bicycles *                              70,000        647,500
Hudson Foods                                6,200        106,950
International Family Entertainment 'B' *   57,000        933,375
Jacor Communications *                     55,000        962,500
Jones Appparel Group Inc *                 45,000      1,771,875
Jones Intercable 'A'                       43,600        539,550
Libbey Inc                                 62,000      1,395,000
Lojack Corp *                              10,000        111,250
Media General 'A'                           1,500         45,563
Meyer (Fred) Inc *                         19,000        427,500
Morrison Restaurant                        41,800        585,200
New World Communications Group *           63,000      1,102,500
Nine West Group Inc *                      19,000        712,500
NY Magic                                   28,000        476,000

------------------------------------------------------------------
                                                          MARKET
                                           SHARES          VALUE
                                           ------          -----
Oil Dri America                            33,000   $    515,624
Picturetel Corp *                          25,000      1,078,124
Players International Inc *                91,000        972,563
Renaissance Communications *               30,000        663,750
RPM Inc                                    89,375      1,474,688
Scotts Co *                                60,000      1,185,000
Scripps EW Communications 'A'              41,400      1,630,125
Sizzler InternationaL Inc                  41,800        177,650
Speedway Motorsports Inc *                 41,000      1,230,000
Spelling Entertainment Group               67,000        837,500
Standard Products                          49,000        863,625
Strounds Inc *                             77,000        317,625
TCA Cable TV                               36,000        994,500
Turner Broadcast Systems 'B'               50,000      1,300,000
Tyco Toys Inc                             173,700        781,650
U.S. Industries Inc *                      95,000      1,745,625
Williams Sonoma *                          62,000      1,147,000
WMS Industries                             50,000        818,750
Young Broadcasting Corp 'A' *              73,000      2,062,250
                                                    ------------
                                                      39,876,444
                                                    ------------
CONSUMER STAPLES - 3.16%

Giant Foods Inc                            19,000        598,500
Robert Mondavi 'A' *                       60,000      1,657,500
Smithfield Foods Inc *                     30,900        981,075
Topps Company (The)                       167,000        855,875
                                                    ------------
                                                       4,092,950
                                                    ------------
ENERGY - 5.63%

California Energy *                        35,000        682,500
Coflexip                                   56,752      1,071,194
Energy Biosystems Corp *                   77,000        539,000
Enron Global Power & Pipeline              45,000      1,119,375
Global Marine Inc *                       155,000      1,356,250
HS Resources *                             17,200        221,450
Parker/Parsley Petroleum                   39,000        858,000
San Juan Basin Realty Trust               135,000        843,750
Vintage Petroleum                          27,000        607,500
                                                    ------------
                                                       7,299,019
                                                    ------------

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

------------------------------------------------------------------
                                                          MARKET
                                           SHARES          VALUE
                                           ------          -----
FINANCIAL & BUSINESS SERVICES - 22.47%

Air & Water Technical Corp *               30,300   $    185,588
American Re Corp                           19,600        801,150
Bancorp Hawaii                             42,000      1,506,750
Central Fidelity Banks Inc                 40,000      1,280,000
Charter One Financial                      50,000      1,531,250
City National Corp                         73,000      1,022,000
Collective Bancorp                         92,800      2,354,800
Commerce Bancshares                        18,000        688,500
First American Financial                   27,600        738,300
First Financial Corp                       58,900      1,354,700
First Midwest Bancrp                       34,900      1,007,738
First Republic Bancorp Inc                 36,070        473,419
Harleysville Group Inc                     42,000      1,359,750
Hibernia Corp                              84,600        909,450
Jefferies Group Inc                        33,400      1,578,150
Keystone Financial                         24,000        720,000
Mercantile Bancshares Corp                 53,000      1,477,374
Paul Revere Corp                           46,000        954,500
Perclose Inc *                             65,000      1,243,125
Price Reit Inc 'B'                         28,400        788,100
Reinsurance Group of America               22,400        820,400
Standard Federal Bank                      22,100        870,187
Team Rental Group Inc *                    60,000        510,000
USA Waste Services *                       52,000        981,500
Vallicorp Holdings Inc                     40,000        555,000
Walker Interactive Systems *               13,400         99,663
Washington Federal Inc                     47,000      1,204,375
Waste Mgmt InternationaL ADR *            194,700      2,093,025
                                                    ------------
                                                      29,108,794
                                                    ------------
HEALTH CARE - 2.38%

Athena Neurosciences *                     79,200        970,200
Gilead Science *                           40,000      1,280,000
Paragon Trade Brands *                     35,900        839,163
                                                    ------------
                                                       3,089,363
                                                    ------------

------------------------------------------------------------------
                                                          MARKET
                                           SHARES          VALUE
                                           ------          -----
MATERIALS & PROCESSING - 8.90%

Airgas Inc *                               10,100   $    335,825
Holophane *                                36,450        792,787
Lilly Industrial Coatings 'A'              97,400      1,241,850
Lindsay Manufacturing Co *                 33,700      1,297,450
OM Group Inc                               28,000        927,500
Payless Cashways *                         53,000        225,250
Pentair Inc                                37,800      1,880,550
Quebecor Printing                          96,700      1,631,813
Quintiles Transnational *                  38,000      1,558,000
Southdown Inc                              53,000      1,033,500
Walbro Corp                                34,000        612,000
                                                    ------------
                                                      11,536,525
                                                    ------------

TECHNOLOGY - 10.54%

AST Research *                             40,164        341,394
Avid Technology Inc *                      40,500        769,500
CAI Wireless Systems *                     90,750        873,469
Caraustar Industries Inc                   50,500      1,010,000
C-Cor Electronics *                        46,000      1,081,000
Electronic Arts Inc *                      38,000        992,750
Landmark Graphics Corp *                   29,500        685,875
Lexmark International Group *              56,700      1,034,774
Micro Linear Corp *                        40,000        410,000
Microchip Technology Inc *                 30,750      1,122,375
Objective Systems Integrators Inc *        16,300        892,425
Read-Rite Corp *                           20,000        465,000
Stratus Computer *                         28,000        969,500
Teleflex Inc                               24,000        984,000
Vangaurd Cellular System *                 52,500      1,063,125
Westcott Communications *                  70,000        962,500
                                                    ------------
                                                      13,657,687
                                                    ------------

TRANSPORTATION - 5.25%

Echlin Inc                                 35,000      1,277,500
Lear Seating Corp *                        29,400        852,600
M.S. Carriers Inc *                        65,000      1,300,000

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

-----------------------------------------------------------------------
                                                                MARKET
                                                 SHARES          VALUE
                                                 ------          -----
TRANSPORTATION - (CONTINUED)

Overseas Shipholding Group                       33,200   $     630,800
Teekay Shipping                                  40,000         945,000
TNT Freightways Corp                             30,000         603,750
Werner Enterprises                               59,000       1,194,750
                                                          -------------
                                                              6,804,400
                                                          -------------

UTILITIES - 4.36%

Cellular Communication *                          1,831          91,091
Octel Communications *                           88,600       2,857,350
Rogers Cantel Mobile 'B' *                       60,000       1,590,000
Telephone/Data Systems                           28,000       1,106,000
                                                          -------------
                                                              5,644,441
                                                          -------------

Total Common Stocks (Cost $115,839,296)                     125,346,574
                                                          -------------

                                               PRINCIPAL
                                                AMOUNT           VALUE
                                                ------           -----
CORPORATE BONDS & NOTES - 0.22%

Trenwick Group
   6.000% due 12/15/99                       $  240,000         277,200
                                                          -------------

Total Corporate Bonds & Notes
   (Cost $240,000)                                              277,200
                                                          -------------

Total Investments in Securities
   at Market Value (Cost $116,079,296)                      125,623,774
                                                          -------------
-----------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT           VALUE
                                                ------           -----

COMMERCIAL PAPER - 3.04%

FNMA
   5.670% due 01/12/96                       $3,950,000   $   3,943,157
                                                          -------------

Total Commercial Paper                                        3,943,157
                                                          -------------

Total Short-Term Investment
   at Amortized Cost                                          3,943,157
                                                          -------------

TOTAL GROWTH PORTFOLIO
   (COST $120,022,453)                                    $ 129,566,931
                                                          =============

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

---------------------------------------------------------------------------
                                                                MARKET
                                               SHARES            VALUE
                                               ------            -----
COMMON STOCKS - 95.08%

CAPITAL GOODS - 7.20%

Allied Signal Inc                              98,900     $  4,697,750
Boeing                                         15,300        1,199,137
Caterpillar Inc                                 3,000          176,250
Coltec Industries *                            72,100          838,162
Cooper Industries Inc                          55,651        2,045,174
Grainger (W.W.) Inc                            48,600        3,219,750
Northrop Grumman Corp                           8,500          544,000
Sunstrand Corp                                 28,900        2,033,837
                                                          ------------
                                                            14,754,060
                                                          ------------


CONSUMER DISCRETIONARY - 22.99%

American Home Products                          4,000          388,000
Avon Products Inc                              17,300        1,303,987
Bausch & Lomb Inc                              95,700        3,792,113
Circus Circus Enterprise Inc *                 95,300        2,656,487
General Electric                               53,700        3,866,400
General Mills Inc                              25,600        1,478,400
International Game Technology                 152,900        1,662,787
MCI Communications Corp                        55,700        1,455,162
Melville Corp                                  41,250        1,268,437
Motorola                                       45,500        2,593,500
Nordstrom Inc                                  35,800        1,449,900
Penny (J.C.) Inc                               61,500        2,928,938
Procter & Gamble                               44,100        3,660,300
Service Corp International                    117,900        5,187,600
Telecommunications Inc *                      190,500        3,786,187
Time Warner Inc                                25,900          980,963
TJX Cos Inc                                    14,900          281,238
Turner Broadcast Systems 'B'                   37,400          972,400
U.S. West Media Group *                        58,100        1,103,900
Wal-Mart Stores Inc                           135,700        3,036,288
Warner Lambert Co                              19,800        1,923,075
Wellman Inc                                    58,400        1,328,600
                                                          ------------
                                                            47,104,662
                                                          ------------

---------------------------------------------------------------------------
                                                                MARKET
                                               SHARES            VALUE
                                               ------            -----
CONSUMER STAPLES - 6.85%

Anheuser Busch                                 14,100     $    942,938
Archer-Daniel Midland                           8,681          156,258
Colgate Palmolive                              38,900        2,732,725
PepsiCo                                        81,700        4,564,988
Philip Morris Co Inc                           62,400        5,647,200
                                                          ------------
                                                            14,044,109
                                                          ------------
ENERGY - 10.10%

Anadarko Petroleum                             30,400        1,645,400
Ashland Oil Inc                                81,000        2,845,125
British Petroleum ADR                          12,800        1,307,200
Central & South West                            6,000          167,250
Chevron Corp                                   40,200        2,110,500
Cooper Cameron Corp *                          20,435          725,442
Dresser Industries Inc                         12,500          304,687
duPont (EI) deNemours                          27,400        1,914,575
Royal Dutch Petroleum Guild                    30,800        4,346,650
Sun Company Inc                                46,800        1,281,150
Texaco Inc                                     28,700        2,252,950
Ultramar Corp                                  16,000          412,000
Unocal Corp                                    47,400        1,380,525
                                                         -------------
                                                            20,693,454
                                                         -------------

FINANCIAL & BUSINESS SERVICES - 12.65%

Ahmanson (H.F.) & Co                           61,900        1,640,350
Ambac Inc                                      29,800        1,396,875
BankAmerica Corp                               63,900        4,137,525
Dean Witter Discover & Co                      38,800        1,823,600
Dominion Resources Inc                         40,500        1,670,625
First Colony Corp                              48,800        1,238,300
First Union Corp                               44,200        2,458,625
Firstar Corp                                   61,600        2,440,900
Great Western Financial                        38,300          976,650
NationsBank Corp                               57,900        4,031,288
Providian Corp                                 75,700        3,084,775
Standard Federal Bancorp                       26,200        1,031,625
                                                         -------------
                                                            25,931,138
                                                         -------------

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

-------------------------------------------------------------------
                                                             MARKET
                                             SHARES           VALUE
                                             ------           -----
HEALTH CARE - 7.09%

Columbia/HCA Healthcare                      61,980    $  3,145,485
Forest Laboratories *                        46,400       2,099,600
Health Care & Retirement *                   46,500       1,627,500
Humana Inc *                                150,800       4,128,150
Lilly (Eli) & Co                             62,600       3,521,250
                                                       ------------
                                                         14,521,985
                                                       ------------

MATERIALS & PROCESSING - 5.92%

Albemarle Corp                              108,700       2,106,063
Aluminum Company Of America                  74,800       3,955,050
Mead Corp                                    32,800       1,713,800
Phelps Dodge Corp                             4,000         249,000
Union Carbide Corp                           71,500       2,681,250
USG Corp *                                   47,600       1,428,000
                                                       ------------
                                                         12,133,163
                                                       ------------

TECHNOLOGY - 8.38%

Adobe Systems Inc                            14,400         892,800
Autodesk Inc                                 53,200       1,822,100
Bay Networks Inc *                           65,600       2,697,800
Compaq Computer Corp *                        4,500         216,000
General Instruments Corp *                   83,400       1,949,475
Harris Corp                                   6,000         327,750
Hewlett Packard Co                           22,800       1,909,500
Novell Inc *                                 99,100       1,412,175
Quantum Corp *                              109,900       1,772,138
Read-Rite Corp *                             58,300       1,355,475
Symbol Technologies *                        30,000       1,185,000
Wheelabrator Technologies Inc                97,400       1,631,450
                                                       ------------
                                                         17,171,663
                                                       ------------

TRANSPORTATION - 6.12%

Consolidated Freightways Inc                 77,600       2,056,400
Cooper Tire & Rubber                         71,000       1,748,375
General Motors Corp                          79,000       4,177,125
Goodyear Tire & Rubber                        3,500         158,813
Union Pacific Corp                           66,800       4,408,800
                                                       ------------
                                                         12,549,513
                                                       ------------

UTILITIES - 7.78%

AT&T Corp                                    57,200       3,703,700
Bell Atlantic Corp                            5,000         334,375
Bell South Corp                              69,800       3,036,300
Entergy Corp                                 64,900       1,898,325
FPL Group Inc                                10,000         463,750
Public Service of Colorado                    6,800         240,550
SBC Communications                            7,000         402,500
Southern Co                                  15,000         369,375
U.S. West Communications                    100,000       3,575,000
Western Resources                            57,600       1,922,400
                                                       ------------
                                                         15,946,275
                                                       ------------

Total Common Stocks
   (Cost $177,130,943)                                  194,850,022
                                                       ------------

Total Investments in Securities
   at Market Value (Cost $177,130,943)                  194,850,022
                                                       ------------

-------------------------------------------------------------------
                                                             MARKET
                                             SHARES           VALUE
                                             ------           -----
TIME DEPOSITS - 4.92%

State Street Bank and Trust
  4.250% due 01/02/96                    $10,086,219   $ 10,086,219
                                                       ------------

Total Time Deposits                                      10,086,219
                                                       ------------

Total Short-Term Investment
 at Amortized Cost                                       10,086,219
                                                       ------------

TOTAL EQUITY INCOME PORTFOLIO
  (Cost $187,217,162)                                  $204,936,241
                                                       ============

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

----------------------------------------------------------------
                                                        MARKET
                                        SHARES           VALUE
                                        ------           -----
COMMON STOCKS - 53.95%

CAPITAL GOODS - 3.96%

Allied Signal Inc                       35,500     $ 1,686,250
Boeing                                   5,900         462,413
Coltec Industries *                     34,200         397,575
Cooper Industries Inc                   20,278         745,217
Emerson Electric Co                        600          49,050
Grainger (W.W.) Inc                     20,200       1,338,250
Sunstrand Corp                          10,800         760,050
                                                    ----------
                                                     5,438,805
                                                    ----------
CONSUMER DISCRETIONARY - 12.21%

American Home Products                     800          77,600
Avon Products Inc                        6,200         467,325
Bausch & Lomb Inc                       32,700       1,295,738
Circus Circus Enterprise Inc *          33,100         922,663
Darden Restaurants                       1,400          16,625
General Electric                        19,600       1,411,200
General Mills Inc                        7,700         444,675
International Game Technology           55,000         598,125
MCI Communications Corp                 23,800         621,775
Melville Corp                           11,700         359,775
Motorola Inc                            18,000       1,026,000
Nordstrom Inc                           13,500         546,750
Penny (J.C.) Inc                        19,300         919,163
Procter & Gamble                        11,500         954,500
Service Corp International              42,900       1,887,600
Tele Communications Inc *               70,000       1,391,250
Time Warner Inc                          9,300         352,238
TJX Cos Inc                              6,000         113,250
Turner Broadcast System                 13,500         351,000
U.S. West Media Group *                 19,200         364,800
Wal-Mart Stores Inc                     53,700       1,201,538
Walt Disney Productions                  3,100         182,900
Warner Lambert Co                        7,700         747,863
Wellman Inc                             23,400         532,350
                                                    ----------
                                                    16,786,703
                                                    ----------

----------------------------------------------------------------
                                                        MARKET
                                        SHARES           VALUE
                                        ------           -----
CONSUMER STAPLES - 4.30%

Anheuser Busch                           4,800     $   321,000
Archer-Daniel Midland                    4,961          89,298
Campbell Soup Co                         2,200         132,000
Coca-Cola                                3,700         274,725
Colgate Palmolive                       13,300         934,325
CPC International Inc                      900          61,763
Kellog Co                                2,100         162,225
PepsiCo                                 31,200       1,743,300
Philip Morris Co Inc                    22,500       2,036,250
Sara Lee Corp                            5,100         162,563
                                                    ----------
                                                     5,917,449
                                                    ----------
ENERGY - 5.73%

Anadarko Petroleum                      10,900         589,963
Ashland Oil Inc                         29,700       1,043,213
British Petroleum PLC ADR                4,500         459,563
Chevron Corp                            18,700         981,750
Cooper Cameron Corp *                    8,549         303,490
duPont (EI) deNemours                   11,200         782,600
Exxon Corp                               1,700         136,213
Royal Dutch Petroleum Guild             11,800       1,665,275
Sun Company Inc                         17,100         468,113
Texaco Inc                              12,500         981,250
Unocal Corp                             16,200         471,825
                                                    ----------
                                                     7,883,255
                                                    ----------
FINANCIAL & BUSINESS SERVICES - 7.18%

Ahmanson (H.F.) & Co                    25,300         670,450
Ambac Inc                                9,700         454,688
American International Group             1,650         152,625
BankAmerica Corp                        24,600       1,592,850
Dean Witter Discover & Co               14,000         658,000
FNMA                                     1,800         223,425
First Colony Corp                       17,200         436,450
First Union Corp                        17,800         990,125
Firstar Corp                            22,900         907,413
Fleet Financial Group Inc                1,900          77,425
Great Western Financial                 13,900         354,450
NationsBank Corp                        21,300       1,483,013
Providian Corp                          28,200       1,149,150

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                     MARKET
                                                         SHARES       VALUE
                                                         ------       -----

FINANCIAL & BUSINESS SERVICES - (CONTINUED)

St Paul Cos Inc                                           1,400  $   77,875
Standard Federal Bancorp                                  9,600     378,000
USLIFE Corp                                               8,850     264,394
                                                                 ----------
                                                                  9,870,333
                                                                 ----------
HEALTH CARE - 4.05%

Abbott Laboratories                                       3,700     154,474
Baxter International Inc                                  1,500      62,812
Columbia/HCA Health Care                                 21,000   1,065,750
Forest Laboratories *                                    16,900     764,724
Health Care & Retirement *                               21,700     759,500
Humana Inc *                                             53,800   1,472,774
Lilly (Eli) & Co                                         22,900   1,288,124
                                                                 ----------
                                                                  5,568,158
                                                                 ----------
MATERIALS & PROCESSING - 3.35%

Albemarle Corp                                           39,900     773,063
Aluminum Company of America                              27,400   1,448,774
Clorox Co                                                 1,400     100,274
Crown Cork & Seal *                                       2,200      91,850
International Paper                                       1,600      60,600
Mead Corp                                                11,300     590,424
Nucor Corp                                                  700      39,987
Union Carbide Corp                                       25,400     952,500
USG Corp *                                               16,800     504,000
Worthington Industries Inc                                1,950      40,583
                                                                 ----------
                                                                  4,602,055
                                                                 ----------
TECHNOLOGY - 4.56%

Adobe Systems Inc                                         5,100     316,200
Autodesk Inc                                             20,100     688,424
Bay Networks Inc *                                       22,500     925,312
Compaq Computer Corp *                                    2,700     129,600
General Instruments Corp *                               30,700     717,612
Hewlett Packard Co                                        8,700     728,624
Novell Inc *                                             37,200     530,100
Quantum Corp *                                           40,100     646,612
Read-Rite Corp *                                         21,300     495,224


--------------------------------------------------------------------------------
                                                                     MARKET
                                                         SHARES       VALUE
                                                         ------       -----

Symbol Technologies *                                    11,400  $  450,300
Wheelabrator Technologies                                38,600     646,550
                                                                 ----------
                                                                  6,274,558
                                                                 ----------
TRANSPORTATION - 3.48%

Consolidated Freightways Inc                             33,000     874,500
Cooper Tire & Rubber Corp                                26,700     657,488
General Motors Corp                                      27,900   1,475,213
Ryder Systems Inc                                         1,100      27,225
Union Pacific Corp                                       26,400   1,742,400
                                                                 ----------
                                                                  4,776,826
                                                                 ----------
UTILITIES - 5.13%

American Electric Power Corp                              1,300      52,650
Ameritech Corp                                            1,700     100,300
AT&T Corp                                                20,000   1,295,000
Bell Atlantic Corp                                          800      53,500
Bell South Corp                                          27,400   1,191,900
Dominion Resources Inc                                   12,700     523,875
Entergy Corp                                             23,000     672,751
FPL Group Inc                                             1,200      55,650
Houston Industry Inc                                      2,600      63,050
Pacific Gas & Electric                                    2,000      56,750
Pacific Telesis                                           1,400      47,075
Public Service of Colorado                               17,000     601,375
SBC Communications                                        3,100     178,250
Southern Co                                               3,000      73,875
Sprint Corp                                               1,900      75,763
U.S. West Communications                                 34,100   1,219,075
Western Resources                                        23,500     784,313
                                                                 ----------
                                                                  7,045,152
                                                                 ----------
Total Common Stocks
   (Cost $66,529,142)                                            74,163,294
                                                                 ----------



                                                       PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                         ------       -----

CORPORATE BONDS & NOTES - 17.25%

CONSUMER DISCRETIONARY - 1.86%

Alaska Trade Co
  6.790% due 10/01/05                              $  2,500,000   2,562,500
                                                                -----------
                                                                  2,562,500
                                                                -----------

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENT (CONTINUED)
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                PRINCIPAL             MARKET
                                                 AMOUNT                VALUE
                                                 ------                -----
ENERGY - 2.31%

Standard Oil Co
   9.000% due 06/01/19                        $ 1,000,000        $ 1,122,470
Texaco Capital
   9.000% due 11/15/96                          2,000,000          2,055,540
                                                                 -----------
                                                                   3,178,010
                                                                 -----------
FINANCIAL & BUSINESS SERVICES - 8.18%

Associated Corp of North America
   5.250% due 09/01/98                            450,000            446,040
Chemical Bank
   10.125% due 11/01/00                           500,000            586,620
Chrysler Financial Corp
   5.625% due 01/15/99                          1,000,000            995,010
   6.510% due 08/21/97                          1,000,000          1,012,260
Comerica Bank
   6.750% due 05/12/98                          1,000,000          1,025,730
First Union Corp
   6.550% due 10/15/35                          1,700,000          1,768,051
Ford Motor Credit
   5.625% due 03/03/97                            525,000            524,869
   8.625% due 01/24/00                          1,090,000          1,196,616
GMAC
   6.700% due 04/18/97                            500,000            507,035
   7.000% due 05/27/97                            675,000            687,980
   7.850% due 11/17/97                            500,000            519,945
Midland Bank PLC
   8.625% due 12/15/04                          1,250,000          1,439,188
Saskatchewan
   7.125% due 03/15/08                            500,000            533,170
                                                                 -----------
                                                                  11,242,514
                                                                 -----------
MATERIALS & PROCESSING - 1.68%

Georgia Pacific
   9.950% due 06/15/02                          1,500,000          1,786,740
USG Corp
   8.500% due 08/01/05                            500,000            517,500
                                                                 -----------
                                                                   2,304,240
                                                                 -----------

--------------------------------------------------------------------------------
                                                PRINCIPAL             MARKET
                                                 AMOUNT                VALUE
                                                 ------                -----
TECHNOLOGY - 1.10%

Legrand
   8.500% due 02/15/25                        $ 1,250,000        $ 1,512,625
                                                                 -----------
                                                                   1,512,625
                                                                 -----------
TRANSPORTATION - 1.38%

General Motors Corp
   9.125% due 07/15/01                            250,000            285,020
Union Tank Car
   6.500% due 04/15/08                          1,599,686          1,609,652
                                                                 -----------
                                                                   1,894,672
                                                                 -----------
UTILITIES - 0.74%

Atlantic City Electric
   6.370% due 01/27/98                          1,000,000          1,015,920
                                                                 -----------
                                                                   1,015,920
                                                                 -----------

Total Corporate Bonds & Notes
   (Cost $22,716,132)                                             23,710,481
                                                                 -----------

MORTGAGE-BACKED SECURITIES - 8.37%

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.24%

Donald, Lufkin & Jenrette
   7.889% due 11/01/24                            318,375            324,643
                                                                 -----------
                                                                     324,643
                                                                 -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.76%

   7.000% due 01/01/04                            411,077            418,912
   7.000% due 01/01/25 #                        2,670,000          2,695,031
   7.500% due 01/01/25 #                        2,000,000          2,050,000
                                                                 -----------
                                                                   5,163,943
                                                                 -----------

# Forward buy contract.

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                    PRINCIPAL            MARKET
                                                      AMOUNT              VALUE
                                                      ------              -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.49%

   5.500% due 04/25/05                           $   500,000        $   495,155
   6.000% due 12/25/07                               783,838             93,938
   6.300% due 12/25/15                             1,994,940          2,010,525
   6.500% due 03/25/24                             2,010,525            827,114
                                                                    -----------
                                                                      3,426,732
                                                                    -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.88%

   7.000% due 06/15/23                               136,229            138,076
   7.000% due 06/15/23                               575,940            582,776
   7.250% due 08/20/22                               185,361            188,866
   7.250% due 09/20/24                               232,661            237,170
   7.250% due 09/20/24                               913,621            932,606
   7.375% due 06/20/21                               302,429            308,193
   7.375% due 06/20/23                               199,439            202,556
                                                                    -----------
                                                                      2,590,243
                                                                    -----------

Total Mortgage-Backed Securities
   (Cost $11,347,755)                                                11,505,561
                                                                    -----------

OTHER ASSET-BACKED SECURITIES - 2.67%

Access Financial Corp
   6.100% due 05/15/21                               982,611            986,142
   6.375% due 05/15/21                             1,000,000          1,008,594
Premier Auto Trust
   4.650% due 11/02/99                               930,521            921,216
Sears Credit Account Trust
   8.650% due 07/15/98                               250,000            253,982
Standard Credit Account Trust
   8.000% due 10/07/97                               500,000            507,030
                                                                    -----------
Total Other Asset-Backed Securities
   (Cost $3,653,474)                                                  3,676,964
                                                                    -----------

--------------------------------------------------------------------------------
                                                    PRINCIPAL            MARKET
                                                      AMOUNT              VALUE
                                                      ------              -----
U.S. TREASURY BONDS - 6.55%

   7.250% due 08/15/22                           $ 1,265,000        $ 1,463,048
   10.375% due 11/15/09                            3,680,000          4,855,282
   12.000% due 08/15/13                            1,740,000          2,680,958
                                                                    -----------

Total U.S. Treasury Bonds
   (Cost $8,465,221)                                                  8,999,288
                                                                    -----------

U.S. TREASURY NOTES - 2.22%

   6.500% due 04/30/99                             1,050,000          1,088,388
   6.875% due 07/31/99                             1,870,000          1,963,500
                                                                    -----------

Total U.S. Treasury Notes
   (Cost $3,025,681)                                                  3,051,888
                                                                    -----------

TotaL Investments in Securities
   at Market Value (Cost $115,737,405)                              125,107,476
                                                                    -----------

                                                                          VALUE
                                                                          -----

U.S. TREASURY BILLS - 3.64%

   4.910% due 03/28/96                             5,060,000          5,000,292
                                                                    -----------

Total U.S. Treasury Bills                                             5,000,292
                                                                    -----------

TIME DEPOSITS - 5.35%

State Street Bank and Trust
   4.250% due 01/02/96                             7,351,035          7,351,035
                                                                    -----------

Total Time Deposits                                                   7,351,035
                                                                    -----------

Total Short-Term Investments
   at Amortized cost                                                 12,351,327
                                                                    -----------

TOTAL MULTI-STRATEGY PORTFOLIO
   (COST $128,088,092)                                             $137,458,803
                                                                   ============

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                                         MARKET
                                                   SHARES                 VALUE
                                                   ------                 -----
PREFERRED STOCKS - 0.40%

AUSTRALIA - 0.40%

News Corporation Ltd                              156,094           $   729,255
                                                                    -----------

Total Preferred Stocks (Cost $605,511)                                  729,255
                                                                    -----------

CONVERTIBLE PREFERRED STOCKS - 0.01%

HONG KONG - 0.01%

Dairy Farm International Holdings Ltd
  6.500% due 05/10/49                              12,000                 9,660
                                                                    -----------

Total Convertible Preferred Stocks (Cost $12,000)                         9,660
                                                                    -----------

COMMON STOCKS - 87.34%

ARGENTINA - 1.75%

Telefonica De Argentina ADR                        82,200             2,239,950
YPF Sociedad Anonima                               46,000               994,750
                                                                    -----------
                                                                      3,234,700
                                                                    -----------

AUSTRALIA - 5.22%

Australian Gas & Light                            600,000             2,250,533
Brambles Industries Ltd                            95,000             1,058,419
Burns, Philp & Co Ltd                             939,200             2,099,748
Email Ltd                                         350,000               831,880
National Australian Bank Ltd                      230,000             2,067,073
Westpac Banking Corp                              300,000             1,328,037
                                                                    -----------
                                                                      9,635,690
                                                                    -----------

AUSTRIA - 1.46%

Env Energie-Versorgung                             10,694             1,465,366
VA Technolgoie Ag ~                                 9,700             1,228,395
                                                                    -----------
                                                                      2,693,761
                                                                    -----------

--------------------------------------------------------------------------------
                                                                         MARKET
                                                   SHARES                 VALUE
                                                   ------                 -----
BELGIUM - 1.82%

Solvay Npv                                          4,760           $ 2,563,213
Union Miniere Npv *                                11,800               787,279
                                                                    -----------
                                                                      3,350,492
                                                                    -----------

BRAZIL - 1.59%

Telebras ADR                                       62,000             2,937,250
                                                                    -----------
                                                                      2,937,250
                                                                    -----------
BURMUDA - 1.47%

ACE Ltd                                            68,000             2,703,000
                                                                    -----------
                                                                      2,703,000
                                                                    -----------

CANADA - 3.33%

Canadian Imperial Bank of Commerce                 90,000             2,679,062
London Insurance Group Inc                         15,000               303,627
National Bank of Canada                           250,000             2,037,919
Sears Canada Inc                                  255,000             1,121,084
                                                                    -----------
                                                                      6,141,692
                                                                    -----------

CHINA - 0.35%

Shandong Huaneng Power ADR                         75,000               506,250
Shanghai Hai Xing Shipping                      1,940,000               130,462
                                                                    -----------
                                                                        636,712
                                                                    -----------

DENMARK - 2.65%

Tele Danmark AS                                    46,000             2,505,933
Unidanmark As                                      48,000             2,373,247
                                                                    -----------
                                                                      4,879,180
                                                                    -----------

FINLAND - 3.12%

Amer Group Ltd                                     22,500               350,598
Enso-Gutzeit Oy                                   161,000             1,071,474
Kemira Oy                                         231,100             1,935,755
Metsa-Serla Oy                                     28,800               885,635
Outokumpu Oy                                       48,000               760,060
Outokumpu Oy Warrants *                             9,400                   367
Tampella Ab Oy *                                  593,000               748,471
                                                                    -----------
                                                                      5,752,360
                                                                    -----------

* NON-INCOME PRODUCING SECURITIES.

~ PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO
  THE PUBLIC MAY REQUIRE REGISTRATION.

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

----------------------------------------------------------------------
                                                              MARKET
                                              SHARES           VALUE
                                              ------           -----
FRANCE - 8.41%

Alcatel Alsthom                               21,000     $   1,807,031
Alcatel Cable SA                              18,455         1,331,513
Banque Nationale De Paris                     52,076         2,344,561
Cie De Saint Gobain                            2,374           262,246
Elf Aquitaine                                 35,000         2,573,729
Pechiney International SA                     99,000         1,753,409
Peugeot SA                                    12,000         1,579,945
Rhone-Poulenc SA                              81,600         1,744,592
Total SA                                      31,380         2,113,745
                                                         -------------
                                                            15,510,771
                                                         -------------
GERMANY - 3.50%

Bayer AG                                       1,120           296,899
Bremer Vulkan Verbund AG                      45,000         1,253,046
Veba AG                                       64,600         2,761,183
Volkswagen AG                                  6,400         2,142,986
                                                         -------------
                                                             6,454,114
                                                         -------------
GREECE - 0.09%


Ergo Bank Reg Grd                              4,000           159,127
                                                         -------------
                                                               159,127
                                                         -------------
HONG KONG - 6.14%

Cheung Kong Holdings Ltd                     360,000         2,192,823
Dairy Farm International Holdings Ltd        439,727           404,549
HSBC Holdings PLC                            121,068         1,831,873
Hutchison Whampoa Ltd                        300,000         1,827,352
Jardine Matheson Holdings                    377,386         2,585,094
Jardine Strategic Holdings Ltd               157,500           481,950
Jardine Strategic Hldgs Ltd Warrants *        17,500             5,600
Peregrine Investments Holdings Ltd           450,000           581,959
Swire Pacific Ltd                            160,000         1,241,513
Wharf (Holdings) Ltd                          50,000           166,505
                                                         -------------
                                                            11,319,218
                                                         -------------
INDONESIA - 0.72%

PT Barito Pacific Timber                     460,000           336,978
PT Inti Indorayon Utama                      950,000           997,157
                                                         -------------
                                                             1,334,135
                                                         -------------

----------------------------------------------------------------------
                                                              MARKET
                                              SHARES           VALUE
                                              ------           -----
ITALY - 2.72%

Cartiere Burgo SPA                            61,920     $     309,015
Stet D Risp Port Non Con                   1,058,000         2,158,640
Telecom Italia Di Risp                     1,760,000         2,152,343
Telecom Italia SPA                           114,990           178,857
Unicem Unione Cementi                         40,000           215,365
                                                         -------------
                                                             5,014,220
                                                         -------------
JAPAN - 1.42%

Hitachi Koki                                  61,000           551,652
Matsushita Electric Industrial Co             17,000           275,942
Sony Corp                                     30,000         1,794,203
                                                         -------------
                                                             2,621,797
                                                         -------------
MALAYSIA - 0.10%

Public Bank Bhd                              100,000           191,414
                                                         -------------
                                                               191,414
                                                         -------------
MEXICO - 1.97%

Cifra B *                                  1,850,000         1,925,633
Herdez Sa De CV Ord 'A'                       19,000             3,945
Herdez Sa De CV Ord 'B'                      301,000            65,630
Telefonos De Mexico SA ADR                    51,200         1,632,000
                                                         -------------
                                                             3,627,208
                                                         -------------
NETHERLANDS - 8.31%

ABN Amro Holding                              45,857         2,084,668
AKZO Nobel Nv                                 18,000         2,077,612
DSM Nv                                         6,000           492,537
European Vinyls Corp EVC Int'l                22,680           588,157
Fortis AMEV                                   10,170           679,897
International Nederlande Group                30,500         2,033,333
Koninklijke Bijenkor Beheer                   39,050         2,574,192
Koninklijke PTT Nederlanden                   63,105         2,287,949
Philips Electronics Nv                        69,620         2,511,169
                                                         -------------
                                                            15,329,514
                                                         -------------

   * NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

---------------------------------------------------------------
                                                       MARKET
                                         SHARES         VALUE
                                         ------         -----
NEW ZEALAND - 2.00%

Brierley Investments Ltd              3,080,000  $  2,434,532
Fletcher Challenge Ltd                  500,000     1,152,986
Fletcher Forestry Shares                 70,943       101,029
                                                  -----------
                                                    3,688,547
                                                  -----------
NORWAY - 2.49%

Aker A/S                                100,000     1,324,942
Den Norske Bank                         460,000     1,204,435
Hafslund Nycomed As 'B'                  49,540     1,254,148
Saga Petroleum As 'B'                    65,000       809,950
                                                  -----------
                                                    4,593,475
                                                  -----------
PHILIPPINES - 0.22%

Philippine National Bank                 37,370       413,164
                                                  -----------
                                                      413,164
                                                  -----------
SINGAPORE - 0.28%

Singapore Press Holdings                 28,800       509,086
                                                  -----------
                                                      509,086
                                                  -----------
SPAIN - 6.90%

Banco Popular Espanol                    20,000      3,676,102
Banco Santander SA                       30,500      1,526,190
Bankinter SA                              2,600        252,085
Empresa Nacional De Electric             22,600      1,275,724
Iberdrola SA                            301,500      2,749,805
Repsol SA                                36,170      1,181,346
Telefonica De Espana SA                 150,000      2,070,581
                                                  ------------
                                                    12,731,833
                                                  ------------

SWEDEN - 6.12%

Allgon Ab-B Free                         45,000        623,612
Astra Ab Ord 'A'                         10,000        399,173
Astra Ab Ord 'B'                         20,000        792,319
Celsius Industrier Ab                    43,200        878,478
Electrolux B-F                           45,400      1,863,529
Skandia Foersaekrings Ab                 59,000      1,595,255
Stadshypotek Ab                          86,000      1,722,915
Svenska Handelsbanken                    76,000      1,579,815

---------------------------------------------------------------
                                                        MARKET
                                         SHARES          VALUE
                                         ------          -----
Trelleborg Ab                            29,000        312,333
Volvo Ab 'B'                             74,000      1,515,948
                                                  ------------
                                                    11,283,377
                                                  ------------
SWITZERLAND - 5.06%

Ascom Holdings AG                         1,200      1,221,837
Baer Holding AG                           1,300      1,447,574
Baloise-holdings                            869      1,807,279
BBC Brown Boveri & CIE                    1,020      1,184,402
CIBA Geigy AG                             1,800      1,583,189
S.M.H. Ag Bearer                          2,900      1,733,969
Schweizerische Bankgesellschaft             320        346,620
                                                  ------------
                                                     9,324,870
                                                  ------------
THAILAND - 0.46%

Bangkok Bank Public Co Ltd               70,000        850,337
                                                  ------------
                                                       850,337
                                                  ------------
UNITED KINGDOM - 7.67%

Albert Fisher Group PLC                 754,695        562,163
Barclays PLC                             61,306        703,068
BICC PLC                                230,000        985,114
Cable & Wireless PLC                     51,860        370,203
Dawson International                    604,000      1,012,303
London Electricity PLC                   47,540        423,468
National Grid Grp PLC                    40,542        125,516
National Power PLC                      196,000      1,367,211
Powergen PLC                            170,000      1,404,812
Royal Bank Of Scotland Group PLC        131,493      1,195,776
Smith (W.H.) Group PLC                  322,800      2,123,974
Smithkline Beecham PLC                   27,000      1,498,500
Thames Water PLC                        271,700      2,369,604
                                                  ------------
                                                    14,141,712
                                                  ------------

Total Common Stocks (Cost $152,348,753)            161,062,756
                                                  ============

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

-----------------------------------------------------------------------
                                             PRINCIPAL          MARKET
                                              AMOUNT             VALUE
                                              ------             -----
CONVERTIBLE BONDS - 0.72%

ITALY - 0.19%

Softe SA
   4.250% due 07/30/98                     $   510,000    $     353,276
                                                          -------------
                                                                353,276
                                                          -------------

LUXEMBOURG - 0.34%

Arbed SA
   2.500% due 07/15/03                       1,150,000          632,440
                                                          -------------
                                                                632,440
                                                          -------------

MEXICO - 0.19%

Banco Nacional Mexico
   7.000% due 12/15/99                         440,000          352,000
                                                          -------------
                                                                352,000
                                                          -------------

Total Convertible Bonds
   (Cost $1,499,826)                                          1,337,716
                                                          -------------


Total Investments in Securities
   at Market Value (Cost $154,466,090)                      163,139,387
                                                          -------------


SHORT-TERM INVESTMENT - 11.53%

Chase Bank London
   4.875% due 01/02/96                      21,265,778       21,265,778
                                                          -------------

Total Short-Term Investment
   at Amortized Cost                                         21,265,778
                                                          -------------


TOTAL INTERNATIONAL PORTFOLIO
   (COST $175,731,868)                                    $ 184,405,165
                                                          =============

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

---------------------------------------------------------------
                                                        MARKET
                                         SHARES          VALUE
                                         ------          -----
COMMON STOCKS - 88.04%

CAPITAL GOODS - 4.61%

Allied Signal Inc                         7,700      $  365,750
AMP Inc                                   6,100         234,087
Armstrong World Industries                  600          37,200
Asarco Inc                                  600          19,200
Ball Corp                                   100           2,750
Black & Decker Corp                       2,600          91,650
Boeing                                    9,200         721,050
Briggs & Stratton Co                        200           8,675
Browning Ferris                           6,100         179,950
Caterpillar Inc                           5,500         323,125
Cummins Engine Inc                        1,200          44,400
Deere & Co                                7,200         253,800
Emerson Electric Co                       6,100         498,675
Foster Wheeler Corp                         300          12,750
General Dynamics Corp                     1,420          83,957
General Signal Corp                       1,700          55,037
Giddings & Lewis Inc                        600           9,900
Grainger (W.W.) Inc                       1,200          79,500
Illinois Tool Works                       3,300         194,700
Ingersoll Rand Co                         3,100         108,887
James River Corp                          2,600          62,725
Lockheed Martin Corp                      5,467         431,893
Loral Corp                                4,600         162,725
Masco Corp                                4,400         138,050
McDonnell Douglas                         3,100         285,200
National Semicinductor *                  3,900          86,775
Navistar International Corp *               660           6,930
Northrop Grumman Corp                       900          57,600
Parker Hannifin Corp                      2,250          77,062
Texas Instruments Inc                     5,200         269,100
Textron Inc                               2,400         162,000
Thomas & Betts Corp                         100           7,375
Trinova Corp                                100           2,862
TRW Inc                                   1,900         147,250

---------------------------------------------------------------
                                                        MARKET
                                         SHARES          VALUE
                                         ------          -----
Tyco Laboratories                         4,000    $    142,500
United Technologies                       3,400         322,575
Varity Corp *                             1,380          51,233
Westinghouse Electric                    11,100         183,150
WMX Technologies Inc                     13,200         394,350
                                                   ------------
                                                      6,316,398
                                                   ------------
CONSUMER DISCRETIONARY - 18.49%

Alcan Aluminium Limited                   6,300         196,087
Alltel Corp                               4,600         135,700
American General Corp                     5,800         202,275
American Greetings 'A'                    2,260          62,432
American Home Products                    8,300         805,100
American Stores Co                        4,200         112,350
Avery Dennison Corp                       1,200          60,150
Avon Products Inc                         2,000         150,750
Bally Entertainment Corp *                  900          12,600
Bausch & Lomb Inc                         1,200          47,550
Bristol Myers Squibb                     13,500       1,159,312
Charming Shoppes Inc                      1,280           3,680
Circuit City Store                        3,000          82,875
Coastal Corp                              2,200          81,950
Comcast 'A'                               5,735         104,305
ConAgra                                   6,050         249,562
Cooper Industries Inc                     2,800         102,900
Corning Inc                               6,500         208,000
Crane Co                                    100           3,687
Darden Restaurants                        4,600          54,625
Dayton Hudson Corp                        2,000         150,000
Deluxe Corp                               1,200          34,800
Dillard Department Stores                 2,600          74,100
Donnelley (R.R.) & Sons                   3,600         141,750
DSC Communications *                      3,320         122,425
Eastern Enterprises                         100           3,525
Eastman Kodak                             9,200         616,400
Ecolab Inc                                1,170          35,100
EG&G Inc                                    400           9,700
Federal Express Corp *                    1,600         118,200


   * NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
------------------------------------------------------------

                                                     Market
                                       Shares         Value
                                       ------         -----
CONSUMER DISCRETIONARY - (CONTINUED)

Federated Department Stores              5,700   $   156,750
Fleetwood Enterprise                       400        10,300
Fleming Cos Inc                            400         8,250
Fluor Corp Del                           2,400       158,400
Fruit of the Loom *                      1,800        43,875
Gap Inc                                  4,000       168,000
General Electric                        44,600     3,211,200
General Mills Inc                        4,400       254,100
Gillette Co                             11,900       620,288
Great Atlantic & Pacific                   200         4,600
H & R Block                              3,000       121,500
Harcourt General Inc                     1,642        68,759
Harland (John H.) Co                       100         2,087
Harrah's Entertainment Inc *             3,250        78,812
Hasbro Inc                               2,000        62,000
Hilton Hotels Corp                       1,200        73,800
Home Depot                              12,900       617,588
Interpublic Group                        1,800        78,075
International Flavors/Fragrances         2,400       115,200
Jostens Inc                                 48         1,164
Kmart Corp                              13,700        99,325
Kimberly Clark Corp                      7,676       635,189
King World Productions *                   400        15,550
Knight-Ridder Inc                        1,500        93,750
Kroger Co *                              3,600       135,000
Limited Inc                             10,200       177,225
Liz Claiborne Inc                        2,360        65,490
Longs Drug Stores                          100         4,787
Marriott International Inc               3,500       133,875
Mattel Inc                               6,260       192,495
May Department Stores Co                 6,800       287,300
Maytag Corp                              1,400        28,350
McDonalds Corp                          18,600       839,325
McGraw Hill Inc                          1,300       113,263
MCI Communications Corp                 18,280       477,565
Melville Corp                            3,200        98,400

------------------------------------------------------------
                                                     Market
                                       Shares         Value
                                       ------         -----
Mercantile Stores                          600   $    27,750
Meredith Corp                              400        16,750
Motorola                                15,700       894,900
National Service Industries                400        12,950
New York Times Co                        2,200        65,175
Newell Co                                3,600        93,150
Nike Inc                                 2,600       181,025
Nordstrom Inc                            2,460        99,630
Nynex Corp                              11,500       621,000
Ogden Corp                                 300         6,413
Penny (J.C.) Inc                         6,200       295,275
PPG Industries Inc                       5,600       256,200
Premark International Inc                1,800        91,125
Price/Costco Inc *                       4,422        67,435
Procter & Gamble                        18,200     1,510,600
Reebok International Limited             2,500        70,625
Rubbermaid Inc                           4,600       117,300
Russell Corp                               200         5,550
Ryan's Family Steak House *                 90           630
Sears Roebuck                           10,600       413,400
Service Corp International               3,000       132,000
Shoney's Inc *                             100         1,025
Sigma Aldrich Corp                       1,000        49,500
Springs Industries Inc                     200         8,275
Stride Rite Corp                           400         3,000
Supervalue Inc                           1,200        37,800
Sysco Corp                               5,200       169,000
Tandy Corp                               1,936        80,344
Tele-Communications 'A' *               15,760       313,230
Tellabs Inc                              2,600        96,200
Time Warner Inc                         10,520       398,445
Times Mirror 'A'                         3,388       114,769
TJX Cos Inc                                700        13,213
Toys R Us *                              7,700       167,475
Tribune Co                               1,900       116,137
Unicom Corp                              6,000       196,500
Unilever N.V.                            4,300       605,225
VF Corp                                  1,300        68,575

 * Non-income producing securities.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
------------------------------------------------------------

                                                    MARKET
                                      SHARES         VALUE
                                      ------         -----

CONSUMER DISCRETIONARY - (CONTINUED)

Viacom International Inc *              9,638   $   456,600
Viacom International Warrants *           289           831
Walgreen Co                             6,200       185,225
Wal-Mart Stores Inc                    61,200     1,369,350
Walt Disney Productions                14,000       826,000
Warner Lambert Co                       3,700       359,362
Wendy's International Inc               2,900        61,625
Whirlpool Corp                          2,200       117,150
Winn Dixie Stores                       3,200       118,000
Woolworth Corp                          2,700        35,100
                                                -----------
                                                 25,340,366
                                                -----------
CONSUMER STAPLES - 7.58%

Albertson's Inc                         7,000       230,125
American Brands Inc                     5,200       232,050
Anheuser Busch                          6,900       461,437
Archer-Daniel Midland                  14,712       264,816
Brown Forman Inc                          761        27,776
Campbell Soup Co                        6,400       384,000
Coca-Cola                              33,400     2,479,950
Colgate Palmolive                       4,000       281,000
Coors Adolph                               90         1,991
CPC International Inc                   4,100       281,362
Giant Foods Inc                           700        22,050
Heinz (H.J.) Co                        10,150       336,219
Hershey Foods Corp                      1,700       110,500
Kellog Co                               5,900       455,775
PepsiCo                                21,000     1,173,375
Philip Morris Co Inc                   22,300     2,018,150
Pioneer Hi-Bred Inc                     2,500       139,062
Polaroid Corp                             700        33,162
Quaker Oats Co                          4,000       138,000
Ralston Purina Group                    3,000       187,125
Sara Lee Corp                          13,200       420,750
Seagrams Limited                       10,200       353,175
UST Inc                                 5,500       183,562
-----------------------------------------------------------
                                                    Market
                                      Shares         Value
                                      ------         -----
Whitman Corp                            2,000   $    46,500
Wrigley (W.M. Jr.) Co                   2,500       131,250
                                                -----------
                                                 10,393,162
ENERGY - 10.93%                                 -----------

Amerada Hess Corp                       2,600       137,800
Amoco Corp                             13,100       941,562
Armco Inc *                               500         2,937
Ashland Oil Inc                           800        28,100
Atlantic Richfield                      4,300       476,225
Baker Hughes Inc                        4,300       104,812
Carolina Power & Light                  3,400       117,300
Central & South West                    5,600       156,100
Chevron Corp                           17,400       913,500
Columbia Gas System Inc *               1,100        48,262
Consolidated Edison Co                  5,900       188,800
Consolidated Natural Gas                2,500       113,437
CSX Corp                                5,800       264,625
Cyprus Minerals Co                      2,200        57,475
Dresser Industries Inc                  5,300       129,187
Duke Power Co                           5,100       241,612
dupont (EI) deNemours                  14,800     1,034,150
Echo Bay Mines Limited                  1,400        14,525
Enron Corp                              7,000       266,875
Enserch Corp                              500         8,125
Exxon Corp                             32,900     2,636,113
FMC Corp *                                600        40,575
Halliburton                             3,300       167,062
Helmerich & Payne                         100         2,975
Homestake Mining Co                     4,500        70,312
Inco Limited                            3,500       116,375
Kerr McGee Corp                         1,100        69,850
Louisiana Land & Exploration              200         8,575
McDermott International Inc             2,200        48,400
Minnesota Mining & Mfg Co              11,300       748,625
Mobil Corp                             10,500     1,176,000
Newmont Mining Corp                     2,598       117,560
Noram Energy Corp                       1,500        13,312
Occidental Petroleum Corp               8,900       190,237
Paccar Inc                                533        22,453

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS(CONTINUED)
DECEMBER 31, 1995

-----------------------------------------------------------------
                                                         MARKET
                                           SHARES         VALUE
                                           ------         -----
ENERGY - (CONTINUED)

Panhandle Eastern Corp                       4,300   $   119,862
Pennzoil Co                                    700        29,575
Peoples Energy Corp                            200         6,350
Phillips Petroleum Co                        7,300       249,112
Rowan Cos Inc *                                100           987
Royal Dutch Petroleum Guild                 14,200     2,003,975
Santa Fe Energy Resources *                    700         6,737
Schlumberger Limited                         6,600       457,050
Sonat Inc                                    2,600        92,625
Sun Company Inc                              1,957        53,573
Tenneco Inc                                  5,000       248,125
Texaco Inc                                   7,000       549,500
Unocal Corp                                  6,900       200,962
USX-Marathon Group                           8,200       159,900
Williams Cos                                 3,000       131,625
                                                    ------------
                                                      14,983,791
                                                    ------------
FINANCIAL & BUSINESS SERVICES - 12.88%


Aetna Life & Casualty Co                     3,200       221,600
Ahmanson (H.F.) & Co                         3,500        92,750
Alco Standard Corp                           2,400       109,500
Alexander & Alexander                          200         3,800
Allstate Corp                               12,189       501,273
American Express                            13,100       542,012
American International Group Inc            12,600     1,165,500
Banc One Corp                               10,955       413,551
Bank of Boston Corp                          3,400       157,250
Bank of New York Co Inc                      5,500       268,125
BankAmerica Corp                            10,192       659,932
Barnett Banks Of Florida                     2,100       123,900
Beneficial Corp                                900        41,962
Boatmens Bankshare                           3,500       143,062
Capital Cities/ABC                           4,100       505,837
Chase Manhattan Corp                         5,000       303,125
Chemical Banking Corp                        6,984       410,310

-----------------------------------------------------------------
                                                         MARKET
                                            SHARES        VALUE
                                            ------        -----
Chubb Corp                                   2,400   $   232,200
CIGNA Corp                                   2,000       206,500
Cinergy Corp                                 3,313       101,461
Citicorp                                    11,000       739,750
Comerica Inc                                 3,000       120,375
Corestates Financial                         3,840       145,440
Dean Witter Discover & Co                    4,727       222,169
Dial Corp                                    1,400        41,475
Dominion Resources Inc                       4,450       183,562
Dow Jones & Co Inc                           2,000        79,750
Dun & Bradstreet                             4,600       297,850
FHLMC                                        5,000       417,500
First Bank Systems                           3,900       193,537
First Chicago Corp                           8,887       351,036
First Data Corp                              6,000       401,250
First Fidelity                               1,300        97,987
First Interstate Bank                        2,200       300,300
First Union Corp                             3,200       178,000
Fleet Financial Group Inc                    7,065       287,899
FNMA                                         7,300       906,112
Gannett Inc                                  3,900       239,362
Golden West Financial Corp                   1,200        66,300
Great Western Financial                      4,100       104,550
Household International Inc                  2,800       165,550
ITT Corp *                                   3,200       169,600
ITT Hartford Group *                         3,200       154,800
ITT Industries Inc *                         3,200        76,800
Jefferson Pilot Corp                         1,500        69,750
Keycorp                                      6,900       250,125
Laidlaw Inc 'B'                              4,900        50,225
Lincoln National Corp                        2,500       134,375
Marsh & McLennan                             2,000       177,500
MBNA Corp                                    4,300       158,562
Mellon Bank Corp                             4,100       220,375
Merrill Lynch Co                             4,900       249,900
Morgan (J.P.) and Co Inc                     5,200       417,300
Morgan Stanley                               2,100       169,312
National City Corp                           3,200       106,000
NationsBank Corp                             7,372       513,275
Northern Telecommunications                  7,000       301,000

  * NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS(CONTINUED)
DECEMBER 31, 1995

-----------------------------------------------------------------------
                                                                MARKET
                                                 SHARES          VALUE
                                                 ------          -----
FINANCIAL & BUSINESS SERVICES - (CONTINUED)

Norwest Corp                                      9,700    $   320,100
PNC Bank Corp                                     6,900        222,525
Providian Corp                                    1,800         73,350
Pulte Corp                                          100          3,363
Republic New York Corp                            1,500         93,188
Safeco Corp                                       3,740        129,030
Salomon Inc                                       2,800         99,400
St Paul Cos Inc                                   2,160        120,150
Suntrust Banks Inc                                2,900        198,650
Torchmark Corp                                    1,250         56,563
Transamerica Corp                                 1,670        121,701
Travelers Inc                                     8,631        542,674
UNUM Corp                                         1,400         77,000
U.S. Bancorp                                      3,240        108,945
USF & G Corp                                      1,500         25,313
USLIFE Corp                                         225          6,722
Wachovia Corp                                     4,200        192,150
Wells Fargo & Co                                  1,400        302,400
                                                           -----------
                                                            17,655,527
HEALTH CARE - 7.77%                                        -----------

Abbott Laboratories                              21,200        885,100
Allergan Inc                                      1,200         39,000
Alza Corp *                                       1,200         29,700
Amgen Inc *                                       7,200        427,500
Bard (C.R.) Inc                                   1,000         32,250
Baxter International Inc                          7,600        318,250
Becton Dickinson                                  1,600        120,000
Beverly Enterprises *                               800          8,500
Biomet Inc *                                      3,340         59,703
Boston Scientific Corp *                          4,300        210,700
Columbia/HCA Healthcare                          11,923        605,092
Community Psychiatric Center                        300          3,675
Humana Inc *                                      4,300        117,713
Johnson & Johnson                                17,200      1,472,750

-----------------------------------------------------------------------
                                                                MARKET
                                                 SHARES          VALUE
                                                 ------          -----
Lilly (Eli) & Co                                 14,600    $   821,250
Mallinckrodt Group Inc                            1,500         54,563
Manor Care Inc                                    1,150         40,250
Medtronic Inc                                     6,300        352,013
Merck & Co Inc                                   32,800      2,156,600
Pfizer Inc                                       16,900      1,064,700
Rite Aid Corp                                     1,400         47,950
Schering-Plough                                   9,900        542,025
St. Jude Medical *                                2,020         86,860
Tenet Healthcare Corp *                           4,100         85,075
United Healthcare Corp                            4,800        314,400
Upjohn Inc                                       13,635        528,356
U.S. Health Care                                  4,300        199,950
U.S. Surgical Corp                                1,500         32,063
                                                          ------------
                                                            10,655,988
MATERIALS & PROCESSING - 4.63%                            ------------

Aluminum Company of America                       4,900        259,088
Applied Materials *                               5,000        196,875
Barrick Gold Corp                                 9,800        258,475
Bemis Inc                                           500         12,813
Bethlehem Steel Corp                              3,300         46,200
Boise Cascade Corp                                1,600         55,400
Burlington Northern Industries                    3,870        301,860
Burlington Resources Inc                          3,700        145,225
Clorox Co                                         1,000         71,625
Crown Cork & Seal *                               2,700        112,725
Dover Corp                                        2,700         99,563
Dow Chemical                                      7,300        513,738
Eastman Chemical Co                               2,325        145,603
Engelhard Corp                                    2,812         61,161
Federal Paper Board Inc                           1,500         77,813
Freeport McMoRan Copper 'B'                       3,600        101,250
Grace (W.R.) & Co                                 2,700        159,638
Great Lakes Chemical                              1,500        108,000
Harnischfeger Industries Inc                      1,200         39,900
Hercules Inc                                      3,100        174,763
Inland Steel Industries Inc                         600         15,075
International Paper                               7,000        265,125
Johnson Controls Inc                                800         55,000


* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS(CONTINUED)
DECEMBER 31,1995

------------------------------------------------------------------
                                                          MARKET
                                          SHARES           VALUE
                                          ------           -----
MATERIALS & PROCESSING - (CONTINUED)

Loews Corp                                 3,200    $    250,800
Louisiana Pacific Corp                     2,300          55,775
Lowe's Co                                  4,700         157,450
Mead Corp                                  1,100          57,475
Monsanto Co                                3,200         392,000
Moore Limited                              1,500          27,938
Morton International                       3,900         139,913
Nalco Chemical Co                          1,000          30,125
Nucor Corp                                 2,600         148,525
Owens Corning Fiberglass *                 1,400          62,825
Pall Corp                                  2,266          60,899
Phelps Dodge Corp                          2,000         124,500
Placer Dome Inc                            6,800         164,050
Potlatch Corp                                200           8,000
Praxair Inc                                4,000         134,500
Raychem Corp                               1,000          56,875
Reynolds Metals Co                         1,900         107,588
Rohm & Haas Co                             1,600         103,000
Safety Kleen Corp                            300           4,688
Sherwin Williams Co                        1,700          69,275
Stanley Works                                900          46,350
Stone Container Corp                       3,112          44,735
Temple Inland Inc                          1,500          66,188
Timken Co                                    300          11,475
Union Camp Corp *                          2,100         100,013
Union Carbide Corp                         3,900         146,250
USX-US Steel Group                         2,560          78,720
Westvaco Corp                              1,800          49,950
Weyerhaeuser Co                            5,600         242,200
Willamette Industries                      1,700          95,625
Worthington Industries Inc                 1,755          36,526
                                                      ----------
                                                       6,351,148
                                                      ----------

------------------------------------------------------------------
                                                          MARKET
                                          SHARES           VALUE
                                          ------           -----
TECHNOLOGY - 8.10%

Advanced Micro Devices                     3,400    $     56,100
Amdahl Corp *                              1,500          12,750
Apple Computer                             3,550         113,156
Autodesk Inc                               1,660          56,855
Automatic Data Processing                  3,900         289,575
Cabletron Systems *                        2,000         162,000
Ceridian Corp *                            1,200          49,500
Cincinnati Milacron                          200           5,250
Cisco Systems Inc *                        7,300         544,763
Compaq Computer Corp *                     7,200         345,600
Computer Association International         6,600         375,375
Computer Sciences *                        1,600         112,400
Cray Research *                              200           4,950
CUC International Inc *                    5,050         172,331
Data General Corp *                          100           1,375
Digital Equipment Corp *                   4,200         269,325
Eaton Corp                                 2,300         123,338
Harris Computer Systems *                     15             203
Harris Corp                                  800          43,700
Hewlett Packard Co                        13,600       1,139,000
Honeywell Inc                              3,200         155,600
IBM Corp                                  15,100       1,385,425
Intel Corp                                21,940       1,245,095
Intergraph Corp *                            370           5,828
LSI Logic *                                3,700         121,175
Micron Technology                          5,600         221,900
Microsoft Corp *                          15,700       1,377,675
Millipore Corp                               752          30,926
Novell Inc *                              10,400         148,200
Oracle Systems Corp *                     11,660         494,093
Perkin Elmer Corp                          1,300          49,075
Pitney Bowes Inc                           4,300         202,100
Raytheon Co                                6,300         297,675
Rockwell InternationaL Corp                6,000         317,250
Scientific Atlanta                         2,000          30,000
Shared Medical System Corp                   800          43,350
Silicon Graphics *                         4,600         126,500
Sun Microsystems *                         5,200         237,250

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
-------------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
                                                  ------         -----
TECHNOLOGY - (CONTINUED)

Tandem Computers Inc *                            2,500       $    26,563
Tektronix                                           600            29,475
Teledyne Inc                                        400            10,250
Unisys Corp *                                     1,700             9,563
Western Atlas Inc *                               1,400            70,700
Xerox Corp                                        2,900           397,300
3 Com Corp                                        4,000           186,747
                                                              -----------
                                                               11,097,261
                                                              -----------

TRANSPORTATION - 4.29%

Air Products & Chemicals                          3,100           163,525
AMR Corp Del *                                    2,200           163,350
Brunswick Corp                                    2,400            57,600
Champion International Corp                       2,800           117,600
Chrysler Corp                                    10,322           571,581
Conrail Inc                                       2,400           168,000
Consolidated Freightways Inc                        100             2,650
Cooper Tire & Rubber Corp                         1,200            29,550
Dana Corp                                         2,000            58,500
Delta Air Lines                                   1,500           110,813
Echlin Inc                                        1,300            47,450
Ford Motor Co                                    28,700           832,300
General Motors Corp                              20,000         1,057,500
General Re Corp                                   2,200           341,000
Genuine Parts Co                                  3,150           129,150
Georgia-Pacific Corp                              2,600           178,425
Goodrich (B.F.) Co                                  400            27,250
Goodyear Tire & Rubber                            4,300           195,113
Pep Boys                                          1,300            33,313
Norfolk Southern                                  3,200           254,000
Pittston Services Group                             300             9,413
Roadway Services Inc                              1,280            62,560
Ryder Systems Inc                                 1,400            34,650
Santa Fe Pacific Gold Corp                        1,621            19,655
Snap On Inc                                         600            27,150

                                                                 MARKET
                                                  SHARES         VALUE
                                                  ------         -----
Southwest Airlines                                4,300       $    99,975
Union Pacific Corp                                5,600           369,600
U.S. Air Group Inc                                  700             9,275
U.S. West Communications                         12,800           457,600
U.S. West Media Group                            13,200           250,800
Yellow Corp                                          90             1,114
                                                              -----------
                                                                5,880,462
                                                              -----------

UTILITIES - 8.76%

Airtouch Communications Inc *                    12,800           361,600
American Electric Power Inc                       5,200           210,600
Ameritech Corp                                   14,400           849,600
Andrew Corp *                                     1,300            50,213
AT&T Corp                                        42,000         2,719,500
Baltimore Gas & Electric                          3,150            89,775
Bell Atlantic Corp                               11,700           782,438
Bell South Corp                                  25,900         1,126,650
Centex Corp                                         200             6,950
Detroit Edison Co                                 3,200           110,400
Entergy Corp                                      64,00           187,200
FPL Group Inc                                     5,100           236,513
General Public Utilities                          2,500            85,000
GTE Corp                                         25,800         1,135,200
Houston Industry Inc                              7,400           179,450
Niagara Mohawk Power                              4,200            40,425
NICOR Inc                                           400            11,000
Northern States Power Co                          1,500            73,688
Ohio Edison Co                                    3,500            82,250
Oryx Energy Co *                                  1,200            16,050
Pacific Enterprises                               2,500            70,625
Pacific Gas & Electric                           11,600           329,150
Pacificorp                                        6,300           133,875
Pacific Telesis                                  11,700           393,412
Peco Energy Co                                    6,300           189,788
Public Service Enterprises                        6,900           211,313
SBC Communications                               16,200           931,500
SCE Corp                                         12,500           221,875


  * NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                                       MARKET
                                                   SHARES               VALUE
                                                   ------               -----
UTILITIES - (CONTINUED)

Southern Co                                        18,100       $     445,713
Sprint Corp                                         9,400             374,825
Texas Utilities Co                                  6,300             259,088
Union Electric Co                                   2,200              91,851
                                                                -------------
                                                                   12,007,517
                                                                -------------

Total Common Stocks
  (Cost $99,395,209)                                              120,681,620
                                                                -------------

PREFERRED STOCK - 0.00%

Teledyne                                                4                  58
                                                                -------------

Total Preferred Stock                                                      58
                                                                -------------

Total Investments in Securities
  at Market Value (Cost $99,395,209)                              120,681,678
                                                                -------------

                                                PRINCIPAL
                                                 AMOUNT                 VALUE
                                                 ------                 -----
U.S. TREASURY BILLS - 0.40%

  3.500% due 02/29/96 **                      $    25,000              24,857
  4.100% due 02/29/96 **                           10,000               9,933
  4.380% due 02/29/96 **                           45,000              44,677
  4.930% due 02/29/96 **                          460,000             456,283
  4.970% due 02/29/96 **                           15,000              14,878
                                                                -------------

Total U.S. Treasury Bills                                             550,628
                                                                -------------

--------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT                 VALUE
                                                 ------                 -----
TIME DEPOSITS - 11.56%

State Street Bank and Trust
  4.250% due 01/02/96                       $  15,845,000       $  15,845,057
                                                                -------------

Total Time Deposits                                                15,845,057
                                                                -------------

Total Short-Term Investments
  at Amortized Cost                                                16,395,685
                                                                -------------

TOTAL EQUITY INDEX PORTFOLIO
  (COST $115,790,836)                                           $ 137,077,363
                                                                =============





** SECURITIES HAVE BEEN SEGRAGATED WITH THE CUSTODIAN TO COVER MARGIN
   REQUIREMENTS FOR OPEN FUTURE CONTRACTS AS OF DECEMBER 31, 1995.

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------

                                                                 MARKET
                                                SHARES            VALUE
                                                ------            -----
COMMON STOCK - 73.11%

CAPITAL GOODS - 0.03%

James River Corp                                2,675    $       64,534
                                                         --------------
                                                                 64,534
                                                         --------------

CONSUMER DISCRETIONARY - 9.37%

American Standard Co *                          31,875          892,500
Baby Superstore Inc *                           16,350          931,950
Central Euro Media Enter 'A'                    10,650          218,325
Cognex Corp *                                    9,450          328,387
Coleman Co Inc *                                14,625          513,703
Edmark Corp *                                   15,400          485,100
La Quinta Motor Inns                            10,100          276,487
Millicom International Cellular 'A' *           18,625          568,063
Paging Network Inc *                           152,800        3,724,500
Picturetel Corp *                               39,800        1,716,375
Premisys Communications Inc *                   19,200        1,075,200
Singer Company N.V.                             69,550        1,938,706
Toy Biz Inc *                                    8,400          182,700
Ucar International Inc *                        54,200        1,829,250
Warner Lambert Co                               40,400        3,923,850
                                                         --------------
                                                             18,605,096
                                                         --------------

ENERGY - 1.05%

Barrett Resources Corp *                        40,750        1,197,031
BDM International *                             19,175          556,075
Symmetricom *                                   23,575          324,156
                                                         --------------
                                                              2,077,262
                                                         --------------

FINANCIAL & BUSINESS SERVICES - 17.99%

Alco Standard Corp *                            42,100        1,920,812
Arch Communications Group *                      3,200           76,800
Bank of New York Co Inc *                       39,050        1,903,687



--------------------------------------------------------------------------

                                                                MARKET
                                                SHARES          VALUE
                                                ------          -----
Chase Manhattan Corp                            80,825   $    4,900,016
Citicorp                                        21,600        1,452,600
FNMA                                            33,250        4,127,156
First Data Corp                                 61,600        4,119,500
First Interstate Bank                           40,825        5,572,612
General Motors Corp                             14,025          729,300
Glendale Federal Bank *                         36,550          639,625
HFS Inc *                                       70,400        5,755,200
North American Mortgage                          8,300          176,375
Olsten Corp                                      6,725          265,637
Redwood Trust Inc *                             44,300          808,475
UNUM Corp                                       59,450        3,269,750
                                                         --------------
                                                             35,717,545
                                                         --------------
HEALTH CARE - 12.22%

Amgen Inc                                      128,400        7,623,750
ARV Assisted Living Inc *                       22,950          269,663
Biochem Pharmaceutical Inc *                    29,475        1,182,684
Corvita Corp *                                 104,075        1,079,778
Daig Corp *                                     21,000          483,000
Enterprise Systems Inc *                        45,250        1,380,125
Healthsource Inc *                              42,550        1,531,800
Horizon Mental Health Mgmt *                    22,900          380,713
Lilly (Eli) & Co                                49,100        2,761,875
Oxford Health Plans *                            8,950          661,181
Pacificare Health Systems 'B' *                 51,325        4,465,274
Pfizer Inc                                      38,975        2,455,425
                                                         --------------
                                                             24,275,268
                                                         --------------

MATERIALS & PROCESSING - 2.99%

Crown Cork & Seal *                            113,500        4,738,625
Freeport McMoRan *                              22,108          817,996
Plasma & Materials Techology Inc *              34,000          382,500
                                                         --------------
                                                              5,939,121
                                                         --------------

TECHNOLOGY - 29.02%

Altera Corp *                                   33,525        1,667,869

* Non-income Producing Securities.

PACIFIC SELECT FUND
GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES        VALUE
                                                            ------        -----
TECHNOLOGY - (CONTINUED)

Analog Devices *                                           173,450 $  6,135,794
Anixter International Inc *                                  7,350      136,894
Ascend Communications Inc *                                 40,100    3,253,113
Boca Research Inc *                                         37,150      984,475
Ciber Inc *                                                 13,775      321,991
Cisco Systems Inc *                                         87,875    6,557,672
Computer Association Int'l Inc                              42,900    2,439,938
Comverse Technology *                                       38,600      772,000
CUC International Inc *                                     35,112    1,198,197
Dendrite International Inc *                                 7,500      135,000
Desktop Data Inc *                                          10,325      252,963
Digital Equipment Corp *                                    93,700    6,008,513
Discreet Logic Inc *                                        24,500      612,500
Elsag Bailey Process Auto *                                  2,925       78,609
Fulcrum Technologies *                                      17,900      581,750
Informix Corp *                                             16,450      493,500
Intuit Inc *                                                18,850    1,470,300
ITI Technologies Inc *                                       7,300      217,175
Itron Inc *                                                 37,075    1,251,281
Keane Inc *                                                 22,875      506,109
Macromedia Inc *                                            47,175    2,464,894
McAfee Associates Inc *                                      8,100      355,388
Nokia Corp                                                  51,293    1,994,015
Novadigm                                                     9,500      269,563
Novellus Systems Inc *                                       8,600      464,400
Peoplesoft Inc *                                            60,500    2,601,500
Pittway Corp                                                29,825    2,020,644
Programmer's Paradise Inc *                                 25,000      168,750
Seagate Technology *                                        27,925    1,326,438
Seer Technologies Inc *                                      9,100      113,750
Stratacom Inc                                               10,775      791,963
Sun Microsystems *                                          55,000    2,509,375
Systemsoft Corp *                                           38,000      427,500
Technology Solutions *                                     144,050    2,808,975
Telcom Semiconductor Inc *                                   8,300       60,175

--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES        VALUE
                                                            ------        -----
US Robotics Corp                                            26,525 $  2,327,569
Xerox Corp                                                  13,625    1,866,625
                                                                   ------------
                                                                     57,647,167
                                                                   ------------
TRANSPORTATION - 0.25%

Exide Corp                                                  10,650      488,569
                                                                   ------------
                                                                        488,569
                                                                   ------------
UTILITIES - 0.19%

Commnet Cellular Inc *                                       9,175      264,928
United Waste Systems Inc *                                   3,250      121,063
                                                                   ------------
                                                                        385,991
                                                                   ------------

Total Common Stocks
   (Cost $127,045,841)                                              145,200,553
                                                                   ------------



FOREIGN COMMOM STOCKS - 9.33%

BRAZIL - 0.78%

Telebras ADR                                                32,750    1,551,531
                                                                   ------------
                                                                      1,551,531
                                                                   ------------

FINLAND - 2.53%

Cultor Oy 1                                                  7,068      291,962
Cultor Oy 2-FR                                               4,614      190,593
Huhtamaki I                                                 24,979      601,897
Metra Oy 'A'                                                 1,490       61,206
Metra Oy 'B'                                                35,580    1,461,560
Nokia Ab-A Shs                                              61,459    2,411,789
                                                                   ------------
                                                                      5,019,007
                                                                   ------------

GERMANY - 3.25%

Sap Ag-vorzug                                               42,492    6,442,574
                                                                   ------------
                                                                      6,442,574
                                                                   ------------

* NON-INCOME PRODUCTING SECURITIES

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

---------------------------------------------------------------------------
                                                             MARKET
                                                SHARES       VALUE
                                                ------       -----
ITALY - 0.63%

Arnoldo Mondadori Editor                        69,597  $   603,057

Industrie Natuzzi Spa ADR                       14,425      654,534
                                                        -----------
                                                          1,257,591
                                                        -----------
JAPAN - 0.57%

NTT Data Comm Systems                             340     1,139,903
                                                        -----------
                                                          1,139,903
                                                        -----------
MEXICO - 0.01%

Grupo Financiero Inbursa                        8,584        25,067
                                                        -----------
                                                             25,067
                                                        -----------
NORWAY - 0.10%

Elkjoep                                         8,348       206,728
                                                        -----------
                                                            206,728
                                                        -----------
SWEDEN - 1.46%

Kinnevik Ab 'B' Free                           70,719     2,210,385
Nordictel Holdings Ab *                        28,415       291,052
Securitas Ab 'B' Free                           8,330       395,248
                                                        -----------
                                                          2,896,685
                                                        -----------

Total Foreign Stocks (Cost $15,826,036)                  18,539,086
                                                        -----------

Total Investments in Securities
   at Market Value (Cost $142,871,877)                  163,739,639
                                                        -----------

                                            PRINCIPAL
                                             AMOUNT         VALUE
                                             ------         -----
COMMERCIAL PAPER - 17.52%

CHEVRON
 5.730% due 01/12/96                      $ 8,000,000     7,985,993

---------------------------------------------------------------------------
                                            PRINCIPAL
                                             AMOUNT          VALUE
                                             ------          -----
FHLMC
  5.470 % due 01/25/96                    $ 5,000,000  $  4,981,767
  5.480% due 03/07/96                       5,000,000     4,949,766
FNMA
  5.670% due 01/04/96                       3,000,000     2,998,582
  5.470% due 01/17/96                       3,000,000     2,992,707
Ford Motor Credit
  5.750% due 01/02/96                       5,900,000     5,899,058
General Electric Capital Corp
  5.950% due 01/04/96                       5,000,000     4,997,521
                                                       ------------

Total Commercial Paper                                   34,805,394
                                                       ------------

TIME DEPOSITS - 0.04%

State Street Bank and Trust
  4.250% due 01/02/96                          77,000        77,000
                                                       ------------

Total Time Deposits                                          77,000
                                                       ------------

Total Short-Term Investments
   at Amortized Cost                                     34,882,394
                                                       ------------
TOTAL GROWTH LT PORTFOLIO
 (COST $177,754,272)                                  $ 198,622,033
                                                      =============

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                                     MARKET
                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCKS - 92.00%

CAPITAL GOODS - 3.04%

Case Corp                                            50,000     $  2,287,500
Office Depot Inc *                                   50,000          987,500
                                                                ------------
                                                                   3,275,000
                                                                ------------

CONSUMER DISCRETIONARY - 22.43%

Callaway Golf Co                                    200,000        4,525,000
Estee Lauder Co 'A' *                                80,000        2,790,000
General Nutrition *                                  60,000        1,395,000
Gucci Group *                                       100,000        3,887,500
Intimate Brands                                      50,000          750,000
Motorola                                             60,000        3,420,000
Paging Network Inc *                                100,000        2,406,250
Walt Disney Productions                              85,000        5,015,000
                                                                ------------
                                                                  24,188,750
                                                                ------------

CONSUMER STAPLES - 13.27%

Coca-Cola                                            80,000        5,940,000
PepsiCo                                              60,000        3,352,500
Starbucks Corp *                                    240,000        5,025,000
                                                                ------------
                                                                  14,317,500
                                                                ------------
FINANCIAL & BUSINESS SERVICES - 11.25%

American Express                                     75,000        3,103,125
Capital One Finance                                  75,000        1,790,625
Chemical Banking Corp                                30,000        1,762,500
Donaldson, Lufkin, & Jenrette Inc                    30,000          937,500
First USA Inc                                        50,000        2,218,750
Green Tree Financial Corp                            25,000          659,375
MBNA Corp                                            25,000          921,875
Medaphis Corp *                                      20,000          742,500
                                                                ------------
                                                                  12,136,250
                                                                ------------

--------------------------------------------------------------------------------
                                                                     MARKET
                                                      SHARES         VALUE
                                                      ------         -----
HEALTH CARE - 1.49%

Oxford Health Plans *                                10,000     $    737,500
PacifiCare Health Systems 'B'  *                     10,000          872,500
                                                                ------------
                                                                   1,610,000
                                                                ------------

TECHNOLOGY - 37.48%

Adaptec Inc *                                        25,000        1,025,000
Adobe Systems Inc                                    30,000        1,863,750
Ascend Communications Inc *                          10,000          811,875
Cabletron Systems *                                  50,000        4,050,000
Cascade Communications Corp *                        10,000          851,250
Cisco Systems Inc *                                  60,000        4,481,250
Dell Computer Corp *                                 45,000        1,558,125
Fore Systems *                                       20,000        1,191,250
Hewlett Packard Co                                   50,000        4,187,500
Intel Corp                                           25,000        1,420,313
Intuit Inc *                                         30,000        2,343,750
Microsoft Corp *                                     45,000        3,951,562
Oracle Systems Corp *                               100,000        4,237,500
Silicon Graphics *                                   50,000        1,375,000
U.S. Robotics Corp *                                 30,000        2,636,250
3 Com Corp *                                         95,000        4,435,313
                                                                ------------
                                                                  40,419,688
                                                                ------------

UTILITIES - 3.04%

AT&T Corp                                            25,000        1,618,750
Ericsson 'B' ADR                                     85,000        1,657,500
                                                                ------------
                                                                   3,276,250
                                                                ------------

Total Common Stocks
  (Cost $87,498,886)                                              99,223,438
                                                                ------------

* NON-INCOME PRODUCING SECURITIES.

PACIFIC SELECT FUND
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

---------------------------------------------------------------------------
                                          PRINCIPAL
                                           AMOUNT                  VALUE
                                           ------                  -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENTS - 8.00%

 With Citibank, dated 12/29/95
 repurchased price of $8,635,562;
 collateralized by U.S. Treasury
 Notes (market value $8,656,875;
 due 09/30/96)                           $ 8,630,000       $   8,630,000
                                                           -------------

Total Securities Held Under Repurchase
 Agreements                                                    8,630,000
                                                           -------------

TOTAL EQUITY PORTFOLIO
 (COST $96,128,886 )                                       $ 107,853,438
                                                           =============

PACIFIC SELECT FUND
BOND AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                    PRINCIPAL           MARKET
                                                     AMOUNT              VALUE
                                                     ------              -----
CORPORATE BONDS & NOTES - 91.04%

CAPITAL GOODS - 11.40%

Boeing
  6.875% due 10/15/93                             $ 2,000,000     $  2,072,500
Loral
  7.000% due 09/15/23
McDonnell Douglas                                   2,090,000        2,052,652
  9.750% due 04/01/12                               1,750,000        2,250,937
                                                                  ------------
                                                                     6,376,089
                                                                  ------------

CONSUMER DISCRETIONARY - 17.29%

CBS Inc
  7.125% due 11/01/23                               2,000,000        1,975,000
Dayton Hudson Co
  9.700% due 06/15/21                                 500,000          647,500
Fruit of the Loom
  7.375% due 11/15/23                               2,000,000        1,915,060
News America Holdings
  7.750% due 01/20/24                               2,000,000        2,067,500
Time Warner Inc
  9.150% due 02/01/23                               1,000,000        1,146,250
Walt Disney Productions
  7.550% due 07/15/93                               1,750,000        1,916,250
                                                                  ------------
                                                                     9,667,560
                                                                  ------------

CONSUMER STAPLES - 18.55%

Anheuser Busch
  7.000% due 12/01/25                               2,000,000        2,067,500
Coca Cola Enterprise
  6.750% due 09/15/23                               1,500,000        1,528,125
Hershey Foods Co
  8.800% DUE 02/15/21                               2,000,000        2,547,500
Ralston Purina
  7.875% due 06/15/21                               1,500,000        1,644,375
  8.625% due 02/15/22                                 500,000          590,625
Seagram Co Limited
  6.875% due 09/01/23                               2,000,000        1,992,500
                                                                  ------------
                                                                    10,370,625
                                                                  ------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL           MARKET
                                                     AMOUNT              VALUE
                                                     ------              -----
ENERGY - 5.27%

Burlington Resources
  8.200% due 03/15/25                             $ 1,500,000     $  1,763,055
Hydro Quebec
  8.625% due 06/15/29                               1,000,000        1,179,580
                                                                  ------------
                                                                     2,942,635
                                                                  ------------

FINANCIAL & BUSINESS SERVICES - 9.60%

GMAC
  7.400% due 09/01/25                               2,000,000        2,140,000
International Bank
  0.000% due 03/01/28 *                            10,000,000        1,275,000
  0.000% due 07/15/29 *                            17,140,000        1,949,675
                                                                  ------------
                                                                     5,364,675
                                                                  ------------

MATERIALS & PROCESSING - 9.48%

ASARCO Inc
  8.500% due 05/01/25                               1,000,000        1,145,000
Dow Chemical
  7.375% due 03/01/23                               1,500,000        1,569,375
Georgia-Pacific
  7.375% due 12/01/25                               1,500,000        1,515,000
Weyerhaeuser Co
  7.125% due 07/15/23                               1,000,000        1,068,750
                                                                  ------------
                                                                     5,298,125
                                                                  ------------

TECHNOLOGY - 3.70%

IBM Corp
  7.000% due 10/30/45                               2,000,000        2,070,000
                                                                  ------------
                                                                     2,070,000
                                                                  ------------

TRANSPORTATION - 15.75%

AMR Corp
  9.000% due 09/15/16                               4,500,000        5,090,625
Ford Motor Co
  7.750% due 06/15/43                               1,500,000        1,670,895
Johnson Controls
  6.050% due 12/01/45                               2,000,000        2,042,500
                                                                  ------------
                                                                     8,804,020
                                                                  ------------

Total Corporate Bonds & Notes
  (Cost $44,963,679)                                                50,893,729
                                                                  ------------

*NON-INCOME PRODUCING SECURITIES

PACIFIC SELECT FUND
BOND AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

--------------------------------------------------------------------------------
                                                  PRINCIPAL             MARKET
                                                   AMOUNT                VALUE
                                                   ------                -----
U.S. TREASURY BONDS - 2.86%

  7.125% due 02/15/23                          $  1,400,000       $  1,600,816
                                                                  ------------

Total U.S. Treasury Bonds                                            1,600,816
                                                                  ------------
  (Cost $1,567,606)

FOREIGN GOVERNMENT - 4.11%

Province of Newfoundland
  7.320% due 10/13/23                             1,000,000          1,031,580
Province of Saskatchewan
  9.125% due 02/15/21                             1,000,000          1,267,170
                                                                  ------------

Total Foreign Government
  (Cost $2,055,753)                                                  2,298,750
                                                                  ------------

Total Investments in Securities
  at Market Value (Cost $48,587,038)                                54,793,295
                                                                  ------------


SECURITIES HELD UNDER REPURCHASE
AGREEMENTS - 1.99%

  With Citibank, dated 12/29/95
  repurchased price of $1,114,718;
  collateralized by U.S. Treasury
  Notes (market value $1,123,875;
  due 09/30/96)                                   1,114,000          1,114,000
                                                                  ------------

Total Securities Held Under Repurchase
  Agreements                                                         1,114,000
                                                                  ------------

TOTAL BOND AND INCOME PORTFOLIO
  (COST $49,701,038)                                              $ 55,907,295
                                                                  ============